Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (0.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	30	32
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	415	415
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	4,055	4,058
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,407
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,918
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	1,983
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,045	11,479
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,393
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	1,695	1,698
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	240	245
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	1,115	1,162
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,570	1,623
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,365	1,452
Alabama GO	5.000%	8/1/27	675	701
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,840	5,868
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,380	1,415
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	2,295	2,446
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,435	3,728
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,680	1,855
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	1,270	1,423
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,250	1,400
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	640	716
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,950	5,531
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	1,710	1,908
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	7,880	8,092
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	280	310
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	240	243
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	2,035	2,239
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,695	4,712
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,700	5,707
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,182
Auburn University College & University Revenue	5.000%	6/1/28	385	398
Auburn University College & University Revenue	5.000%	6/1/43	5	5
Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,520
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,625	14,282
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	241
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,354
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/49	1,500	1,593
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	1,250	1,318
Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.000%	10/1/56	500	502
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,158
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,263
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	518
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,736
Jefferson County AL Sewer Revenue	5.000%	10/1/27	910	953
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,400	1,486
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,773
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,153
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,000	4,396
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,035	3,367
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,000	3,360
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,500	2,796
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,219
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,778
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,425	6,019
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,000	2,205
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,900	3,182

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,397
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	3,335	3,681
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,800	5,269
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,000	3,285
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	4,093
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,354
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,765	23,470
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,000	28,411
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,317
	University of Alabama College & University Revenue	3.500%	7/1/42	385	353
					241,546
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	15,925	16,026
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,794
					20,820
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,128
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,181
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,862
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	2,990	3,094
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,265
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	392
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/54	7,000	7,641
	Arizona COP, ETM	5.000%	10/1/24	1,140	1,144
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,628
	Arizona COP, ETM	5.000%	10/1/27	280	299
	Arizona COP, ETM	5.000%	10/1/28	2,225	2,423
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,035	5,129
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,834
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,550	1,673
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,260	4,681
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,000	5,584
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	3,970
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,035
[1,2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	8,988
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,055
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	4,815	5,073
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,137
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,123
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/51	4,430	4,044
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/61	6,000	5,299
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,120
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	775	804
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	395	417
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	335	360
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,025	1,122
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,118
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	430	431
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,770	1,803
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	727
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,762
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	10,415	10,444
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,802
	Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	15,828
	Glendale Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/38	340	340
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,159
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	50	50
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	14
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	11,373
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	830	840
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,560	3,602
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,226
	Phoenix AZ GO	5.000%	7/1/25	5	5
	Phoenix AZ GO	5.000%	7/1/26	715	744
	Phoenix AZ GO	5.000%	7/1/27	9,265	9,628
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,851
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,898
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,941
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	270	282

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,420	1,485
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,220
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,520	6,517
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,445
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	1,012
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	28,695	29,066
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,075	6,961
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	2,140	2,299
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	2,080	2,005
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	270	282
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,450	2,700
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	975
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	18,030	18,998
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	105	107
Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/25	135	137
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,575	5,841
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,544
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,095	3,237
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,928
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	925	925
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	285	297
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	4,045	4,094
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	3,500	3,642
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	155	157
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	57
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,207
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	19,315	19,626
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,605	7,072
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	2,715	2,907
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	190	203
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	3,610	3,846
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	875	929
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,061
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	5,820	6,163
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,875	1,983
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	645	661
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	155	163
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	13,995	15,440
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	2,000	2,237
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	2,000	2,221
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	50
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,768
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	200
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	31,020	33,556
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	2,000	2,220
Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	1,275	1,383
University of Arizona College & University Revenue	4.000%	8/1/44	6,195	6,138
				450,338
Arkansas (0.1%)
Fayetteville School District No. 1 GO	4.000%	2/1/46	5,000	4,878
Fayetteville School District No. 1 GO	2.750%	6/1/46	155	116
Fayetteville School District No. 1 GO	4.000%	2/1/50	5,000	4,809
Fayetteville School District No. 1 GO	3.000%	6/1/50	70	55

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,835
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,946
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,015	2,992
	University of Arkansas College & University Revenue	5.000%	12/1/45	4,045	4,315
					24,946
California (16.7%)
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,072
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,800	685
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	1,320	334
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,457
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	4,900	2,875
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	9,305	5,434
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	4,363
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	1,003
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	17,889
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,250	1,995
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,447
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	3,650	3,772
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	100
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,332
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	491
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	61
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	512
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	530
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,130	4,229
[5]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	279
[4]	Alvord Unified School District GO	0.000%	8/1/41	220	102
[4]	Alvord Unified School District GO	0.000%	8/1/43	590	260
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,629
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,243
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,734
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	1,026
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,916
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	1,490	990
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	10,093
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,598
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,159
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	120	127
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	215	232
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	286
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	645	658
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	467
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	106
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	225	229
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	136
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	3,205	3,241
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,040
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	4,530	4,227
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	18,570	18,691
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,090	6,121
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,095	5,107
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	280
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	21,867
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,359
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,230	4,039
	Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	5,000	5,591
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	13,650	9,284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	4,970
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,555
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	4,110	4,124
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	180	191
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	237

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	376
Beverly Hills Unified School District CA GO	0.000%	8/1/31	675	540
Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	816
Beverly Hills Unified School District CA GO	0.000%	8/1/37	1,850	1,082
Beverly Hills Unified School District CA GO	3.000%	8/1/44	215	182
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	864
California Department of Water Resources Water Revenue	5.000%	12/1/24	175	176
California Department of Water Resources Water Revenue	5.000%	12/1/25	195	196
California Department of Water Resources Water Revenue	5.000%	12/1/26	550	580
California Department of Water Resources Water Revenue	5.000%	12/1/27	365	392
California Department of Water Resources Water Revenue	5.000%	12/1/27	400	430
California Department of Water Resources Water Revenue	5.000%	12/1/28	1,835	1,926
California Department of Water Resources Water Revenue	5.000%	12/1/28	405	444
California Department of Water Resources Water Revenue	5.000%	12/1/29	585	613
California Department of Water Resources Water Revenue	5.000%	12/1/29	295	330
California Department of Water Resources Water Revenue	5.000%	12/1/30	360	410
California Department of Water Resources Water Revenue	5.000%	12/1/30	380	398
California Department of Water Resources Water Revenue	5.000%	12/1/31	450	512
California Department of Water Resources Water Revenue	5.000%	12/1/31	255	266
California Department of Water Resources Water Revenue	5.000%	12/1/31	370	396
California Department of Water Resources Water Revenue	5.000%	12/1/31	35	39
California Department of Water Resources Water Revenue	5.000%	12/1/32	125	142
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,442
California Department of Water Resources Water Revenue	5.000%	12/1/33	75	83
California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,190
California Department of Water Resources Water Revenue	5.000%	12/1/34	665	755
California Department of Water Resources Water Revenue	5.000%	12/1/34	225	249
California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,214
California Department of Water Resources Water Revenue	5.000%	12/1/35	720	816
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	57
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	245	283
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	129
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	12,540
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,551
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,225	3,248
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,375	3,399
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	220
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	145
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	549
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	518
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,056
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	5,995
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,132
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	13,600	16,607
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,605	4,387
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,873
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,860	28,854
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,040	1,300
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	15,965	19,320
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	2,450	2,606
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,018
California Enterprise Development Authority Lease (Abatement) Revenue	5.250%	11/1/54	15,000	16,809
California GO	5.000%	8/1/24	5,470	5,470
California GO	5.000%	8/1/24	1,190	1,190
California GO	5.000%	8/1/24	400	400
California GO	5.000%	8/1/24	2,000	2,000
California GO	5.000%	8/1/24	510	510
California GO	5.000%	8/1/24	1,215	1,215
California GO	5.000%	9/1/24	1,015	1,017
California GO	5.000%	9/1/24	20	20
California GO	5.000%	9/1/24	140	140
California GO	5.000%	9/1/24	3,130	3,135
California GO	5.000%	9/1/24	4,035	4,042
California GO	5.000%	9/1/24	3,000	3,005
California GO	5.000%	9/1/24	5,960	5,970
California GO	4.000%	10/1/24	6,000	6,010
California GO	4.000%	10/1/24	1,655	1,658
California GO	5.000%	10/1/24	1,205	1,209
California GO	5.000%	10/1/24	1,580	1,585

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/24	7,375	7,400
California GO	5.000%	10/1/24	100	100
California GO	5.000%	10/1/24	1,000	1,003
California GO	5.000%	11/1/24	150	151
California GO	5.000%	11/1/24	3,215	3,231
California GO	5.000%	11/1/24	3,655	3,673
California GO	4.000%	12/1/24	5,025	5,043
California GO	5.000%	12/1/24	1,050	1,057
California GO	5.500%	2/1/25	150	152
California GO	5.000%	3/1/25	13,665	13,830
California GO	5.000%	3/1/25	600	607
California GO	5.000%	4/1/25	3,005	3,046
California GO	5.000%	4/1/25	3,965	4,020
California GO	5.000%	8/1/25	3,380	3,451
California GO	5.000%	8/1/25	2,470	2,522
California GO	5.000%	8/1/25	2,055	2,098
California GO	5.000%	8/1/25	500	511
California GO	5.000%	8/1/25	335	342
California GO	5.000%	9/1/25	7,895	8,076
California GO	5.000%	9/1/25	1,235	1,263
California GO	5.000%	9/1/25	6,315	6,459
California GO	5.000%	9/1/25	2,000	2,046
California GO	5.000%	9/1/25	100	102
California GO	5.000%	9/1/25	4,790	4,900
California GO	5.000%	9/1/25	2,500	2,557
California GO	5.000%	9/1/25	5,000	5,114
California GO	4.000%	10/1/25	2,325	2,356
California GO	5.000%	10/1/25	1,110	1,113
California GO	5.000%	10/1/25	735	737
California GO	5.000%	10/1/25	7,840	8,033
California GO	5.000%	10/1/25	5,000	5,123
California GO	5.000%	10/1/25	975	999
California GO	5.000%	10/1/25	3,950	4,047
California GO	5.000%	10/1/25	5,310	5,441
California GO	4.000%	11/1/25	1,255	1,273
California GO	5.000%	11/1/25	4,395	4,511
California GO	5.000%	11/1/25	7,150	7,339
California GO	5.000%	11/1/25	8,360	8,581
California GO	5.000%	12/1/25	6,165	6,339
California GO	3.000%	3/1/26	2,875	2,869
California GO	5.000%	3/1/26	15,465	15,636
California GO	5.000%	3/1/26	980	991
California GO	5.000%	4/1/26	4,045	4,188
California GO	5.000%	4/1/26	11,365	11,767
California GO	4.000%	8/1/26	400	409
California GO	5.000%	8/1/26	1,175	1,225
California GO	5.000%	8/1/26	22,240	23,187
California GO	5.000%	8/1/26	900	909
California GO	5.000%	8/1/26	1,810	1,846
California GO	5.000%	8/1/26	5,305	5,531
California GO	5.000%	8/1/26	10,040	10,468
California GO	5.000%	8/1/26	135	141
California GO	4.000%	9/1/26	7,585	7,762
California GO	5.000%	9/1/26	7,245	7,558
California GO	5.000%	9/1/26	2,680	2,738
California GO	5.000%	9/1/26	235	245
California GO	5.000%	9/1/26	1,555	1,622
California GO	5.000%	9/1/26	11,690	12,195
California GO	5.000%	9/1/26	2,605	2,718
California GO	5.000%	9/1/26	5,000	5,216
California GO	5.000%	9/1/26	7,000	7,302
California GO	5.000%	9/1/26	8,000	8,346
California GO	5.000%	10/1/26	455	456
California GO	5.000%	10/1/26	2,780	2,905
California GO	5.000%	10/1/26	100	100
California GO	5.000%	10/1/26	1,735	1,813
California GO	5.000%	10/1/26	6,710	7,012
California GO	5.000%	10/1/26	2,030	2,121
California GO	4.000%	11/1/26	25	26
California GO	5.000%	11/1/26	2,295	2,402

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/26	12,075	12,639
	California GO	5.000%	11/1/26	100	100
	California GO	5.000%	11/1/26	5,015	5,249
	California GO	5.000%	12/1/26	4,125	4,325
[7]	California GO	5.000%	2/1/27	3,990	4,197
	California GO	5.000%	3/1/27	6,000	6,068
	California GO	5.000%	3/1/27	8,090	8,181
	California GO	5.000%	4/1/27	5,445	5,747
	California GO	5.000%	4/1/27	2,995	3,161
	California GO	3.500%	8/1/27	350	355
	California GO	5.000%	8/1/27	2,510	2,559
	California GO	5.000%	8/1/27	6,120	6,180
	California GO	5.000%	8/1/27	3,750	3,985
	California GO	5.000%	8/1/27	7,310	7,768
	California GO	5.000%	9/1/27	1,010	1,054
	California GO	5.000%	9/1/27	1,180	1,256
	California GO	5.000%	9/1/27	6,325	6,732
	California GO	5.000%	9/1/27	8,000	8,514
	California GO	4.000%	10/1/27	11,205	11,610
	California GO	5.000%	10/1/27	10,170	10,201
	California GO	5.000%	10/1/27	1,265	1,348
	California GO	5.000%	10/1/27	2,755	2,852
	California GO	5.000%	10/1/27	6,100	6,502
	California GO	5.000%	11/1/27	1,000	1,068
	California GO	5.000%	11/1/27	2,355	2,514
	California GO	5.000%	11/1/27	2,450	2,616
	California GO	5.000%	11/1/27	3,535	3,774
	California GO	5.000%	11/1/27	3,565	3,806
	California GO	5.000%	11/1/27	4,365	4,660
	California GO	5.000%	11/1/27	1,260	1,345
	California GO	5.000%	12/1/27	8,200	8,769
	California GO	3.000%	3/1/28	4,370	4,362
	California GO	5.000%	3/1/28	3,395	3,432
	California GO	5.000%	4/1/28	6,675	7,183
	California GO	5.000%	8/1/28	6,475	6,717
	California GO	5.000%	8/1/28	9,270	9,617
	California GO	5.000%	8/1/28	7,445	7,866
	California GO	5.000%	8/1/28	690	703
	California GO	5.000%	8/1/28	435	460
	California GO	5.000%	8/1/28	7,645	8,278
	California GO	4.000%	9/1/28	315	321
	California GO	5.000%	9/1/28	2,990	3,106
	California GO	5.000%	9/1/28	2,845	2,902
	California GO	5.000%	9/1/28	1,270	1,377
	California GO	5.000%	9/1/28	1,240	1,288
	California GO	5.000%	9/1/28	4,995	5,417
	California GO	5.000%	10/1/28	1,000	1,003
	California GO	5.000%	10/1/28	930	933
	California GO	5.000%	10/1/28	150	163
	California GO	5.000%	10/1/28	5,060	5,496
	California GO	5.000%	10/1/28	340	369
	California GO	5.000%	10/1/28	22,295	24,216
	California GO	5.000%	10/1/28	2,015	2,189
	California GO	5.000%	11/1/28	230	244
	California GO	5.000%	11/1/28	20,115	21,882
	California GO	5.000%	12/1/28	14,350	15,635
	California GO	5.000%	2/1/29	25	25
	California GO	3.000%	3/1/29	40	40
	California GO	3.000%	3/1/29	285	282
	California GO	5.000%	3/1/29	535	585
	California GO	5.000%	4/1/29	7,950	8,708
	California GO	5.000%	4/1/29	3,305	3,620
	California GO	5.000%	8/1/29	7,660	7,937
	California GO	5.000%	8/1/29	210	222
	California GO	5.000%	8/1/29	670	682
	California GO	5.000%	8/1/29	1,350	1,399
	California GO	5.000%	8/1/29	1,730	1,745
	California GO	5.000%	8/1/29	3,495	3,774
	California GO	3.000%	9/1/29	155	153
	California GO	5.000%	9/1/29	1,090	1,131

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/29	2,110	2,189
California GO	5.000%	9/1/29	1,125	1,243
California GO	5.000%	9/1/29	10,770	11,895
California GO	5.000%	10/1/29	250	251
California GO	5.000%	10/1/29	14,625	16,176
California GO	5.000%	10/1/29	8,605	8,865
California GO	5.000%	10/1/29	2,980	3,227
California GO	5.000%	10/1/29	5,780	6,393
California GO	5.000%	10/1/29	20,000	22,121
California GO	5.000%	10/1/29	5,750	6,360
California GO	5.000%	10/1/29	5,125	5,668
California GO	4.000%	11/1/29	14,545	15,360
California GO	5.000%	11/1/29	22,940	25,408
California GO	5.000%	11/1/29	12,065	13,363
California GO	5.000%	11/1/29	12,345	13,095
California GO	5.000%	11/1/29	2,530	2,802
California GO	5.000%	12/1/29	1,805	2,002
California GO	5.000%	3/1/30	4,450	4,494
California GO	5.000%	3/1/30	2,495	2,776
California GO	5.000%	4/1/30	1,085	1,209
California GO	5.000%	8/1/30	7,940	8,223
California GO	5.000%	8/1/30	13,370	14,085
California GO	5.000%	8/1/30	150	151
California GO	5.000%	8/1/30	2,650	2,694
California GO	5.000%	8/1/30	1,700	1,791
California GO	5.000%	8/1/30	5,135	5,524
California GO	5.000%	9/1/30	2,450	2,541
California GO	5.000%	9/1/30	5,520	5,724
California GO	5.000%	9/1/30	10,200	10,385
California GO	5.000%	9/1/30	5,025	5,636
California GO	5.000%	10/1/30	340	341
California GO	5.000%	10/1/30	10,350	11,411
California GO	5.000%	10/1/30	5,325	5,743
California GO	5.000%	10/1/30	6,810	7,648
California GO	5.000%	11/1/30	16,860	18,961
California GO	5.000%	11/1/30	4,840	5,443
California GO	5.000%	12/1/30	3,350	3,772
California GO	5.000%	3/1/31	1,010	1,123
California GO	5.000%	4/1/31	1,550	1,755
California GO	5.000%	4/1/31	4,310	4,879
California GO	5.000%	4/1/31	1,050	1,144
California GO	5.000%	4/1/31	95	103
California GO	4.000%	8/1/31	1,000	1,012
California GO	5.000%	8/1/31	965	966
California GO	5.000%	8/1/31	4,815	4,856
California GO	5.000%	8/1/31	385	399
California GO	3.250%	9/1/31	205	203
California GO	4.000%	9/1/31	7,140	7,230
California GO	5.000%	9/1/31	2,200	2,281
California GO	5.000%	9/1/31	4,975	5,158
California GO	5.000%	10/1/31	340	341
California GO	5.000%	10/1/31	11,885	13,051
California GO	5.000%	10/1/31	9,985	11,389
California GO	5.000%	10/1/31	7,250	8,269
California GO	5.000%	11/1/31	400	423
California GO	5.000%	11/1/31	500	528
California GO	5.000%	11/1/31	865	971
California GO	5.000%	11/1/31	2,000	2,244
California GO	5.000%	11/1/31	5,500	5,936
California GO	5.000%	11/1/31	7,000	7,994
California GO	5.000%	12/1/31	3,195	3,653
California GO	5.000%	12/1/31	1,000	1,032
California GO	5.000%	3/1/32	4,180	4,637
California GO	5.000%	4/1/32	12,805	14,673
California GO	5.000%	4/1/32	2,685	3,077
California GO	5.000%	4/1/32	2,445	2,656
California GO	4.000%	8/1/32	8,250	8,334
California GO	5.000%	8/1/32	2,340	2,343
California GO	5.000%	8/1/32	250	252
California GO	5.000%	8/1/32	1,035	1,052

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/32	1,330	1,377
[4]	California GO	5.250%	8/1/32	39,785	45,834
	California GO	5.250%	8/1/32	1,075	1,095
	California GO	3.000%	9/1/32	520	508
	California GO	3.500%	9/1/32	65	65
	California GO	4.000%	9/1/32	13,525	13,667
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	7,610	7,690
	California GO	4.000%	9/1/32	305	308
	California GO	5.000%	9/1/32	2,465	2,555
	California GO	5.000%	9/1/32	3,260	3,318
	California GO	5.000%	9/1/32	3,430	3,555
	California GO	5.000%	9/1/32	3,335	3,844
	California GO	5.000%	9/1/32	5,000	5,763
	California GO	5.000%	9/1/32	2,955	3,406
	California GO	3.000%	10/1/32	335	325
	California GO	5.000%	10/1/32	7,195	7,214
	California GO	5.000%	10/1/32	2,200	2,408
	California GO	5.000%	10/1/32	16,250	18,334
	California GO	5.000%	10/1/32	9,245	10,511
	California GO	5.000%	11/1/32	1,360	1,436
	California GO	5.000%	11/1/32	11,010	11,876
	California GO	5.000%	11/1/32	500	528
	California GO	5.000%	11/1/32	210	235
	California GO	5.000%	11/1/32	40	46
	California GO	5.000%	12/1/32	5	5
	California GO	5.000%	3/1/33	1,185	1,196
	California GO	5.000%	3/1/33	5,000	5,542
	California GO	5.000%	3/1/33	1,045	1,158
	California GO	5.000%	3/1/33	2,500	2,771
	California GO	5.000%	4/1/33	7,890	8,552
	California GO	5.000%	4/1/33	1,045	1,196
	California GO	3.500%	8/1/33	365	364
	California GO	4.000%	8/1/33	5,910	5,961
	California GO	5.000%	8/1/33	8,730	9,036
	California GO	5.000%	8/1/33	1,400	1,402
	California GO	5.000%	8/1/33	13,065	13,174
	California GO	5.000%	8/1/33	2,315	2,432
	California GO	3.000%	9/1/33	2,320	2,257
	California GO	3.375%	9/1/33	795	784
	California GO	4.000%	9/1/33	505	510
	California GO	4.000%	9/1/33	620	626
	California GO	5.000%	9/1/33	1,355	1,404
	California GO	5.000%	9/1/33	1,025	1,180
	California GO	5.000%	9/1/33	5,055	5,902
	California GO	5.000%	9/1/33	10,000	11,676
	California GO	3.000%	10/1/33	730	700
	California GO	4.000%	10/1/33	120	128
	California GO	5.000%	10/1/33	7,365	7,384
	California GO	5.000%	10/1/33	5,405	6,274
	California GO	4.000%	11/1/33	7,190	7,333
	California GO	5.000%	11/1/33	350	392
	California GO	5.000%	3/1/34	1,290	1,429
	California GO	4.000%	8/1/34	465	466
	California GO	5.000%	8/1/34	1,730	1,758
	California GO	5.000%	8/1/34	10,535	10,903
	California GO	4.000%	9/1/34	16,725	16,866
	California GO	4.000%	9/1/34	260	262
	California GO	4.000%	9/1/34	5	5
	California GO	4.000%	9/1/34	16,665	18,082
	California GO	5.000%	9/1/34	1,230	1,252
	California GO	5.000%	9/1/34	3,185	3,301
	California GO	5.000%	9/1/34	2,205	2,537
	California GO	5.000%	9/1/34	5,000	5,835
	California GO	5.000%	9/1/34	6,430	7,606
	California GO	4.000%	10/1/34	5,720	5,951
	California GO	4.000%	10/1/34	6,615	7,005
	California GO	4.000%	11/1/34	3,280	3,339
	California GO	4.000%	11/1/34	1,910	2,004
	California GO	5.000%	11/1/34	1,670	1,869

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	12/1/34	3,570	3,684
California GO	5.000%	12/1/34	12,115	13,575
California GO	5.000%	3/1/35	26,245	29,053
California GO	5.000%	3/1/35	2,020	2,236
California GO	3.125%	4/1/35	135	129
California GO	5.000%	4/1/35	3,715	4,244
California GO	5.000%	4/1/35	9,780	10,524
California GO	3.500%	8/1/35	290	285
California GO	5.000%	8/1/35	1,000	1,034
California GO	5.000%	8/1/35	1,570	1,572
California GO	5.000%	8/1/35	5,000	5,080
California GO	5.000%	8/1/35	1,545	1,622
California GO	3.000%	9/1/35	510	476
California GO	4.000%	9/1/35	7,470	7,521
California GO	4.000%	9/1/35	510	513
California GO	4.000%	9/1/35	5,105	5,140
California GO	5.000%	9/1/35	7,075	7,327
California GO	5.000%	9/1/35	3,340	3,459
California GO	5.000%	9/1/35	2,035	2,337
California GO	5.000%	9/1/35	5,000	5,822
California GO	5.000%	9/1/35	10,000	11,722
California GO	5.000%	10/1/35	1,390	1,430
California GO	5.000%	10/1/35	5,000	5,786
California GO	4.000%	11/1/35	200	203
California GO	4.000%	11/1/35	2,340	2,442
California GO	5.000%	11/1/35	1,155	1,216
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	11,865	13,266
California GO	4.000%	3/1/36	10,700	11,075
California GO	5.000%	3/1/36	1,005	1,110
California GO	5.000%	4/1/36	7,900	8,543
California GO	4.000%	8/1/36	1,500	1,507
California GO	5.000%	8/1/36	9,035	9,672
California GO	5.000%	8/1/36	45	46
California GO	5.000%	8/1/36	5,890	6,175
California GO	3.000%	9/1/36	2,580	2,389
California GO	4.000%	9/1/36	215	216
California GO	4.000%	9/1/36	685	688
California GO	5.000%	9/1/36	555	574
California GO	5.000%	9/1/36	2,220	2,539
California GO	5.000%	9/1/36	7,080	8,099
California GO	5.000%	9/1/36	5,015	5,815
California GO	5.000%	9/1/36	25,000	29,175
California GO	3.000%	10/1/36	1,480	1,367
California GO	4.000%	10/1/36	1,155	1,191
California GO	4.000%	10/1/36	5,940	6,203
California GO	5.000%	10/1/36	10,790	12,440
California GO	2.000%	11/1/36	150	118
California GO	4.000%	11/1/36	35	35
California GO	4.000%	11/1/36	1,020	1,058
California GO	5.000%	11/1/36	6,600	7,091
California GO	5.000%	11/1/36	5,740	6,391
California GO	5.000%	12/1/36	4,290	4,782
California GO	3.750%	4/1/37	655	655
California GO	5.000%	4/1/37	1,360	1,470
California GO	5.000%	4/1/37	75	85
California GO	4.000%	8/1/37	40	40
California GO	4.000%	8/1/37	165	167
California GO	5.000%	8/1/37	5,595	5,779
California GO	4.000%	9/1/37	925	929
California GO	4.000%	9/1/37	10,000	10,629
California GO	3.000%	10/1/37	13,520	12,428
California GO	3.750%	10/1/37	14,960	14,960
California GO	4.000%	10/1/37	4,005	4,124
California GO	5.000%	10/1/37	110	110
California GO	5.000%	10/1/37	3,940	4,440
California GO	5.000%	11/1/37	22,705	24,367
California GO	5.000%	11/1/37	2,365	2,487
California GO	5.000%	11/1/37	1,150	1,315
California GO	4.000%	3/1/38	8,595	8,863

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/38	5,480	5,917
California GO	4.000%	8/1/38	885	889
California GO	5.000%	8/1/38	1,600	1,650
California GO	5.000%	9/1/38	3,895	4,480
California GO	5.000%	9/1/39	4,875	5,515
California GO	4.000%	10/1/39	7,805	7,996
California GO	4.000%	10/1/39	6,400	6,420
California GO	5.000%	10/1/39	4,685	4,803
California GO	5.000%	10/1/39	3,485	3,780
California GO	5.000%	10/1/39	1,075	1,225
California GO	5.000%	11/1/39	17,480	18,671
California GO	4.000%	3/1/40	9,190	9,420
California GO	5.000%	9/1/41	6,515	7,213
California GO	5.000%	9/1/41	8,000	9,115
California GO	4.000%	10/1/41	8,415	8,641
California GO	5.000%	10/1/41	13,615	14,996
California GO	3.000%	11/1/41	210	183
California GO	4.000%	11/1/41	2,905	2,907
California GO	5.000%	4/1/42	11,410	11,950
California GO	5.000%	4/1/42	10,685	11,870
California GO	4.000%	9/1/42	1,710	1,764
California GO	5.000%	9/1/42	12,310	13,740
California GO	5.000%	9/1/42	3,550	3,735
California GO	4.000%	10/1/42	950	982
California GO	5.000%	10/1/42	24,075	25,747
California GO	5.000%	10/1/42	27,355	30,729
California GO	5.000%	11/1/42	6,875	7,688
California GO	4.000%	2/1/43	25	25
California GO	4.000%	9/1/43	5,780	5,962
California GO	4.000%	9/1/43	5,900	6,095
California GO	5.000%	9/1/43	5,005	5,635
California GO	5.000%	9/1/43	11,800	13,354
California GO	2.250%	11/1/43	210	150
California GO	2.375%	12/1/43	1,415	1,032
California GO	5.000%	12/1/43	140	153
California GO	5.000%	9/1/44	11,345	12,812
California GO	4.000%	10/1/44	5,220	5,257
California GO	4.000%	11/1/44	635	631
California GO	4.000%	3/1/45	85	85
California GO	5.000%	3/1/45	3,610	3,632
California GO	3.250%	4/1/45	5,150	4,527
California GO	4.000%	8/1/45	120	120
California GO	4.000%	9/1/45	40	40
California GO	5.000%	9/1/45	7,560	7,759
California GO	5.000%	10/1/45	9,030	10,076
California GO	5.250%	10/1/45	10,250	11,669
California GO	4.000%	11/1/45	16,725	16,696
California GO	3.000%	3/1/46	5,160	4,266
California GO	4.000%	3/1/46	3,000	3,028
California GO	4.000%	3/1/46	5,700	5,753
California GO	4.000%	8/1/46	110	109
California GO	3.000%	9/1/46	1,385	1,144
California GO	4.000%	9/1/46	95	94
California GO	5.000%	9/1/46	1,600	1,642
California GO	2.375%	10/1/46	6,670	4,621
California GO	3.000%	12/1/46	100	82
California GO	5.000%	4/1/47	8,865	9,742
California GO	4.000%	9/1/47	12,400	12,591
California GO	5.250%	9/1/47	12,725	14,313
California GO	3.625%	10/1/47	1,070	1,001
California GO	5.000%	10/1/47	6,885	7,026
California GO	4.000%	11/1/47	80	79
California GO	5.000%	11/1/47	16,630	17,313
California GO	5.000%	9/1/48	14,750	16,484
California GO	5.000%	4/1/49	3,485	3,687
California GO	3.000%	10/1/49	2,325	1,872
California GO	2.500%	12/1/49	560	382
California GO	3.000%	12/1/49	400	322
California GO	2.500%	3/1/50	2,000	1,357
California GO	3.000%	3/1/50	3,000	2,404

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	3/1/50	3,000	3,011
	California GO	4.000%	10/1/50	7,330	7,390
	California GO	5.250%	10/1/50	20,005	22,528
	California GO	3.000%	11/1/50	2,500	1,998
[3]	California GO	3.000%	11/1/50	4,000	3,228
	California GO	4.000%	11/1/50	11,900	11,678
	California GO	2.375%	10/1/51	200	129
	California GO	3.000%	4/1/52	12,020	9,561
	California GO	4.250%	9/1/52	4,485	4,582
	California GO	5.000%	9/1/52	2,620	2,874
	California GO	5.000%	9/1/53	8,370	9,294
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,145	1,200
[2]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,500
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	115
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,150	1,230
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,070	1,153
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,255	1,353
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,554
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,045	5,559
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,570	1,679
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,408
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	1,985
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	4,795	4,743
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,069
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	5,380	5,310
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	809
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	55	56
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	70	73
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	180	191
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	450	483
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	240	255
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	380	411
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	214
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	2,445	2,584
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	90	95
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/45	8,000	8,134
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	483
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/49	3,150	3,447
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,714
	California Municipal Finance Authority College & University Revenue	5.000%	9/1/54	3,185	3,461
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	50	54
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	1,500	1,579
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	5,000	5,243
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	680	703
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,170
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,791
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,791
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,800	2,842
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,020
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,007
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,526
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,075	3,141
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	430	441
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	340	346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,403
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	647
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	40	43
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,459
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	615	623
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,185
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,355	2,492
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	310	311
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	535	566
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,595
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	10,902
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,020	1,149
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,875	4,398
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	1,145	1,309

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,005	2,274
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,007
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,263
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,664
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,665	1,880
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/35	1,850	2,158
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	135	152
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,435	4,436
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,650	1,919
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	110	123
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	15,938
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	16,060
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	2,700	3,045
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	290	326
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	11,099
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,913
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	2,475	2,514
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,983
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,115	2,220
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,605
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,185	1,290
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,124
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,215	1,385
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,005	4,019
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	40	41
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	135	141
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	220	235
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	50	53
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	270	302
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	6,320	7,108
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	2,007
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	3,055	3,342
California State University College & University Revenue	5.000%	11/1/25	360	369
California State University College & University Revenue	5.000%	11/1/26	230	236
California State University College & University Revenue	5.000%	11/1/26	25	26
California State University College & University Revenue	5.000%	11/1/27	345	354
California State University College & University Revenue	5.000%	11/1/27	150	159
California State University College & University Revenue	5.000%	11/1/27	2,670	2,773
California State University College & University Revenue	3.250%	11/1/28	1,815	1,812
California State University College & University Revenue	5.000%	11/1/28	835	867
California State University College & University Revenue	5.000%	11/1/28	660	697
California State University College & University Revenue	3.375%	11/1/29	4,065	4,068
California State University College & University Revenue	5.000%	11/1/29	245	258
California State University College & University Revenue	5.000%	11/1/29	1,175	1,218
California State University College & University Revenue	5.000%	11/1/30	1,000	1,036
California State University College & University Revenue	5.000%	11/1/30	6,000	6,149
California State University College & University Revenue	5.000%	11/1/31	13,590	13,917
California State University College & University Revenue	5.000%	11/1/31	295	310
California State University College & University Revenue	5.000%	11/1/31	2,275	2,353
California State University College & University Revenue	5.000%	11/1/32	545	573
California State University College & University Revenue	5.000%	11/1/32	8,560	8,849
California State University College & University Revenue	3.000%	11/1/33	330	315
California State University College & University Revenue	5.000%	11/1/33	510	536
California State University College & University Revenue	5.000%	11/1/33	55	56
California State University College & University Revenue	4.000%	11/1/34	3,075	3,099
California State University College & University Revenue	4.000%	11/1/34	8,585	8,622
California State University College & University Revenue	5.000%	11/1/34	1,500	1,576
California State University College & University Revenue	4.000%	11/1/35	2,190	2,203
California State University College & University Revenue	5.000%	11/1/35	435	457
California State University College & University Revenue	3.125%	11/1/36	1,650	1,557
California State University College & University Revenue	5.000%	11/1/36	1,320	1,386
California State University College & University Revenue	5.000%	11/1/36	275	284
California State University College & University Revenue	3.200%	11/1/37	50	47
California State University College & University Revenue	4.000%	11/1/37	375	376
California State University College & University Revenue	5.000%	11/1/37	420	430
California State University College & University Revenue	5.000%	11/1/37	305	320
California State University College & University Revenue	4.000%	11/1/38	3,940	3,954
California State University College & University Revenue	5.000%	11/1/38	3,285	3,358
California State University College & University Revenue	5.000%	11/1/38	130	136
California State University College & University Revenue	5.000%	11/1/41	6,160	6,334

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/42	10,330	10,747
	California State University College & University Revenue	4.000%	11/1/43	11,930	11,776
	California State University College & University Revenue	5.000%	11/1/43	2,310	2,351
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,397
	California State University College & University Revenue	5.000%	11/1/44	35	37
	California State University College & University Revenue	4.000%	11/1/45	2,505	2,498
	California State University College & University Revenue	5.000%	11/1/45	140	143
	California State University College & University Revenue	5.000%	11/1/47	805	835
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,057
	California State University College & University Revenue	5.000%	11/1/48	2,525	2,665
	California State University College & University Revenue	5.250%	11/1/48	2,640	3,013
	California State University College & University Revenue	5.000%	11/1/49	1,775	1,887
	California State University College & University Revenue	3.000%	11/1/52	500	391
	California State University College & University Revenue	5.250%	11/1/53	3,500	3,958
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,284
	California State University College & University Revenue PUT	3.125%	11/1/26	1,750	1,749
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	693
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	281
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	131
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,055	1,060
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	151
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	101
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,605	1,613
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,457
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,739
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,070
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	440
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	4,122
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	413
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,855
[4]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	292
	Cerritos Community College District GO	3.000%	8/1/44	20	17
	Cerritos Community College District GO	4.000%	8/1/44	2,455	2,455
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	1,000	1,000
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	595	600
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,005
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	21,730	21,856
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,789
	Chaffey Community College District GO	4.000%	6/1/43	85	86
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,736
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,762
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,555	13,717
[4]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,408
	Chino Valley Unified School District GO	5.000%	8/1/55	14,000	14,904
[8]	Citrus Community College District GO	5.000%	8/1/49	2,000	2,228
	Clovis Unified School District GO	4.000%	8/1/40	60	60
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,237
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	66
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	5	5
[4]	Coast Community College District GO	0.000%	8/1/27	100	91
	Coast Community College District GO	0.000%	8/1/41	10,110	5,027
	Coast Community College District GO	4.000%	8/1/42	1,000	1,003
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,805	2,868
	Coast Community College District GO, Prere.	4.500%	8/1/27	730	769
[4]	Colton Joint Unified School District GO	0.000%	8/1/42	990	455
[3]	Compton CA Unified School District GO	3.000%	6/1/49	15	12
[3]	Compton CA Unified School District GO	4.000%	6/1/49	125	123
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	280	297
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	970	988
[4]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	358
	Corona-Norco Unified School District GO	4.000%	8/1/43	65	66
	Corona-Norco Unified School District GO	4.000%	8/1/49	2,785	2,746
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,106
	Cypress School District GO	0.000%	8/1/40	250	125
	Desert Community College District GO	4.000%	8/1/39	1,380	1,389
	Desert Community College District GO	4.000%	8/1/51	8,470	8,338
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,918
	Downey Unified School District GO	4.000%	8/1/52	410	411
	Dublin Unified School District GO	4.125%	8/1/49	2,000	2,022
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,262

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	249
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	85
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	356
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	106
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	91
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	290	308
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,475
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,115
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,031
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	544
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,866
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,297
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	5,000	5,577
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	75	79
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,762
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	143
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	156
	El Camino Community College District Foundation GO	0.000%	8/1/38	1,170	699
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,199
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,239
	El Monte Union High School District GO	0.000%	6/1/46	2,665	985
[3]	Elk Grove Unified School District COP	3.125%	2/1/40	150	131
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,952
[4]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,425	1,429
[2,6]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,221
	Foothill-De Anza Community College District GO	3.000%	8/1/40	710	635
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	390
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	730
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,750	4,707
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,982
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,981
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,408
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,641
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	515	483
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	30	30
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	385	369
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,695	1,536
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	18
	Foster City CA GO	2.250%	8/1/50	1,000	634
	Fremont Union High School District GO	4.000%	8/1/40	725	725
	Fremont Union High School District GO	4.000%	8/1/44	15,000	14,921
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,333
	Fremont Union High School District GO	4.000%	8/1/46	20	20
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	440
	Fresno Unified School District GO	4.000%	8/1/41	560	556
	Fresno Unified School District GO	0.000%	8/1/43	5,365	2,377
	Fresno Unified School District GO	4.000%	8/1/46	75	74
[3]	Fresno Unified School District GO	3.000%	8/1/51	3,960	3,168
	Fresno Unified School District GO	4.000%	8/1/55	4,000	4,007
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/54	2,285	2,241
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,822
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	7,313
	Glendale CA Community College District GO	3.000%	8/1/47	790	643
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	8,168
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	170	183
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,549
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,489
[4]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,934
[4]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,969
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	2,014
[3]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,442
[4]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,128
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	495
[6]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,657
[6]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,505
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	2,000	2,060
[4]	Inland Valley Development Agency Tax Allocation Revenue	5.000%	9/1/44	5,000	5,027
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,134
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,116

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,535	10,563
[3]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,415	4,973
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,744
	Kern Community College District GO	3.000%	8/1/46	2,440	2,013
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	94
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,872
	Lodi CA Unified School District GO	3.000%	8/1/43	70	59
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	444
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	70	72
[5]	Long Beach Community College District GO, 4.750% Coupon rate effective 8/1/32	0.000%	8/1/49	800	576
	Long Beach Unified School District GO	5.000%	8/1/24	75	75
	Long Beach Unified School District GO	0.000%	8/1/38	2,900	1,593
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,596
	Long Beach Unified School District GO	4.000%	8/1/45	350	348
	Long Beach Unified School District GO	3.000%	8/1/47	6,200	5,098
	Long Beach Unified School District GO	3.000%	8/1/50	75	60
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,120	1,120
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,915	3,915
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,275	1,275
	Los Angeles CA Community College District GO	5.000%	8/1/25	1,350	1,379
	Los Angeles CA Community College District GO	5.000%	8/1/25	5	5
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	46
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,087
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	120
	Los Angeles CA Community College District GO	5.000%	8/1/26	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/26	3,515	3,671
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	118
	Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,345
	Los Angeles CA Community College District GO	5.000%	8/1/28	3,420	3,733
	Los Angeles CA Community College District GO	5.000%	8/1/28	10,000	10,915
	Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,773
	Los Angeles CA Community College District GO	5.000%	8/1/30	5,000	5,671
	Los Angeles CA Community College District GO	5.000%	8/1/31	10,000	11,541
	Los Angeles CA Community College District GO	5.000%	8/1/32	9,805	11,485
	Los Angeles CA Community College District GO	4.000%	8/1/36	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	23
	Los Angeles CA Community College District GO	5.000%	8/1/36	6,125	7,320
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,078
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,469
	Los Angeles CA Community College District GO	5.000%	8/1/37	140	162
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,901
	Los Angeles CA Community College District GO	3.000%	8/1/39	240	219
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,523
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	325
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	340	340
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	75	75
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,800
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	10,705	10,705
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,000	1,000
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,225	1,225
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,470
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,410
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	685
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,267
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,298
	Los Angeles CA Unified School District COP	5.000%	10/1/33	2,000	2,330
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,335
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,524
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,600	1,858
	Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,159
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,151
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,245	1,269
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,460	1,489
	Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,098
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,390	3,457
	Los Angeles CA Unified School District GO	5.000%	7/1/26	165	168
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,771
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,600	2,709
	Los Angeles CA Unified School District GO	5.000%	7/1/26	4,640	4,834
	Los Angeles CA Unified School District GO	5.000%	7/1/27	990	1,031

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/27	270	287
Los Angeles CA Unified School District GO	5.000%	7/1/27	95	101
Los Angeles CA Unified School District GO	5.000%	7/1/27	225	240
Los Angeles CA Unified School District GO	5.000%	7/1/27	145	154
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,258
Los Angeles CA Unified School District GO	5.000%	7/1/28	215	230
Los Angeles CA Unified School District GO	5.000%	7/1/28	100	109
Los Angeles CA Unified School District GO	5.000%	7/1/28	3,610	3,757
Los Angeles CA Unified School District GO	5.000%	7/1/29	440	447
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	72
Los Angeles CA Unified School District GO	5.000%	7/1/29	280	299
Los Angeles CA Unified School District GO	5.000%	7/1/29	255	282
Los Angeles CA Unified School District GO	5.000%	7/1/29	390	431
Los Angeles CA Unified School District GO	5.000%	7/1/29	9,775	10,812
Los Angeles CA Unified School District GO	5.000%	7/1/30	650	716
Los Angeles CA Unified School District GO	5.000%	7/1/30	880	914
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,750	1,867
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	112
Los Angeles CA Unified School District GO	3.000%	7/1/31	4,060	3,965
Los Angeles CA Unified School District GO	5.000%	7/1/31	930	1,021
Los Angeles CA Unified School District GO	5.000%	7/1/31	120	128
Los Angeles CA Unified School District GO	5.000%	7/1/31	28,800	32,785
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,365	1,309
Los Angeles CA Unified School District GO	4.000%	7/1/32	140	148
Los Angeles CA Unified School District GO	5.000%	7/1/32	190	213
Los Angeles CA Unified School District GO	5.000%	7/1/32	315	335
Los Angeles CA Unified School District GO	5.000%	7/1/32	80	88
Los Angeles CA Unified School District GO	5.000%	7/1/32	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/32	43,945	50,769
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,520	2,528
Los Angeles CA Unified School District GO	4.000%	7/1/33	140	148
Los Angeles CA Unified School District GO	4.000%	7/1/33	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/33	175	196
Los Angeles CA Unified School District GO	5.000%	7/1/33	160	179
Los Angeles CA Unified School District GO	5.000%	7/1/33	4,250	4,980
Los Angeles CA Unified School District GO	5.000%	7/1/33	25,725	30,145
Los Angeles CA Unified School District GO	3.000%	1/1/34	150	141
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,690
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,899
Los Angeles CA Unified School District GO	5.000%	7/1/34	27,190	32,305
Los Angeles CA Unified School District GO	3.000%	7/1/35	50	47
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,103
Los Angeles CA Unified School District GO	5.000%	7/1/35	155	173
Los Angeles CA Unified School District GO	3.500%	7/1/36	55	53
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,069
Los Angeles CA Unified School District GO	5.000%	7/1/36	2,000	2,344
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,093
Los Angeles CA Unified School District GO	4.000%	7/1/37	7,455	7,802
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,440	2,856
Los Angeles CA Unified School District GO	3.000%	7/1/38	200	181
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,079
Los Angeles CA Unified School District GO	5.000%	7/1/38	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,334
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,272
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,209
Los Angeles CA Unified School District GO	5.000%	7/1/39	3,000	3,487
Los Angeles CA Unified School District GO	4.000%	7/1/40	1,120	1,149
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,118
Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,528
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,015	2,309
Los Angeles CA Unified School District GO	5.250%	7/1/42	25,560	27,138
Los Angeles CA Unified School District GO	5.250%	7/1/42	3,000	3,497
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,839
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,000	4,031
Los Angeles CA Unified School District GO	4.000%	7/1/44	50	50
Los Angeles CA Unified School District GO	3.000%	7/1/45	25	21
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,454
Los Angeles CA Unified School District GO	4.000%	7/1/46	85	85
Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,754
Los Angeles CA Unified School District GO	5.250%	7/1/48	6,050	6,892

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	5	5
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	642
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	310	323
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	160	173
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	505	546
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	95
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	64
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,416
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,238
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	253
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	52
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,260
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,296
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,350	4,286
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	18,145	19,019
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	490	510
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	795	862
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	620	685
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	335	371
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	565	634
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	405	457
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,215	1,360
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	155	178
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,372
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,652
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	365
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	470	538
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	60	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,785	3,117
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,335	6,676
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	365	417
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,210	3,594
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,010	10,543
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	90	97
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	120	127
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	1,045	1,169
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	8,000	8,465
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,505	1,597
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,265	1,411
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	335	360
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	137
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	211
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,310	1,459
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,560	1,609
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	75	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	155	163
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,315
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	105	113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,141
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	110	118
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,725	6,010
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	630
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,945	4,133
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,040	10,638
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	2,185	2,189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,397
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,435
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,380	7,444
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,855
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	840	841
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	250	260
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	386
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	185	206
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	6

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	210	236
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,070	1,192
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	405	451
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,495	1,661
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	85	96
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,680	5,194
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	380	427
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	4,585	5,071
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	845	930
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	540	594
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,105	3,145
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,635	1,792
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	490	535
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	3,135	3,219
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	100	109
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,480	1,544
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,787
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	10,445	11,415
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	15,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	290	289
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,464
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	145	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	90	90
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	370	385
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,050	1,118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	540	575
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	110	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	770	837
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	100	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,945	2,156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,091
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,560	1,571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,220	1,378
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.250%	7/1/31	320	315
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	155	169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	280	320
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	350	380
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,510	8,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,000	3,480
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	205	238
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,505	5,892
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	95	103
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,350	1,359
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	385	386
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,520	2,537
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	115	120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,607
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,222
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	250	252
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	3,000	3,510
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	460	461
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	235	249
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	4,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	5,835
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,455
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	430
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,000	6,970
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,595	2,864
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	255	289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,095	2,101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	300	307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,155	1,269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,870	5,425
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,880	9,794
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,185	1,327

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,885
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,795
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,031
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,505	2,593
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,055	5,634
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,800	2,042
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,343
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,461
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,575	2,909
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,265	3,708
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	134
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,615	2,622
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,500	2,829
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,554
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	2,012
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	200	219
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	3,355	3,781
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,469
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	4,300	4,828
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,850	4,242
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	6,066
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,545	2,820
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,438
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	7,259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,095	7,649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	340	374
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,353
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	16
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	240	257
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	40	47
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	24
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	335	358
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,333
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	435	485
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	40	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,302
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,513
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	74
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,337
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,787
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	150	170
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	625	639
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,630	1,785
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,815	3,955
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	50	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	155	174
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,540	1,627
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	11,242
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,210
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,714
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	65	71
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	4,272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	10,680	11,721
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	6,095	6,388
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,879
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,495
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,275	9,051
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,400	4,951
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,669
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	365	375
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	755	791
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,410	1,474
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,771

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	995	1,035
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	5	5
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,285
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	3,085	3,115
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,925	2,951
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,250
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,503
[6]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,730
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	340	337
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,005	2,045
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	440	433
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	560
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	185	197
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	95	101
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	130	139
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,490
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	306
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	105	116
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	563
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	505	552
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,015	1,172
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	185	202
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	665	725
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,468
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,088
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,363
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	170	188
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,928
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	122
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	12,955	13,984
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	11,015	12,279
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,155
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	112
	Montebello Unified School District GO	4.000%	8/1/46	1,500	1,465
[6]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,895
	Mount San Antonio Community College District GO	5.875%	8/1/28	1,000	1,101
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	182
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,799
	Mount San Antonio Community College District GO	4.000%	8/1/49	14,725	14,518
[5]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	248
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	8,470
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	270	277
[4]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,370
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	240
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	351
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	216
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	266
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	408
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	485	503
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	525
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	263
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	505	580
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	10,000	11,921
	Northern California Sanitation Agencies Financing Authority Sewer Revenue	5.000%	12/1/44	13,905	13,942
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	1,170	697
	Oakland CA GO	3.000%	1/15/50	4,225	3,345
	Oakland CA GO	5.500%	7/15/53	1,390	1,598
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	20	17
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,600
[4]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	5,385	6,057
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,630	2,689
[4]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,731
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	54
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	750	804
	Orange County Water District Water Revenue	4.000%	8/15/41	165	166
	Oxnard Union High School District GO	4.000%	8/1/47	275	276
	Palo Alto Unified School District GO	3.250%	8/1/42	1,800	1,624
	Palomar Community College District GO	4.000%	8/1/45	740	732

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Community College District GO, Prere.	4.000%	8/1/25	75	76
	Pasadena Area Community College District GO	5.000%	8/1/48	2,900	3,205
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,400	1,516
	Peralta Community College District GO	4.000%	8/1/39	5,350	5,338
	Peralta Community College District GO	4.000%	8/1/39	40	40
[4]	Perris Union CA High School District GO	4.000%	9/1/43	300	302
	Perris Union CA High School District GO	3.000%	9/1/45	40	33
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,167
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	168
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,430	7,396
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	3,004
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,065	1,113
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	5,500	5,511
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	376
	Poway Unified School District GO	0.000%	8/1/32	130	100
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,584
	Poway Unified School District GO	0.000%	8/1/36	1,000	653
	Poway Unified School District GO	0.000%	8/1/40	10,450	5,622
	Poway Unified School District GO	0.000%	8/1/46	7,075	2,639
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,083
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	1,969
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,865
	Rio Hondo CA Community College District GO	0.000%	8/1/46	5,000	1,759
[5]	Rio Hondo CA Community College District GO, 6.850% coupon rate effective 8/1/24	0.000%	8/1/42	3,550	4,652
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	197
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,125
	Riverside CA Sewer Revenue	5.000%	8/1/40	335	340
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,835
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	235	239
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,630	2,711
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	620	628
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,775	2,800
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	855	858
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,225
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,141
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,875
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	5,131
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	195	208
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,585	1,691
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	580	618
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	120	128
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,286
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	980	1,042
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,873
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,251
[4]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,758
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	553
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,282
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,399
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,808
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	5,990	6,695
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	393
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,460
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,525	2,746
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	65	65
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	55	61
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	6,000	6,740
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,179
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	65	72
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	7,400	8,263
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	360	399
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	64
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	327
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	101
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	220	259
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	100	117
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	65	76
[4]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,543
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	190	197
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	25	25

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,452
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	162
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,714
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	6,905	6,944
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	5,830	5,989
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,402
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,897
	San Diego CA Unified School District GO	5.000%	7/1/26	290	296
[4]	San Diego CA Unified School District GO	5.500%	7/1/26	15	16
	San Diego CA Unified School District GO	5.000%	7/1/27	85	87
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	215	232
	San Diego CA Unified School District GO	5.000%	7/1/28	1,065	1,158
[4]	San Diego CA Unified School District GO	5.250%	7/1/28	525	576
	San Diego CA Unified School District GO	4.000%	7/1/29	1,515	1,544
	San Diego CA Unified School District GO	5.000%	7/1/29	1,645	1,713
	San Diego CA Unified School District GO	5.000%	7/1/29	20	22
	San Diego CA Unified School District GO	0.000%	7/1/30	105	87
	San Diego CA Unified School District GO	0.000%	7/1/30	615	512
	San Diego CA Unified School District GO	5.000%	7/1/30	50	56
	San Diego CA Unified School District GO	0.000%	7/1/31	380	304
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,023
	San Diego CA Unified School District GO	0.000%	7/1/31	1,040	837
	San Diego CA Unified School District GO	4.000%	7/1/31	160	162
	San Diego CA Unified School District GO	4.000%	7/1/32	695	703
	San Diego CA Unified School District GO	4.000%	7/1/33	405	409
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	695
	San Diego CA Unified School District GO	0.000%	7/1/36	340	226
	San Diego CA Unified School District GO	0.000%	7/1/36	895	581
	San Diego CA Unified School District GO	0.000%	7/1/37	1,275	817
	San Diego CA Unified School District GO	0.000%	7/1/38	170	104
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	927
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	551
	San Diego CA Unified School District GO	0.000%	7/1/41	4,850	2,534
	San Diego CA Unified School District GO	3.125%	7/1/42	2,850	2,505
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	562
	San Diego CA Unified School District GO	5.000%	7/1/43	35	40
	San Diego CA Unified School District GO	0.000%	7/1/44	1,750	780
	San Diego CA Unified School District GO	0.000%	7/1/45	775	331
	San Diego CA Unified School District GO	0.000%	7/1/45	900	384
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,277
	San Diego CA Unified School District GO	2.250%	7/1/45	100	69
	San Diego CA Unified School District GO	4.000%	7/1/45	780	778
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/46	4,595	4,651
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,312
	San Diego CA Unified School District GO	4.000%	7/1/47	12,130	11,978
	San Diego CA Unified School District GO	3.250%	7/1/48	10,120	8,572
	San Diego CA Unified School District GO	5.000%	7/1/48	6,040	6,708
	San Diego CA Unified School District GO	0.000%	7/1/49	1,135	392
	San Diego CA Unified School District GO	3.000%	7/1/50	5,100	4,036
	San Diego CA Unified School District GO	4.250%	7/1/52	3,485	3,530
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	12,910
	San Diego CA Unified School District GO	4.000%	7/1/53	17,820	17,595
	San Diego CA Unified School District GO	5.000%	7/1/53	3,025	3,332
[5]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	200
[5]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,695	1,347
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	14,959
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,161
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	321
	San Diego Community College District GO, Prere.	4.000%	8/1/26	180	185
	San Diego Community College District GO, Prere.	4.000%	8/1/26	245	251
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,340	1,401
	San Diego Community College District GO, Prere.	5.000%	8/1/26	185	193
	San Diego Community College District GO, Prere.	5.000%	8/1/26	2,150	2,247
	San Diego County CA COP	5.000%	10/1/48	3,000	3,320
	San Diego County CA COP	5.000%	10/1/53	3,775	4,142
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	170	186
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	35	38
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,750	1,822
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,300	4,593

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,809
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	645	694
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,350	5,210
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	195	226
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	165
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	240	281
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	55	64
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	215	251
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	705	725
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,768
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,600	6,165
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,225	2,404
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	149
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	80	86
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,510	1,615
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	200	213
	San Diego County Water Authority Water Revenue	4.000%	5/1/36	730	774
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	135	143
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	105	110
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,005	5,511
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,476
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	3,000	3,268
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	6,805	6,730
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Project)	5.000%	10/15/49	1,805	2,011
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Project)	5.000%	10/15/54	3,620	3,995
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,483
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	50
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,020	4,488
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	40	41
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	525
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	225	225
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	199
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	360	376
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	535	559
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	350	365
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,234
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	510
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,235
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	30	32
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	4,500	4,554
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,853
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	28
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,644
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,500	3,518
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,546
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,717
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	885	709
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,365	1,086
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	5,071
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,965
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	500	511
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/42	2,170	2,173
	San Francisco CA City & County (Multiple Capital Improvement Project) COP	4.000%	4/1/45	6,090	6,117
	San Francisco CA City & County COP	4.000%	4/1/45	465	465
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,042
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,088
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,108
	San Francisco CA City & County GO	5.000%	6/15/30	3,085	3,482
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,474
	San Francisco CA City & County GO	4.000%	6/15/32	35	36
	San Francisco CA City & County GO	5.000%	6/15/32	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	275	276
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,135	3,282
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,615	1,687
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	2,055	2,143
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,690	1,799
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,494
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,014

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,635	2,788
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,025	3,572
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,317
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,115	3,668
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	4,500	4,538
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,050	3,578
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,050	3,570
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,920	1,928
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	1,050
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	1,039
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	5,210
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,450	1,436
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,208
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,030	1,068
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	120	124
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	1,545	1,760
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10	11
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	135	154
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	150	165
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	25	27
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,854
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,515	1,654
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,828
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	17
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	110	112
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	7,495	7,748
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	3,870	4,094
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	11,068
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	6,820	7,413
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	3,000	3,432
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,950	3,360
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	2,960	3,287
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,368
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	235	252
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	4/1/28	75	79
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	620	679
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	330	374
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	675	778
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	280
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	99
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	50	58
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	162
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,620
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	5,055	5,064
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,185	1,301
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	145	159
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	3,003
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	2,905	3,249
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	95	94
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	60	59

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	10,765	11,916
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	6,130
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	20,000	19,344
	San Francisco Community College District GO	4.000%	6/15/45	760	762
[3]	San Francisco Community College District GO	5.250%	6/15/49	16,335	18,559
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	10	10
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,700	10,644
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,126
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	216
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,296
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	170	178
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	13,957
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	6,345	6,380
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	998	986
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	210	207
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,130	2,043
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	112
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	365	330
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,612
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	700	707
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	20,000	20,206
	San Jose CA GO	5.000%	9/1/45	10,000	10,658
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,447
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	270	301
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	11,225	12,420
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	1,020	1,041
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	50	53
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,870	5,126
	San Jose Unified School District GO	5.000%	8/1/32	25	26
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	165
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,672
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,596
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	30	31
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,133
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,601
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	12,350	10,203
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	611
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,967
	San Mateo Union High School District GO	4.000%	9/1/34	800	810
	San Mateo Union High School District GO	2.125%	9/1/48	700	439
[5]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	900	948
[5]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	150	120
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	1,000	1,018
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/52	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	125
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	1,000	531
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,153
	Santa Clara County CA GO	3.500%	8/1/38	85	82
	Santa Clara County CA GO	3.250%	8/1/39	895	836
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	72
	Santa Clara Unified School District GO	3.500%	7/1/42	165	156
	Santa Clara Unified School District GO	3.250%	7/1/44	170	151
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	32
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	330	357
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	150	166
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	120
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	70
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	240	283
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	153
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	560	659
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	115	135
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	395	404
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,122
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,670
	Santa Monica Community College District GO	4.000%	8/1/47	3,000	2,962
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/49	25	20
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,985
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	288
[4]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,708

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	127
	South San Francisco Unified School District GO	4.000%	9/1/48	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	215	217
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,035	1,123
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	1,025	1,133
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	1,200	1,345
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmissin System Renewal Project)	5.000%	7/1/35	70	82
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmissin System Renewal Project)	5.000%	7/1/36	30	35
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmissin System Renewal Project)	5.000%	7/1/48	7,510	8,365
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmissin System Renewal Project)	5.250%	7/1/53	5,015	5,667
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	4,565	5,242
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	3,900	4,357
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,111
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,182
	Southwestern Community College District GO	0.000%	8/1/46	320	121
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	714
	Southwestern Community College District GO	4.000%	8/1/47	12,095	11,940
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,742
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	4,760	4,761
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	666
[4]	Sweetwater Union High School District GO	3.375%	8/1/40	25	22
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	17,135
	Torrance Unified School District GO	0.000%	8/1/34	4,055	2,447
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	625	650
[4]	Twin Rivers Unified School District GO	0.000%	8/1/41	375	173
[4]	Twin Rivers Unified School District GO	0.000%	8/1/44	840	338
	University of California College & University Revenue	5.000%	5/15/25	100	102
	University of California College & University Revenue	5.000%	5/15/25	140	142
	University of California College & University Revenue	5.000%	5/15/26	1,135	1,154
	University of California College & University Revenue	5.000%	5/15/26	15	16
	University of California College & University Revenue	5.000%	5/15/26	11,800	12,259
[8]	University of California College & University Revenue	5.000%	5/15/26	9,545	9,916
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,156
	University of California College & University Revenue	5.000%	5/15/27	7,240	7,680
	University of California College & University Revenue	5.000%	5/15/27	60	64
	University of California College & University Revenue	5.000%	5/15/27	50	53
	University of California College & University Revenue	5.000%	5/15/28	620	629
	University of California College & University Revenue	5.000%	5/15/28	25	27
	University of California College & University Revenue	5.000%	5/15/28	2,100	2,222
	University of California College & University Revenue	5.000%	5/15/28	745	805
	University of California College & University Revenue	3.250%	5/15/29	1,010	1,009
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,185
	University of California College & University Revenue	5.000%	5/15/29	325	343
[8]	University of California College & University Revenue	5.000%	5/15/29	7,580	8,368
	University of California College & University Revenue	3.250%	5/15/30	450	449
	University of California College & University Revenue	5.000%	5/15/30	1,630	1,716
	University of California College & University Revenue	5.000%	5/15/30	21,070	23,605
	University of California College & University Revenue	5.000%	5/15/31	210	213
	University of California College & University Revenue	5.000%	5/15/31	35	40
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,847
	University of California College & University Revenue	5.000%	5/15/31	135	154
	University of California College & University Revenue	5.000%	5/15/32	325	349
	University of California College & University Revenue	5.000%	5/15/32	860	871
	University of California College & University Revenue	5.000%	5/15/32	75	84
	University of California College & University Revenue	5.000%	5/15/32	2,500	2,887
	University of California College & University Revenue	5.000%	5/15/32	1,345	1,555
	University of California College & University Revenue	5.000%	5/15/32	3,030	3,503
	University of California College & University Revenue	5.000%	5/15/32	825	867
	University of California College & University Revenue	5.000%	5/15/32	665	769
	University of California College & University Revenue	5.000%	5/15/32	1,300	1,503
	University of California College & University Revenue	4.000%	5/15/33	65	66
	University of California College & University Revenue	5.000%	5/15/33	1,730	1,854
	University of California College & University Revenue	5.000%	5/15/33	3,195	3,748
	University of California College & University Revenue	5.000%	5/15/33	290	324
	University of California College & University Revenue	5.000%	5/15/33	2,645	3,103
	University of California College & University Revenue	5.000%	5/15/33	2,550	2,991

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	University of California College & University Revenue	5.000%	5/15/33	5,340	6,265
	University of California College & University Revenue	4.000%	5/15/34	15	15
	University of California College & University Revenue	5.000%	5/15/34	20	22
	University of California College & University Revenue	5.000%	5/15/34	1,125	1,317
	University of California College & University Revenue	4.000%	5/15/35	55	56
	University of California College & University Revenue	5.000%	5/15/35	530	567
	University of California College & University Revenue	5.000%	5/15/35	120	134
	University of California College & University Revenue	5.000%	5/15/35	45	52
	University of California College & University Revenue	5.000%	5/15/35	16,470	19,212
	University of California College & University Revenue	5.000%	5/15/35	185	216
	University of California College & University Revenue	5.000%	5/15/35	10,300	12,184
[8]	University of California College & University Revenue	5.000%	5/15/35	12,035	14,236
	University of California College & University Revenue	5.000%	5/15/36	3,875	4,063
	University of California College & University Revenue	5.000%	5/15/36	75	80
	University of California College & University Revenue	5.000%	5/15/36	285	317
	University of California College & University Revenue	5.000%	5/15/36	235	269
	University of California College & University Revenue	5.000%	5/15/36	3,330	3,869
	University of California College & University Revenue	5.000%	5/15/36	10,300	12,132
	University of California College & University Revenue	4.000%	5/15/37	80	84
	University of California College & University Revenue	5.000%	5/15/37	95	100
	University of California College & University Revenue	5.000%	5/15/37	5,065	5,875
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,757
	University of California College & University Revenue	5.000%	5/15/37	5,400	6,349
	University of California College & University Revenue	5.000%	5/15/38	20	21
	University of California College & University Revenue	5.000%	5/15/38	100	111
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,318
	University of California College & University Revenue	5.000%	5/15/38	45	52
	University of California College & University Revenue	5.000%	5/15/38	10,000	11,715
	University of California College & University Revenue	5.000%	5/15/39	1,265	1,396
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,135
	University of California College & University Revenue	5.000%	5/15/39	1,135	1,306
	University of California College & University Revenue	5.000%	5/15/39	6,745	7,864
	University of California College & University Revenue	5.000%	5/15/39	10,400	12,125
	University of California College & University Revenue	5.000%	5/15/40	4,900	5,675
	University of California College & University Revenue	5.500%	5/15/40	5,735	6,781
	University of California College & University Revenue	5.000%	5/15/41	4,760	4,899
	University of California College & University Revenue	5.000%	5/15/41	2,410	2,638
	University of California College & University Revenue	5.000%	5/15/41	2,025	2,303
	University of California College & University Revenue	5.000%	5/15/41	1,340	1,542
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,092
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,118
	University of California College & University Revenue	5.000%	5/15/42	5,005	5,671
	University of California College & University Revenue	5.000%	5/15/42	8,000	9,167
	University of California College & University Revenue	5.250%	5/15/42	720	753
	University of California College & University Revenue	5.000%	5/15/43	19,005	19,911
	University of California College & University Revenue	5.000%	5/15/43	5,400	5,877
	University of California College & University Revenue	5.000%	5/15/43	5,045	5,690
	University of California College & University Revenue	5.000%	5/15/43	6,000	6,842
	University of California College & University Revenue	5.000%	5/15/43	5,900	6,728
	University of California College & University Revenue	5.000%	5/15/44	2,685	3,050
	University of California College & University Revenue	4.000%	5/15/46	2,030	2,034
	University of California College & University Revenue	5.000%	5/15/46	17,865	18,327
	University of California College & University Revenue	4.000%	5/15/47	11,225	11,189
	University of California College & University Revenue	5.000%	5/15/47	490	507
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,252
	University of California College & University Revenue	4.000%	5/15/48	1,300	1,275
	University of California College & University Revenue	5.000%	5/15/48	9,335	9,749
	University of California College & University Revenue	2.500%	5/15/50	2,950	1,978
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,484
	University of California College & University Revenue	4.000%	5/15/51	5,000	4,964
	University of California College & University Revenue	5.000%	5/15/52	5,610	6,118
[8]	University of California College & University Revenue	5.000%	5/15/54	3,495	3,863
	University of California College & University Revenue	5.250%	5/15/58	725	761
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	574
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	130	132
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,815	2,855
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	5,360	5,436
	University of California College & University Revenue (Limited Project)	5.000%	5/15/30	630	638
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	160	162
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,190

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	285	300
	University of California College & University Revenue (Limited Project)	4.000%	5/15/33	15	15
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	455	478
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	45	51
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	55	55
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	280	318
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	125	131
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	345	390
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	1,095	1,104
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	270	283
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,305	1,317
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	26,140	27,131
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	194
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	1,865	1,845
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	7,770	8,482
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,560
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	21,170	21,883
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,295
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,444
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	13,285	10,682
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,063
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	5,050	5,241
	Upland Unified School District GO	0.000%	8/1/50	100	31
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,630
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,045
[4]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,703
	Ventura County Community College District GO	3.125%	8/1/31	515	508
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,260	2,362
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,719
[6]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	701
[4]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,928
	West Valley-Mission Community College District GO	4.000%	8/1/40	1,435	1,436
	Westside Union School District GO	0.000%	8/1/40	355	175
	Westside Union School District GO	0.000%	8/1/45	265	101
[4]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,220
	William S Hart Union High School District GO	0.000%	8/1/33	850	628
[4]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	998
	William S Hart Union High School District GO	3.500%	8/1/38	335	333
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	225
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,124
					6,065,752
Colorado (1.2%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,566
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	2,125	2,350
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,650	8,006
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	155	162
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,828
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,163
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,040
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	314
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,236
	Adams County CO COP	4.000%	12/1/45	12,930	12,546
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,158
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	6,920
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,245	1,298
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,525	3,674
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,725	2,840
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,823
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,377
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	23,055
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,623
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	8,000
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	11,175	11,300
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	5,000	5,433
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	52
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,330
	City & County of Denver CO Port, Airport & Marina Revenue	5.000%	11/15/47	545	595

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/49	3,000	3,336
[4]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/54	4,000	4,523
	Colorado COP	5.000%	12/15/30	3,840	4,139
	Colorado COP	5.000%	12/15/31	3,220	3,582
	Colorado COP	5.000%	12/15/31	390	420
	Colorado COP	5.000%	12/15/32	4,050	4,359
	Colorado COP	5.000%	12/15/33	100	111
	Colorado COP	4.000%	12/15/34	1,080	1,121
	Colorado COP	4.000%	12/15/35	5,805	6,000
	Colorado COP	3.000%	12/15/36	1,485	1,348
	Colorado COP	4.000%	12/15/36	8,705	8,888
	Colorado COP	3.000%	12/15/37	220	196
	Colorado COP	4.000%	12/15/37	310	319
	Colorado COP	5.000%	3/15/38	175	185
	Colorado COP	4.000%	12/15/38	1,055	1,080
	Colorado COP	4.000%	12/15/38	6,040	6,205
	Colorado COP	6.000%	12/15/38	2,110	2,539
	Colorado COP	4.000%	12/15/39	115	117
	Colorado COP	6.000%	12/15/39	5,000	6,005
	Colorado COP	6.000%	12/15/40	5,365	6,403
	Colorado COP	6.000%	12/15/41	2,860	3,399
	Colorado COP	5.250%	3/15/42	5,945	6,150
	Colorado COP	4.000%	3/15/45	5,255	5,185
	Colorado COP	4.000%	3/15/46	7,000	6,864
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	790
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,085
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	436
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,257
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,324
	Colorado School of Mines College & University Revenue	4.000%	12/1/49	2,500	2,475
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	3,000	3,297
	Colorado School of Mines College & University Revenue	5.000%	12/1/54	3,750	4,050
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	682
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	603
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	631
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	731
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	801
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	556
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	556
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	555
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	555
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,579
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,941
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	55
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,205	1,237
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	2,250	2,469
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,004
	Denver Board of Water Commissioners City & County Water Revenue	2.100%	12/15/46	2,500	1,595
	Denver City & County School District No. 1 GO	5.000%	12/1/24	300	302
	Denver City & County School District No. 1 GO	5.000%	12/1/25	270	277
	Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,055
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,803
	Denver City & County School District No. 1 GO	5.000%	12/1/32	285	320
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,740	1,810
	Denver City & County School District No. 1 GO	5.000%	12/1/38	105	109
	Denver City & County School District No. 1 GO	4.000%	12/1/41	220	221
	Denver City & County School District No. 1 GO	5.000%	12/1/42	20	22
	Denver City & County School District No. 1 GO	5.000%	12/1/45	585	638
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	12,907
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	950	975
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	110	119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	425	441
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	175	181
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	1,405	1,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	16
	Denver CO City & County GO	5.000%	8/1/26	2,250	2,346
	Denver CO City & County GO	5.000%	8/1/27	3,525	3,753

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County GO	5.000%	8/1/28	160	173
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,155
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,215
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,802
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,718
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,973
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,275
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,685
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	550
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	12,094
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	1,225	1,334
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	25	25
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,370	2,285
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,301
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,400	3,677
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	835	671
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	155
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	587
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	186
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,016
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	307
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,804
[10]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.921%	9/1/39	600	600
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	80	69
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,040
[3]	Ebert Metropolitan District GO	5.000%	12/1/43	20	21
[3]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,542
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,148
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	220	221
	Jefferson County School District R-1 GO	5.000%	12/15/34	695	747
	Jefferson County School District R-1 GO	5.000%	12/15/35	3,005	3,222
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,465
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,230	1,328
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	5,060	5,100
	Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,154
	Pueblo County CO (Jail Project) COP	4.500%	7/1/46	435	440
	Regional Transportation District COP	4.000%	6/1/40	530	520
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	280	296
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	765	808
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	76
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,155	2,299
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,365	2,519
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	6,495	7,046
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	370	408
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	709
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,458
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,897
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	2,994
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	96
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	350	365
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,042
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	13,102
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,996
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,975	2,100
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,176
					439,134
Connecticut (1.7%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,010	1,021
	Connecticut GO	5.000%	8/1/24	2,010	2,010
	Connecticut GO	5.000%	9/15/24	2,435	2,441
	Connecticut GO	5.000%	11/15/24	7,600	7,644
	Connecticut GO	5.000%	11/15/24	800	805
	Connecticut GO	5.000%	1/15/25	165	167
	Connecticut GO	5.000%	1/15/25	3,000	3,027
	Connecticut GO	5.000%	4/15/25	5,390	5,467
	Connecticut GO	5.000%	4/15/25	1,775	1,800
	Connecticut GO	5.000%	5/15/25	995	1,011
	Connecticut GO	5.000%	6/15/25	2,670	2,717
	Connecticut GO	5.000%	8/1/25	1,260	1,286

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	9/15/25	3,730	3,816
Connecticut GO	5.000%	10/15/25	5,200	5,329
Connecticut GO	5.000%	11/15/25	1,220	1,252
Connecticut GO	5.000%	11/15/25	30	31
Connecticut GO	5.000%	11/15/25	3,770	3,870
Connecticut GO	5.000%	1/15/26	2,405	2,476
Connecticut GO	5.000%	4/15/26	3,005	3,110
Connecticut GO	5.000%	5/15/26	5,330	5,525
Connecticut GO	5.000%	6/15/26	4,075	4,144
Connecticut GO	5.000%	8/1/26	715	744
Connecticut GO	5.000%	9/15/26	200	209
Connecticut GO	5.000%	10/15/26	1,140	1,192
Connecticut GO	5.000%	11/15/26	1,795	1,837
Connecticut GO	5.000%	11/15/26	6,705	7,021
Connecticut GO	4.000%	1/15/27	1,595	1,634
Connecticut GO	4.000%	1/15/27	1,875	1,920
Connecticut GO	5.000%	4/15/27	2,755	2,908
Connecticut GO	5.000%	4/15/27	3,285	3,467
Connecticut GO	5.000%	5/15/27	660	683
Connecticut GO	5.000%	6/15/27	1,035	1,051
Connecticut GO	5.000%	6/15/27	1,305	1,382
Connecticut GO	5.000%	8/15/27	655	680
Connecticut GO	5.000%	9/15/27	1,570	1,671
Connecticut GO	5.000%	10/15/27	45	47
Connecticut GO	5.000%	11/15/27	2,320	2,374
Connecticut GO	5.000%	11/15/27	190	203
Connecticut GO	5.000%	11/15/27	3,220	3,437
Connecticut GO	4.000%	1/15/28	150	155
Connecticut GO	4.000%	1/15/28	10,805	11,162
Connecticut GO	5.000%	1/15/28	1,175	1,257
Connecticut GO	5.000%	4/15/28	2,885	3,099
Connecticut GO	5.000%	6/15/28	125	127
Connecticut GO	5.000%	9/15/28	8,880	9,611
Connecticut GO	5.000%	10/15/28	770	801
Connecticut GO	5.000%	11/15/28	715	731
Connecticut GO	5.000%	11/15/28	220	239
Connecticut GO	5.000%	11/15/28	3,575	3,881
Connecticut GO	4.000%	1/15/29	160	166
Connecticut GO	5.000%	1/15/29	20	22
Connecticut GO	5.000%	1/15/29	3,230	3,517
Connecticut GO	5.000%	4/15/29	850	892
Connecticut GO	5.000%	4/15/29	1,180	1,291
Connecticut GO	5.000%	6/15/29	2,855	2,898
Connecticut GO	5.000%	10/15/29	110	114
Connecticut GO	3.250%	11/15/29	2,010	2,001
Connecticut GO	5.000%	11/15/29	180	199
Connecticut GO	4.000%	1/15/30	695	729
Connecticut GO	4.000%	1/15/30	1,455	1,526
Connecticut GO	5.000%	1/15/30	210	233
Connecticut GO	5.000%	1/15/30	3,000	3,323
Connecticut GO	5.000%	4/15/30	1,860	2,030
Connecticut GO	5.000%	9/15/30	1,185	1,326
Connecticut GO	5.000%	11/15/30	270	303
Connecticut GO	5.000%	11/15/30	190	213
Connecticut GO	4.000%	1/15/31	360	380
Connecticut GO	4.000%	1/15/31	1,725	1,820
Connecticut GO	5.000%	1/15/31	1,265	1,400
Connecticut GO	5.000%	1/15/31	3,140	3,532
Connecticut GO	3.500%	4/15/31	5	5
Connecticut GO	5.000%	4/15/31	810	882
Connecticut GO	5.000%	6/15/31	145	147
Connecticut GO	5.000%	8/1/31	5,175	5,870
Connecticut GO	5.000%	9/15/31	1,230	1,398
Connecticut GO	5.000%	10/15/31	185	191
Connecticut GO	5.000%	11/15/31	20	20
Connecticut GO	5.000%	11/15/31	45	51
Connecticut GO	5.000%	11/15/31	165	188
Connecticut GO	3.000%	1/15/32	8,675	8,285
Connecticut GO	4.000%	1/15/32	25	27
Connecticut GO	5.000%	1/15/32	165	182

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	1/15/32	3,015	3,440
	Connecticut GO	5.000%	3/15/32	980	1,004
	Connecticut GO	5.000%	4/15/32	505	527
	Connecticut GO	5.000%	4/15/32	300	326
	Connecticut GO	5.000%	6/15/32	2,235	2,265
	Connecticut GO	5.000%	8/1/32	2,500	2,874
	Connecticut GO	3.000%	10/15/32	470	452
	Connecticut GO	5.000%	11/15/32	170	173
	Connecticut GO	5.000%	11/15/32	240	277
	Connecticut GO	5.000%	11/15/32	1,005	1,160
	Connecticut GO	4.000%	1/15/33	45	47
	Connecticut GO	4.000%	1/15/33	1,095	1,139
	Connecticut GO	5.000%	4/15/33	6,700	6,989
	Connecticut GO	5.000%	4/15/33	2,915	3,156
	Connecticut GO	4.000%	6/15/33	25	25
	Connecticut GO	5.000%	8/1/33	1,285	1,495
	Connecticut GO	5.000%	10/15/33	2,800	2,883
	Connecticut GO	5.000%	11/15/33	30	35
	Connecticut GO	3.000%	1/15/34	2,275	2,144
	Connecticut GO	4.000%	1/15/34	2,460	2,552
	Connecticut GO	4.000%	1/15/34	2,385	2,505
	Connecticut GO	5.000%	1/15/34	1,700	1,987
	Connecticut GO	5.000%	4/15/34	5,300	5,528
	Connecticut GO	5.000%	4/15/34	1,205	1,304
	Connecticut GO	5.000%	10/15/34	150	154
	Connecticut GO	5.000%	11/15/34	1,000	1,018
	Connecticut GO	5.000%	11/15/34	165	190
	Connecticut GO	3.000%	1/15/35	755	702
	Connecticut GO	4.000%	1/15/35	105	109
	Connecticut GO	4.000%	3/15/35	115	115
	Connecticut GO	5.000%	4/15/35	140	151
	Connecticut GO	5.000%	11/15/35	5,000	5,086
	Connecticut GO	4.000%	1/15/36	210	219
	Connecticut GO	5.000%	1/15/36	3,000	3,474
	Connecticut GO	4.000%	3/15/36	25	25
	Connecticut GO	5.000%	4/15/36	2,070	2,235
	Connecticut GO	4.000%	6/1/36	1,250	1,290
	Connecticut GO	3.375%	10/15/36	1,205	1,161
	Connecticut GO	5.000%	11/15/36	95	108
	Connecticut GO	4.000%	1/15/37	3,840	3,986
	Connecticut GO	4.000%	4/15/37	105	106
	Connecticut GO	5.000%	11/15/37	45	51
	Connecticut GO	3.000%	1/15/38	3,375	3,021
	Connecticut GO	4.000%	1/15/38	330	338
	Connecticut GO	3.000%	6/1/38	1,000	889
	Connecticut GO	3.000%	1/15/39	3,175	2,824
	Connecticut GO	4.000%	1/15/39	1,000	1,029
	Connecticut GO	5.000%	1/15/39	1,500	1,706
	Connecticut GO	3.000%	1/15/40	2,750	2,379
	Connecticut GO	5.000%	1/15/40	1,500	1,620
	Connecticut GO	5.000%	1/15/40	2,000	2,260
	Connecticut GO	5.000%	11/15/40	2,045	2,282
	Connecticut GO	2.000%	1/15/41	1,835	1,268
[3]	Connecticut GO	2.000%	1/15/41	250	174
	Connecticut GO	3.000%	1/15/41	6,260	5,327
	Connecticut GO	4.000%	1/15/41	1,500	1,528
	Connecticut GO	3.000%	1/15/42	200	168
	Connecticut GO	4.000%	1/15/42	1,500	1,518
	Connecticut GO	5.000%	11/15/42	10	11
	Connecticut GO	4.000%	1/15/43	1,500	1,510
	Connecticut GO	4.000%	1/15/44	1,500	1,505
	Connecticut Special Obligation Revenue	4.000%	5/1/36	2,170	2,240
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	8/1/26	230	235
	Connecticut Special Obligation Revenue Fuel Sales Tax Revenue	5.000%	9/1/30	5,700	5,705
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,340	1,342
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	255	256
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,416
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,842
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,095
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	490	500

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,002
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	45	46
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,265	1,311
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	7,860	8,144
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	555	577
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	295	307
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	516
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,430	1,490
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,105	1,159
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	225	238
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,535	2,676
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,650	1,748
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	475	503
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	5,000	5,296
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,929
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,357
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,810	1,880
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,070	5,396
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,610	10,332
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,605	1,726
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,365	1,472
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	855	922
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	245	264
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,480	2,524
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	1,760	1,826
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/28	410	444
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,569
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	252
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	4,007
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	30	33
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	165	168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	170	170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	505	523
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	760	819
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	1,975	2,096
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	55	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	70	78
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	1,130	1,260
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	7,745	7,874
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,345
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	80	86
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,885	4,121
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,120	1,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	250	282
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,065	2,335
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,030	3,426
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	165	187
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,450	1,640
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	645	655
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	245	253
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	275	292
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,720	1,907
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,534
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	149
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	295	338
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	23
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	55	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,545	2,584
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,576
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	60	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,975	2,092
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	1,160	1,282
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	740	831
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,060	1,227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	2,000	2,316
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,850	2,142
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	290	294
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,745
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	60	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	620	663

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/33	1,580	1,788
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,285	4,722
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,015	3,378
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	120	138
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,680	2,718
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	335	358
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,768
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	2,145	2,361
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,140	1,304
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,255	2,612
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,644
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,745	3,761
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	330	352
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	720	809
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,523
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,190	2,272
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	1,790	2,063
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	35	40
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	80	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	25	26
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	1,610	1,667
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,205	1,321
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,600	2,992
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	106
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,431
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	305	321
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,563
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	2,040	2,331
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,380
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	424
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,126
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,435	3,913
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,740	1,780
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	161
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	436
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	645	700
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	265	302
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,760
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,448
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/41	5,000	5,734
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,345	2,579
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	5,000	5,714
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	180	203
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	5,880	6,699
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,278
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,300	1,063
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	8,450	10,143
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	490	490
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	60
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,560
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,666
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	7,936
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	2,990
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	12,600	12,491
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,628
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,113
	Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,159
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	166
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,260
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,041
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,311
					598,138
Delaware (0.1%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	10	10
	Delaware GO	5.000%	1/1/28	400	429
	Delaware GO	5.000%	3/1/29	70	77

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware GO	5.000%	3/1/31	200	227
Delaware GO	5.000%	3/1/32	1,450	1,668
Delaware GO	5.000%	5/1/36	11,250	13,267
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,008
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	245	273
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,275
Sussex DE GO	1.750%	3/15/36	2,280	1,733
University of Delaware College & University Revenue	5.000%	11/1/40	500	589
University of Delaware College & University Revenue	5.000%	11/1/41	755	893
University of Delaware College & University Revenue	5.000%	11/1/42	750	883
University of Delaware College & University Revenue	5.000%	11/1/43	485	570
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,365
				48,272
District of Columbia (1.6%)
Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,254
District of Columbia Appropriations Revenue	5.000%	12/1/33	13,175	14,281
District of Columbia Appropriations Revenue	5.000%	12/1/34	8,090	8,759
District of Columbia College & University Revenue	5.000%	4/1/30	1,495	1,549
District of Columbia College & University Revenue	5.000%	4/1/32	440	455
District of Columbia College & University Revenue	5.000%	4/1/33	205	212
District of Columbia College & University Revenue	5.000%	4/1/34	1,770	1,828
District of Columbia GO	5.000%	6/1/26	2,775	2,881
District of Columbia GO	5.000%	10/15/26	1,775	1,855
District of Columbia GO	5.000%	6/1/27	2,580	2,731
District of Columbia GO	5.000%	10/15/27	305	325
District of Columbia GO	5.000%	10/15/28	1,240	1,347
District of Columbia GO	5.000%	6/1/29	3,985	4,378
District of Columbia GO	5.000%	10/15/29	680	746
District of Columbia GO	5.000%	6/1/30	200	223
District of Columbia GO	5.000%	10/15/30	1,865	2,044
District of Columbia GO	5.000%	6/1/31	510	535
District of Columbia GO	5.000%	10/15/31	885	968
District of Columbia GO	5.000%	6/1/32	3,075	3,228
District of Columbia GO	5.000%	10/15/32	3,690	4,034
District of Columbia GO	5.000%	6/1/33	9,700	10,170
District of Columbia GO	5.000%	10/15/33	530	579
District of Columbia GO	4.000%	6/1/34	2,490	2,542
District of Columbia GO	5.000%	6/1/34	13,210	13,851
District of Columbia GO	5.000%	6/1/34	2,205	2,235
District of Columbia GO	5.000%	10/15/34	1,150	1,253
District of Columbia GO	5.000%	2/1/35	735	823
District of Columbia GO	5.000%	6/1/35	5	5
District of Columbia GO	5.000%	6/1/35	2,510	2,629
District of Columbia GO	5.000%	6/1/35	70	71
District of Columbia GO	5.000%	10/15/35	365	396
District of Columbia GO	4.000%	6/1/36	575	586
District of Columbia GO	5.000%	6/1/36	415	420
District of Columbia GO	5.000%	6/1/36	800	837
District of Columbia GO	5.000%	6/1/36	2,675	2,798
District of Columbia GO	5.000%	10/15/36	670	723
District of Columbia GO	4.000%	6/1/37	950	966
District of Columbia GO	5.000%	6/1/37	2,390	2,497
District of Columbia GO	5.000%	10/15/37	45	49
District of Columbia GO	5.000%	1/1/38	80	91
District of Columbia GO	5.000%	6/1/38	160	167
District of Columbia GO	5.000%	1/1/39	20	23
District of Columbia GO	4.000%	10/15/39	475	482
District of Columbia GO	5.000%	1/1/40	3,170	3,572
District of Columbia GO	4.000%	6/1/40	5,025	4,996
District of Columbia GO	5.000%	1/1/41	70	78
District of Columbia GO	4.000%	6/1/41	180	180
District of Columbia GO	5.000%	6/1/41	5,115	5,232
District of Columbia GO	5.000%	6/1/41	2,370	2,438
District of Columbia GO	5.000%	1/1/42	10,305	11,490
District of Columbia GO	5.000%	6/1/42	4,015	4,148
District of Columbia GO	5.000%	1/1/43	2,150	2,384
District of Columbia GO	5.000%	6/1/43	1,125	1,177
District of Columbia GO	5.000%	10/15/44	17,400	18,353
District of Columbia GO	5.000%	2/1/46	1,220	1,317

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.250%	1/1/48	3,375	3,750
District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,505
District of Columbia Income Tax Revenue	5.000%	10/1/24	1,325	1,329
District of Columbia Income Tax Revenue	5.000%	12/1/24	18,000	18,119
District of Columbia Income Tax Revenue	5.000%	10/1/25	270	277
District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,690
District of Columbia Income Tax Revenue	5.000%	10/1/26	5,000	5,222
District of Columbia Income Tax Revenue	5.000%	10/1/26	220	230
District of Columbia Income Tax Revenue	5.000%	10/1/27	4,355	4,639
District of Columbia Income Tax Revenue	5.000%	10/1/27	1,525	1,625
District of Columbia Income Tax Revenue	5.000%	12/1/27	4,960	5,301
District of Columbia Income Tax Revenue	5.000%	10/1/28	1,230	1,335
District of Columbia Income Tax Revenue	5.000%	12/1/28	480	523
District of Columbia Income Tax Revenue	5.000%	3/1/29	595	651
District of Columbia Income Tax Revenue	5.000%	10/1/29	1,810	2,000
District of Columbia Income Tax Revenue	5.000%	12/1/29	2,095	2,321
District of Columbia Income Tax Revenue	5.000%	3/1/30	710	784
District of Columbia Income Tax Revenue	5.000%	10/1/30	1,995	2,237
District of Columbia Income Tax Revenue	5.000%	10/1/30	3,055	3,425
District of Columbia Income Tax Revenue	5.000%	12/1/30	230	259
District of Columbia Income Tax Revenue	5.000%	3/1/31	875	965
District of Columbia Income Tax Revenue	5.000%	10/1/31	470	534
District of Columbia Income Tax Revenue	5.000%	10/1/31	1,160	1,319
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,155	1,316
District of Columbia Income Tax Revenue	5.000%	3/1/32	1,025	1,128
District of Columbia Income Tax Revenue	5.000%	7/1/32	345	396
District of Columbia Income Tax Revenue	5.000%	10/1/32	2,310	2,662
District of Columbia Income Tax Revenue	5.000%	12/1/32	7,050	8,142
District of Columbia Income Tax Revenue	5.000%	3/1/33	805	884
District of Columbia Income Tax Revenue	5.000%	7/1/33	295	338
District of Columbia Income Tax Revenue	5.000%	10/1/33	1,045	1,219
District of Columbia Income Tax Revenue	5.000%	12/1/33	145	167
District of Columbia Income Tax Revenue	5.000%	3/1/34	880	965
District of Columbia Income Tax Revenue	5.000%	7/1/34	250	286
District of Columbia Income Tax Revenue	5.000%	10/1/34	1,330	1,460
District of Columbia Income Tax Revenue	5.000%	10/1/34	2,000	2,362
District of Columbia Income Tax Revenue	5.000%	3/1/35	565	623
District of Columbia Income Tax Revenue	5.000%	3/1/35	835	914
District of Columbia Income Tax Revenue	5.000%	7/1/35	1,405	1,607
District of Columbia Income Tax Revenue	5.000%	12/1/35	670	769
District of Columbia Income Tax Revenue	5.000%	3/1/36	4,445	4,835
District of Columbia Income Tax Revenue	5.000%	3/1/36	935	1,026
District of Columbia Income Tax Revenue	5.000%	7/1/36	285	325
District of Columbia Income Tax Revenue	5.000%	12/1/36	125	143
District of Columbia Income Tax Revenue	5.000%	3/1/37	600	657
District of Columbia Income Tax Revenue	5.000%	7/1/37	105	120
District of Columbia Income Tax Revenue	5.000%	10/1/37	1,000	1,170
District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,298
District of Columbia Income Tax Revenue	5.000%	5/1/38	1,010	1,157
District of Columbia Income Tax Revenue	5.000%	7/1/38	4,405	4,989
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,035	2,068
District of Columbia Income Tax Revenue	5.000%	3/1/39	300	326
District of Columbia Income Tax Revenue	5.000%	5/1/39	2,000	2,278
District of Columbia Income Tax Revenue	5.000%	7/1/39	240	271
District of Columbia Income Tax Revenue	4.000%	3/1/40	2,180	2,210
District of Columbia Income Tax Revenue	5.000%	3/1/40	275	297
District of Columbia Income Tax Revenue	5.000%	5/1/40	2,000	2,263
District of Columbia Income Tax Revenue	5.000%	7/1/40	1,635	1,831
District of Columbia Income Tax Revenue	5.000%	5/1/41	1,010	1,135
District of Columbia Income Tax Revenue	5.000%	7/1/41	1,760	1,961
District of Columbia Income Tax Revenue	5.000%	5/1/42	2,215	2,476
District of Columbia Income Tax Revenue	5.000%	5/1/43	1,000	1,113
District of Columbia Income Tax Revenue	5.000%	3/1/44	11,060	11,713
District of Columbia Income Tax Revenue	4.000%	3/1/45	210	207
District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	8,385
District of Columbia Income Tax Revenue	5.000%	7/1/47	455	497
District of Columbia Income Tax Revenue	5.250%	5/1/48	7,185	8,009
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,096
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	19,800	23,097
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/38	3,000	3,486

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	3,000	3,465
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,017
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	13,000	12,741
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,014
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,500	2,656
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,185	5,079
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	388
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,293
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,725	928
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	5,036
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	270
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	499
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,035	994
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,890
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	29,930	28,030
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,580
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,430	19,339
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,400
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	108
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,831
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,829
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,349
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,405
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	349
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,270	2,400
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	2,800	2,956
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	265	280
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	5,184
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	415	467
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	1,015	1,138
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	120	111
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	640	703
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	370	411
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	15	16
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	77
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,695	1,848
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	335
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/40	2,195	2,223
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	980	1,069
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,815	2,016
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,795	2,308
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	1,585	1,581
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,548
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	19,390	20,597
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,302
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	2,680	2,861
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,614
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,945	10,732
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	360	401
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	6,240	6,804
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/54	5,000	5,379
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/56	16,350	17,520
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/59	5,000	4,919
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	5,000	5,468
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,285	1,336
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	2,575	2,674
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	7,195	7,396
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	210	216
					597,345
Florida (3.2%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	2,355	2,355
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	38
	Broward County FL Convention Center Hotel Economic Development Revenue	5.500%	1/1/55	4,000	4,437
	Broward County FL School District COP	5.000%	7/1/25	580	590
	Broward County FL School District COP	5.000%	7/1/25	1,940	1,974
	Broward County FL School District COP	5.000%	7/1/26	275	285
	Broward County FL School District COP	5.000%	7/1/27	2,650	2,800

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/28	3,635	3,910
	Broward County FL School District COP	5.000%	7/1/30	1,125	1,247
	Broward County FL School District COP	5.000%	7/1/31	825	909
	Broward County FL School District COP	5.000%	7/1/32	115	126
	Broward County FL School District COP	5.000%	7/1/33	1,940	2,129
	Broward County FL School District COP	5.000%	7/1/34	3,105	3,408
	Broward County FL School District COP	5.000%	7/1/35	5	6
	Broward County FL School District COP	5.000%	7/1/36	35	39
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,605
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/51	45	43
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	100	108
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	3,265	3,517
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	225	242
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	9,125
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,930	1,903
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,126
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,457
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,335
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,500	2,774
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/26	1,785	1,820
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,616
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	370	384
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	285	296
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,915	5,102
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,465	2,542
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	10,140	10,927
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	233
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	75	76
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	470	532
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,055	3,448
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	40	45
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,100	4,697
[3]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	162
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,810	4,261
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,640	2,738
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	45	50
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	10,000	11,532
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	4,004
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,065	990
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,672
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,125	1,105
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,171
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	95	97
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,670	8,586
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,414
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,227
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,070	2,978
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,345	2,427
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	10,000	10,522
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	11,325	11,867
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/54	2,000	2,157
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	4,400	4,426
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,452
[4]	Duval County Public Schools COP	5.000%	7/1/25	170	173
[4]	Duval County Public Schools COP	5.000%	7/1/26	240	249
[4]	Duval County Public Schools COP	5.000%	7/1/27	1,255	1,324
[4]	Duval County Public Schools COP	5.000%	7/1/28	1,325	1,419
[4]	Duval County Public Schools COP	5.000%	7/1/30	3,545	3,902
[4]	Duval County Public Schools COP	5.000%	7/1/31	6,140	6,743
[4]	Duval County Public Schools COP	5.000%	7/1/32	120	132
[4]	Duval County Public Schools COP	5.000%	7/1/33	335	368
[4]	Duval County Public Schools COP	5.000%	7/1/35	3,090	3,387
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,351
	Florida Department of Management Services COP	5.000%	11/1/27	1,030	1,093
	Florida Department of Management Services COP	5.000%	11/1/28	90	97
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,275
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,810	1,917
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,108
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	4,110
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,753

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/40	10,260	10,263
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,805
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/46	1,085	698
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	5,408
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/49	80	63
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,365	8,971
	Florida GO	5.000%	6/1/25	15,000	15,259
	Florida GO	5.000%	6/1/26	2,960	3,073
	Florida GO	4.000%	7/1/30	730	757
	Florida GO	5.000%	6/1/33	17,500	20,361
	Florida GO	4.125%	7/1/53	6,000	5,850
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	568
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	9,539
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	12,228
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	5,000	5,005
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,755	5,810
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,430	5,564
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,515	4,665
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,700	3,824
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	496
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,792
	Florida Lottery Revenue	5.000%	7/1/25	1,920	1,955
	Florida Lottery Revenue	5.000%	7/1/26	1,700	1,763
	Florida Lottery Revenue	5.000%	7/1/27	2,650	2,801
	Florida Lottery Revenue	5.000%	7/1/28	1,925	2,074
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	665	667
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,245	5,436
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,740	1,803
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,135	2,208
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,358
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	15	15
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,835	1,893
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,456
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	165	146
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/48	3,000	3,420
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,400	6,096
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,511
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,099
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	3,815	4,009
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	75	79
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,740	1,824
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,334
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	105	109
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,961
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,575
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,054
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,477
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	60	40
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	380
	Hillsborough County School Board COP	5.000%	7/1/29	5	5
[4]	Hollywood FL GO	4.000%	7/1/41	3,330	3,352
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	7,840	8,647
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,576
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	8,640	9,331
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	787
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	546
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	516
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	338
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,100	2,184
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,000	7,368
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	160	169
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,051
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	460	481
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,832
	JEA Electric System Electric Power & Light Revenue	3.375%	10/1/34	730	694
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,198
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	70	74
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,990	3,002
	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	11,000	12,305

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,285	8,237
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,482
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,568
	Lee County School Board COP	4.000%	8/1/46	6,000	5,843
	Lee County School Board COP	4.000%	8/1/48	4,000	3,843
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,005	2,249
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,820	5,532
	Miami Beach FL GO	4.000%	5/1/44	115	114
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,115
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,917
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,516
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	640	640
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	235
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/49	2,500	2,817
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	7,500	8,158
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	10,015	10,995
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,169
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	9,570	9,626
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	230
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	995	956
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,710	9,394
	Miami-Dade County Educational Facilities College & University Revenue	4.000%	4/1/37	85	85
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	959
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,355
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,805
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	837
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	8,005
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	263
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,560
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,703
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	995	1,027
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,403
[8]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	1,000	1,153
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	1,065	1,066
[8]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	1,490	1,714
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,338
	Miami-Dade County FL GO	4.000%	7/1/34	11,015	10,957
	Miami-Dade County FL GO	4.000%	7/1/35	110	109
	Miami-Dade County FL GO	5.000%	7/1/37	25	26
	Miami-Dade County FL GO	3.750%	7/1/42	5	5
	Miami-Dade County FL GO	4.000%	7/1/42	85	84
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,298
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,434
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	118
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	434
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	635
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	940
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,415	2,492
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	7,410	7,605
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,220	1,256
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,906
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	50	50
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,274
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/48	2,500	2,654
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,825	1,826
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,148
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	1,575	1,561
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,070	4,998
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	11,045	11,898
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	40	43
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	6,520	6,980
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,745	1,668
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	190
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	16,000	16,925
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	30	30
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	220	225
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	4,515	4,614
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,610	1,707
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,510	1,593
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	22

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	1,800	1,840
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	6,945	7,092
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	9,105	9,242
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	310	271
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,550
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	1,625	1,626
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	6,485	6,747
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	6,630	6,556
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,160
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,120	1,109
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,808
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	5,655	6,051
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,355	1,135
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	115	113
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,540	3,462
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,530	3,468
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	28,485	27,854
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/54	8,000	8,871
	Miami-Dade County School Board COP	5.000%	2/1/25	230	232
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,860
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,032
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,355
	Miami-Dade County School Board COP	5.000%	2/1/29	10,055	10,284
	Miami-Dade County School Board COP	5.000%	2/1/30	5,130	5,247
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,375
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,313
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	51
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/49	200	213
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,558
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,068
[4]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	264
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,310	1,314
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,080
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,262
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	526
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	255
	Orange County School Board COP	5.000%	8/1/32	6,530	7,427
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,890	1,928
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	204
	Orange County School Board COP, Prere.	5.000%	8/1/26	5,040	5,249
	Orange County School Board COP, Prere.	5.000%	8/1/26	290	302
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	395	413
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	34
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,495
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	25
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,215	1,243
	Orlando Utilities Commission Water Revenue	5.000%	10/1/48	2,920	3,172
[5]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	693
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	572
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	306
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	726
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,157
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	544
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	328
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	187
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,067
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	810
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,182
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,890
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	527
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,770
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	595
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	8,062
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	475
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	860
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	539
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	861
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	4,000	1,251
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,299
	Palm Beach County School District COP	5.000%	8/1/26	375	382

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County School District COP	5.000%	8/1/27	2,815	2,983
	Palm Beach County School District COP	5.000%	8/1/27	2,975	3,030
	Palm Beach County School District COP	5.000%	8/1/28	3,025	3,254
	Palm Beach County School District COP	5.000%	8/1/29	1,080	1,149
	Palm Beach County School District COP	5.000%	8/1/34	4,565	5,061
	Palm Beach County School District COP	5.000%	8/1/40	3,000	3,376
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	4,201
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,131
[4]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	10,074
[4]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,333
[3]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	169
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	301
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,057
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,505
[4]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	8,164
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,065	2,092
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,540	1,574
	School Board of Miami-Dade County COP	5.000%	2/1/28	60	61
	School Board of Miami-Dade County COP	5.000%	5/1/30	65	66
	School Board of Miami-Dade County COP	3.250%	2/1/33	1,540	1,499
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,602
[3]	School Board of Miami-Dade County GO	5.000%	3/15/47	3,195	3,434
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	10,000	10,692
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	8,007
	South Florida Water Management District COP	5.000%	10/1/33	2,280	2,338
	South Florida Water Management District COP	5.000%	10/1/35	185	189
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	7,500	8,041
[4]	St. Johns County School Board COP	5.500%	7/1/49	2,000	2,250
[4]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	8,038
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,203
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,037
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,072
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,648
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	952
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,059
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,489
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	661
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,652
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	5,055	5,496
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,015	15,013
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	6,950	7,617
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,350	16,855
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,583
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,935	2,000
[3]	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	16
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,008
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	524
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	3,440	3,567
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,257
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,886
					1,166,142
Georgia (1.3%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	51
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	3,030	3,295
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,249
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,814
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,071
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,751
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,765	1,833
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	185	196
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	120	129
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,545	2,841
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	281
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	2,350	2,549
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	15	15
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	520	527
[4]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	215
[6]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,400	1,462

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	334
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,346
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	45	46
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,395	1,412
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	19,755	19,930
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	297
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	105	97
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,452
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,460	2,498
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	280	284
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	5,020	5,098
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	30
[4]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	675	609
[4]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	190	198
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	40	45
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,115	3,505
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	55	62
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,857
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	525	378
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	125	90
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	37
	Georgia GO	4.000%	1/1/25	1,340	1,346
	Georgia GO	5.000%	2/1/25	2,350	2,374
	Georgia GO	5.000%	2/1/25	1,290	1,295
	Georgia GO	5.000%	2/1/25	2,230	2,252
	Georgia GO	4.000%	7/1/25	1,710	1,727
	Georgia GO	4.000%	7/1/25	35	35
	Georgia GO	5.000%	7/1/25	2,000	2,037
	Georgia GO	5.000%	8/1/25	220	225
	Georgia GO	5.000%	12/1/25	625	642
	Georgia GO	5.000%	7/1/26	55	57
	Georgia GO	5.000%	7/1/26	2,750	2,860
	Georgia GO	5.000%	7/1/26	100	104
	Georgia GO	5.000%	12/1/26	225	236
	Georgia GO	3.000%	1/1/27	10	10
	Georgia GO	4.000%	1/1/27	50	51
	Georgia GO	5.000%	1/1/27	65	68
	Georgia GO	5.000%	2/1/27	5,065	5,211
	Georgia GO	5.000%	2/1/27	2,825	2,829
	Georgia GO	4.000%	7/1/27	15,415	15,932
	Georgia GO	5.000%	7/1/27	2,135	2,267
	Georgia GO	5.000%	7/1/27	6,415	6,810
	Georgia GO	5.000%	7/1/27	285	300
	Georgia GO	5.000%	1/1/28	2,000	2,098
	Georgia GO	5.000%	2/1/28	160	164
	Georgia GO	5.000%	2/1/28	5,150	5,410
	Georgia GO	4.000%	7/1/28	235	246
	Georgia GO	5.000%	7/1/28	2,260	2,371
	Georgia GO	5.000%	7/1/28	1,310	1,418
	Georgia GO	5.000%	7/1/28	135	146
	Georgia GO	5.000%	8/1/28	5,890	6,385
	Georgia GO	4.000%	1/1/29	2,415	2,470
	Georgia GO	3.000%	2/1/29	590	585
	Georgia GO	5.000%	2/1/29	470	482
	Georgia GO	5.000%	2/1/29	2,165	2,272
	Georgia GO	5.000%	7/1/29	1,475	1,594
	Georgia GO	5.000%	7/1/29	8,450	9,314
	Georgia GO	5.000%	8/1/29	3,830	4,228
	Georgia GO	3.000%	2/1/30	260	257
	Georgia GO	5.000%	2/1/30	10,010	10,275
	Georgia GO	5.000%	2/1/30	525	550
	Georgia GO	5.000%	7/1/30	2,065	2,178
	Georgia GO	5.000%	7/1/30	155	174
	Georgia GO	5.000%	7/1/30	180	194
	Georgia GO	5.000%	8/1/30	1,205	1,353
	Georgia GO	5.000%	2/1/31	5,055	5,281
	Georgia GO	5.000%	7/1/31	2,000	2,197
	Georgia GO	5.000%	7/1/31	4,800	5,467
	Georgia GO	5.000%	7/1/31	25	27
	Georgia GO	5.000%	7/1/31	125	142

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	8/1/31	2,650	2,969
	Georgia GO	5.000%	7/1/32	4,760	5,102
	Georgia GO	5.000%	7/1/32	2,835	3,226
	Georgia GO	5.000%	7/1/32	2,475	2,711
	Georgia GO	5.000%	7/1/32	2,760	3,190
	Georgia GO	3.000%	7/1/33	170	164
	Georgia GO	5.000%	7/1/33	1,640	1,866
	Georgia GO	5.000%	7/1/33	1,040	1,201
	Georgia GO	5.000%	8/1/33	9,265	10,367
	Georgia GO	3.000%	2/1/34	430	411
	Georgia GO	5.000%	7/1/34	35	40
	Georgia GO	4.000%	7/1/35	9,095	9,412
	Georgia GO	4.000%	8/1/35	10	11
	Georgia GO	4.000%	2/1/36	5,000	5,082
	Georgia GO	4.000%	7/1/36	365	377
	Georgia GO	4.000%	7/1/36	2,945	3,107
	Georgia GO	5.000%	7/1/36	65	75
	Georgia GO	3.000%	2/1/37	25	24
	Georgia GO	3.250%	7/1/37	360	349
	Georgia GO	4.000%	7/1/38	1,200	1,249
[6]	Georgia Local Government COP	4.750%	6/1/28	83	84
[7]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	405	411
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	565	595
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,435	2,439
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,398
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	601
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,215
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	528
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,700
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,945
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,778
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,632
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,024
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	7,440
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,835
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,063
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	11,485
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	11,023
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,453
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	4,027
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,110	4,213
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,025
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	180	200
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,353
	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,280	1,416
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	25	28
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,696
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	120	130
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	3,231
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,705	5,635
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,016
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,338
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	90	95
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,638
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,925	14,186
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,895	4,338
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	30	33
	Gwinnett County School District GO	5.000%	8/1/25	1,665	1,699
	Gwinnett County School District GO	5.000%	8/1/26	5,215	5,432
	Gwinnett County School District GO	5.000%	2/1/31	1,105	1,123
	Gwinnett County School District GO	5.000%	2/1/38	5	5
	Gwinnett County School District GO	5.000%	2/1/40	50	54
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	673
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	659
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	645
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,685	1,702
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	1,055	1,004
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	130	127

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	2,775	2,571
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	401
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,330	1,383
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	100	104
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	375	390
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	650	676
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	94
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	280	286
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,915	2,109
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	18,736
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	4,025	4,639
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	15,550	18,140
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	3,895	3,895
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	81
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,096
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,890	2,844
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,000	2,052
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/49	3,000	3,280
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/54	3,000	3,256
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	240	245
				465,762
Hawaii (0.4%)
City & County Honolulu HI Wastewater System Sewer Revenue	3.000%	7/1/41	25	22
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	83
Hawaii GO	5.000%	8/1/24	335	335
Hawaii GO	5.000%	10/1/24	805	808
Hawaii GO	5.000%	8/1/25	770	771
Hawaii GO	5.000%	10/1/25	375	384
Hawaii GO	5.000%	8/1/26	1,420	1,422
Hawaii GO	5.000%	10/1/26	2,210	2,258
Hawaii GO	5.000%	4/1/27	1,315	1,355
Hawaii GO	5.000%	5/1/27	400	423
Hawaii GO	5.000%	8/1/27	4,200	4,206
Hawaii GO	5.000%	10/1/27	2,120	2,210
Hawaii GO	5.000%	10/1/27	250	260
Hawaii GO	5.000%	1/1/28	505	540
Hawaii GO	4.000%	4/1/28	545	552
Hawaii GO	5.000%	5/1/28	530	558
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	10/1/28	100	104
Hawaii GO	5.000%	10/1/28	160	167
Hawaii GO	5.000%	1/1/29	130	139
Hawaii GO	5.000%	8/1/29	900	901
Hawaii GO	5.000%	10/1/29	30	31
Hawaii GO	5.000%	1/1/30	895	953
Hawaii GO	5.000%	8/1/30	3,375	3,380
Hawaii GO	5.000%	10/1/30	1,735	1,837
Hawaii GO	4.000%	5/1/31	7,870	7,983
Hawaii GO	4.000%	10/1/31	1,700	1,708
Hawaii GO	5.000%	10/1/31	1,005	1,062
Hawaii GO	5.000%	1/1/32	210	227
Hawaii GO	3.000%	4/1/32	20	19
Hawaii GO	4.000%	5/1/32	9,115	9,235
Hawaii GO	4.000%	8/1/32	8,190	8,190
Hawaii GO	4.000%	1/1/34	2,675	2,739
Hawaii GO	5.000%	5/1/34	100	105
Hawaii GO	4.000%	10/1/34	2,510	2,516
Hawaii GO	4.000%	10/1/34	8,830	8,870
Hawaii GO	3.250%	1/1/35	350	337
Hawaii GO	3.000%	4/1/35	275	252
Hawaii GO	5.000%	1/1/36	95	101
Hawaii GO	3.000%	4/1/36	295	267
Hawaii GO	4.000%	5/1/36	25	25
Hawaii GO	4.000%	10/1/36	15	15
Hawaii GO	5.000%	1/1/38	105	111
Hawaii GO, Prere.	5.000%	8/1/24	1,135	1,135
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,229
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,495	3,607

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	280	289
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,245	1,311
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	880	936
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	10,825	11,607
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	600	643
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	545	590
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	1,055	1,151
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	315	344
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	1,030	1,112
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	4,940	5,466
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	111
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,600	1,724
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	1,600	1,770
	Honolulu HI City & County GO	5.000%	10/1/37	750	763
	Honolulu HI City & County GO	3.000%	8/1/41	945	808
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	440
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	630
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,166
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	7,952
	Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	17
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	75
	Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	4.500%	7/1/53	5,450	5,609
	Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	5.250%	7/1/53	2,650	2,943
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,900	1,936
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	4,365	4,447
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					136,357
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	180	196
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	665	669
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,555	3,689
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,830	9,572
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/48	2,500	2,744
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/49	5,000	4,906
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,035	1,069
					22,845
Illinois (5.8%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	211
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,209
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	894
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,000	10,612
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,455
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,715	8,063
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,630	11,792
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,054
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,050
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,019
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,102
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,125
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,940
	Chicago IL GO	5.000%	1/1/25	3,360	3,375
	Chicago IL GO	5.000%	1/1/25	4,500	4,521
	Chicago IL GO	5.000%	1/1/26	610	621
	Chicago IL GO	5.000%	1/1/27	750	771
	Chicago IL GO	5.000%	1/1/27	640	649
	Chicago IL GO	5.000%	1/1/28	755	785
	Chicago IL GO	0.000%	1/1/29	405	340
	Chicago IL GO	5.625%	1/1/30	1,525	1,579
	Chicago IL GO	5.000%	1/1/31	270	283
	Chicago IL GO	5.500%	1/1/31	840	844
	Chicago IL GO	5.625%	1/1/31	325	336
	Chicago IL GO	5.000%	1/1/32	3,000	3,209
	Chicago IL GO	5.000%	1/1/33	10,300	11,002
	Chicago IL GO	5.500%	1/1/33	1,860	1,870
	Chicago IL GO	5.750%	1/1/33	15,430	16,010
[6]	Chicago IL GO	0.000%	1/1/34	10,425	7,094
	Chicago IL GO	5.000%	1/1/34	10,235	10,923
	Chicago IL GO	5.000%	1/1/34	1,075	1,158
	Chicago IL GO	5.500%	1/1/34	310	312

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.750%	1/1/34	2,400	2,490
	Chicago IL GO	4.000%	1/1/35	9,000	9,001
	Chicago IL GO	4.000%	1/1/35	1,000	1,000
	Chicago IL GO	5.000%	1/1/35	1,085	1,167
	Chicago IL GO	5.500%	1/1/35	3,540	3,770
	Chicago IL GO	4.000%	1/1/36	1,000	997
	Chicago IL GO	5.000%	1/1/38	1,450	1,456
	Chicago IL GO	5.250%	1/1/38	4,250	4,601
	Chicago IL GO	6.000%	1/1/38	9,285	9,639
	Chicago IL GO	5.000%	1/1/39	5,000	5,169
	Chicago IL GO	5.500%	1/1/39	335	336
	Chicago IL GO	5.500%	1/1/39	3,575	3,917
	Chicago IL GO	5.000%	1/1/40	3,500	3,606
	Chicago IL GO	5.500%	1/1/40	1,000	1,090
	Chicago IL GO	5.500%	1/1/41	1,000	1,065
	Chicago IL GO	5.500%	1/1/43	1,200	1,271
	Chicago IL GO	5.000%	1/1/44	16,275	16,617
	Chicago IL GO	5.500%	1/1/49	21,505	22,229
	Chicago IL GO, Prere.	5.250%	1/1/25	690	695
[6]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	514
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,095
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	1,000	1,113
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	2,285	2,572
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,000	2,277
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	3,815	4,423
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,000	3,466
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,750	2,834
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	508
[4]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	143
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,454
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,427
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,512
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	2,385	2,463
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	888
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	372
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,841
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,042
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,184
[4]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,107
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	785
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,484
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	12,009
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	17,878
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	5,170	5,177
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,400	2,466
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,706
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,015	5,709
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	395
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,913
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,520	2,541
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,235	1,245
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,990	3,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,990	3,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,240	1,248
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,696
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,470	1,478
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	560	587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,255	1,262
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	440	450
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,665	1,674
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,280	1,307
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,475	11,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	430	439
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,350	1,356
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,530	1,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	280	290
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	630	643
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	5,731
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	715	740

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	610	613
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	900	918
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	585	597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	265	288
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,550	5,689
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	125	129
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	270	275
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	485	494
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	955	1,037
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,695	1,727
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,020	1,055
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,598
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	285	304
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,660	3,727
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	592
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,040	1,073
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	470	501
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	215	219
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,250	1,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,990	2,112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	137
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	485	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,057
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	15,100	14,802
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,408
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	375	376
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,591
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,760	9,124
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,305
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	190	184
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	11,785	12,157
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	7,001
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,650
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	1,000
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,254
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	2,030	2,123
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,591
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	120	127
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	515	488
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	21,195	21,241
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,733
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	515	524
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/52	5,000	5,230
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,550
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,433
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,228
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,523
	Cook County IL GO	5.000%	11/15/24	380	382
	Cook County IL GO	4.000%	11/15/25	585	591
	Cook County IL GO	5.000%	11/15/25	2,230	2,281
	Cook County IL GO	4.000%	11/15/26	2,690	2,744
[4]	Cook County IL GO	5.000%	11/15/26	25	26
	Cook County IL GO	5.000%	11/15/26	3,480	3,628
	Cook County IL GO	4.000%	11/15/27	2,890	2,965
	Cook County IL GO	5.000%	11/15/28	4,575	4,925
	Cook County IL GO	5.000%	11/15/29	1,195	1,306
	Cook County IL GO	5.000%	11/15/30	1,000	1,037
	Cook County IL GO	5.000%	11/15/31	695	721
	Cook County IL GO	5.000%	11/15/31	4,025	4,454
	Cook County IL GO	5.000%	11/15/32	4,020	4,427
	Cook County IL GO	5.000%	11/15/33	3,875	4,260
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,986
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,823
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	3,063
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,481
	Evanston IL GO	3.500%	12/1/38	645	615
[3]	Evanston IL GO	3.500%	12/1/39	755	720
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,274
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,914

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,662
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,431
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	2,060	1,986
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	339
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	9,060	9,277
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	5,500	6,172
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	10,900	12,393
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,715
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	12,835	14,959
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	7,500	8,727
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	644
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,791
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,606
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	2,900	3,394
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,982
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,561
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,675	1,946
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	983
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,000	2,218
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	925	897
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,480
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,625	1,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,805
	Illinois Finance Authority Lease Revenue	4.000%	7/1/35	175	176
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	2,955	3,075
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,350	2,442
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	225	234
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	35	39
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	165	171
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	420	437
	Illinois GO	5.000%	10/1/24	5,000	5,014
	Illinois GO	5.000%	11/1/24	13,435	13,492
	Illinois GO	5.000%	2/1/25	1,100	1,110
	Illinois GO	5.000%	3/1/25	16,600	16,768
	Illinois GO	5.000%	3/1/25	100	101
	Illinois GO	5.000%	5/1/25	3,250	3,292
	Illinois GO	5.000%	7/1/25	4,530	4,603
	Illinois GO	5.000%	10/1/25	1,450	1,480
	Illinois GO	5.000%	10/1/25	130	133
	Illinois GO	5.000%	11/1/25	34,465	35,220
[3]	Illinois GO	5.000%	11/1/25	5,000	5,112
	Illinois GO	5.000%	2/1/26	1,220	1,252
	Illinois GO	5.000%	3/1/26	6,485	6,661
	Illinois GO	5.000%	5/1/26	5,000	5,150
	Illinois GO	5.000%	7/1/26	1,130	1,167
	Illinois GO	5.000%	10/1/26	290	301
	Illinois GO	5.000%	10/1/26	670	695
	Illinois GO	3.250%	11/1/26	2,360	2,334
	Illinois GO	5.000%	11/1/26	1,370	1,422
	Illinois GO	5.000%	11/1/26	13,110	13,611
	Illinois GO	5.000%	1/1/27	640	654
	Illinois GO	5.000%	2/1/27	250	250
	Illinois GO	5.000%	2/1/27	6,645	6,926
	Illinois GO	5.000%	3/1/27	5,000	5,218
	Illinois GO	5.000%	3/1/27	6,125	6,392
	Illinois GO	5.000%	3/1/27	325	339
	Illinois GO	5.000%	5/1/27	370	370
	Illinois GO	5.000%	7/1/27	1,000	1,049
	Illinois GO	5.000%	10/1/27	3,430	3,610
	Illinois GO	5.000%	11/1/27	31,175	32,855
	Illinois GO	5.000%	12/1/27	890	939
	Illinois GO	5.000%	2/1/28	2,290	2,381
	Illinois GO	5.000%	3/1/28	4,800	5,083
	Illinois GO	5.000%	5/1/28	130	130
	Illinois GO	5.000%	5/1/28	1,000	1,062
	Illinois GO	5.000%	5/1/28	5,000	5,308
	Illinois GO	5.000%	7/1/28	1,500	1,596
	Illinois GO	5.000%	10/1/28	15,185	16,214
	Illinois GO	5.000%	11/1/28	11,190	11,751

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	12/1/28	1,800	1,926
	Illinois GO	5.000%	12/1/28	9,630	10,124
	Illinois GO	5.000%	2/1/29	1,785	1,859
	Illinois GO	5.250%	2/1/29	6,400	6,409
	Illinois GO	5.000%	3/1/29	3,810	4,092
	Illinois GO	5.000%	5/1/29	125	125
	Illinois GO	5.000%	5/1/29	1,000	1,076
	Illinois GO	5.000%	5/1/29	3,500	3,767
	Illinois GO	5.000%	7/1/29	1,500	1,618
	Illinois GO	5.000%	10/1/29	7,600	8,112
	Illinois GO	5.000%	11/1/29	22,475	23,602
[4]	Illinois GO	4.000%	2/1/30	7,575	7,699
	Illinois GO	5.000%	3/1/30	2,000	2,176
	Illinois GO	5.000%	5/1/30	1,115	1,216
	Illinois GO	5.500%	5/1/30	15,420	16,619
	Illinois GO	5.000%	7/1/30	1,290	1,410
	Illinois GO	5.000%	10/1/30	5,035	5,518
	Illinois GO	5.000%	10/1/30	4,775	5,071
	Illinois GO	5.250%	12/1/30	160	169
	Illinois GO	5.250%	2/1/31	2,045	2,047
	Illinois GO	5.000%	3/1/31	180	198
	Illinois GO	5.000%	3/1/31	3,825	4,212
	Illinois GO	5.000%	3/1/31	545	600
	Illinois GO	5.000%	5/1/31	3,010	3,013
	Illinois GO	5.000%	5/1/31	1,050	1,158
	Illinois GO	5.000%	7/1/31	1,675	1,851
	Illinois GO	5.000%	10/1/31	4,505	4,934
	Illinois GO	5.000%	3/1/32	135	150
	Illinois GO	5.000%	5/1/32	1,060	1,182
	Illinois GO	5.000%	5/1/32	5,000	5,574
	Illinois GO	5.000%	7/1/32	6,250	6,979
	Illinois GO	4.000%	10/1/32	6,625	6,736
	Illinois GO	5.000%	12/1/32	2,715	3,010
	Illinois GO	5.000%	3/1/33	6,000	6,592
	Illinois GO	5.000%	3/1/33	5	6
	Illinois GO	5.000%	3/1/33	20	22
	Illinois GO	5.000%	5/1/33	4,900	4,904
	Illinois GO	5.000%	7/1/33	2,005	2,233
	Illinois GO	4.000%	10/1/33	2,990	3,030
	Illinois GO	4.000%	12/1/33	3,475	3,487
	Illinois GO	5.000%	3/1/34	2,000	2,195
	Illinois GO	5.000%	3/1/34	5,015	5,554
	Illinois GO	5.000%	5/1/34	3,680	4,082
	Illinois GO	5.000%	7/1/34	5,000	5,553
	Illinois GO	4.000%	10/1/34	460	464
	Illinois GO	5.000%	3/1/35	4,200	4,601
	Illinois GO	5.000%	5/1/35	6,345	7,020
	Illinois GO	5.000%	7/1/35	5,000	5,539
	Illinois GO	5.000%	12/1/35	1,500	1,561
	Illinois GO	5.000%	3/1/36	6,400	6,993
	Illinois GO	5.000%	5/1/36	3,450	3,451
	Illinois GO	5.000%	5/1/36	1,000	1,103
	Illinois GO	5.000%	5/1/36	8,000	9,002
	Illinois GO	4.125%	10/1/36	2,085	2,100
	Illinois GO	5.000%	12/1/36	5,500	5,711
	Illinois GO	5.000%	3/1/37	7,500	8,172
	Illinois GO	5.000%	5/1/37	1,590	1,748
	Illinois GO	4.000%	7/1/37	2,000	2,000
	Illinois GO	4.250%	12/1/37	4,190	4,215
	Illinois GO	4.000%	3/1/38	3,000	3,000
	Illinois GO	5.250%	5/1/38	1,590	1,770
	Illinois GO	4.000%	10/1/38	1,000	996
	Illinois GO	4.000%	3/1/39	2,100	2,085
	Illinois GO	5.000%	5/1/39	2,000	2,077
	Illinois GO	5.000%	5/1/39	1,695	1,695
	Illinois GO	5.000%	5/1/39	3,750	4,166
	Illinois GO	5.250%	5/1/39	2,485	2,755
	Illinois GO	5.500%	5/1/39	8,435	9,244
	Illinois GO	5.000%	12/1/39	5,000	5,522
	Illinois GO	4.000%	3/1/40	7,310	7,194

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	5/1/40	5,760	6,368
Illinois GO	5.250%	5/1/40	1,595	1,761
Illinois GO	4.000%	10/1/40	10,975	10,746
Illinois GO	3.000%	12/1/40	4,500	3,833
Illinois GO	4.250%	12/1/40	2,650	2,659
Illinois GO	5.000%	1/1/41	2,875	2,904
Illinois GO	4.000%	3/1/41	3,275	3,206
Illinois GO	5.250%	5/1/41	2,695	2,963
Illinois GO	4.000%	6/1/41	85	82
Illinois GO	5.250%	5/1/42	2,590	2,836
Illinois GO	5.250%	5/1/42	10,000	11,152
Illinois GO	4.000%	10/1/42	3,065	2,973
Illinois GO	5.250%	5/1/43	1,250	1,363
Illinois GO	5.250%	5/1/43	5,085	5,644
Illinois GO	5.125%	10/1/43	4,500	4,876
Illinois GO	5.000%	12/1/43	5,000	5,414
Illinois GO	5.250%	5/1/44	2,335	2,578
Illinois GO	5.250%	5/1/45	2,500	2,749
Illinois GO	5.750%	5/1/45	4,495	4,896
Illinois GO	4.250%	10/1/45	3,965	3,922
Illinois GO	5.500%	10/1/45	4,500	4,970
Illinois GO	5.000%	3/1/46	13,515	14,281
Illinois GO	5.250%	10/1/46	5,000	5,402
Illinois GO	5.500%	3/1/47	10,000	10,916
Illinois GO	5.250%	5/1/47	2,850	3,108
Illinois GO	5.500%	5/1/47	6,780	7,413
Illinois GO	5.250%	10/1/47	1,495	1,611
Illinois GO	4.500%	5/1/48	1,885	1,900
Illinois GO	5.250%	5/1/48	2,000	2,175
Illinois GO	5.250%	5/1/49	1,500	1,627
Illinois Miscellaneous Revenue GO	5.000%	5/1/33	9,450	10,509
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	260	262
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,864
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	304
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,281
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	275	279
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,013
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	1,500	1,520
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	606
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,868
Illinois Sales Tax Revenue	5.000%	6/15/25	315	316
Illinois Sales Tax Revenue	5.000%	6/15/26	3,030	3,035
Illinois Sales Tax Revenue	5.000%	6/15/30	350	381
Illinois Sales Tax Revenue	5.000%	6/15/33	240	270
Illinois Sales Tax Revenue	5.000%	6/15/36	160	178
Illinois Sales Tax Revenue	5.000%	6/15/43	10,555	11,382
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,034
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,560	2,582
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,110	2,172
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,115	4,236
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	215	221
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,540	2,662
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,755	2,888
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,495	2,615
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	865	926
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	8,060	8,624
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,338
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	610	662
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,060	10,921
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	160	174
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,813
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	155	168
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,025	2,233
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,800	1,985
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,351
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,435	18,066
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,720	1,891
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	1,130	1,136
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,785	3,211
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,694

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,905	3,380
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	3,110	3,128
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,660	1,694
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,902
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	142
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,640	6,534
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	19,660
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	408
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	5,030	5,813
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	6,275	6,310
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,630	3,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,170	9,254
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,215	13,445
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,535	10,767
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	795	877
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	85	91
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	11,565	11,543
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	16,620	17,345
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,840	5,396
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,345	6,012
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	12,853
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	2,865	3,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,905	7,583
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	18,335	19,577
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,304
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,010	17,532
	Illinois University College & University Revenue	5.000%	4/1/44	15,000	15,027
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	510	462
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	23,475	18,909
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,466
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,501
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	671
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,730	1,789
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,679
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	940
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,446
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	477
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	2,425	1,374
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	277
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	128
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	261
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	756
[4,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	2,400	1,207
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,013
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,768
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	6,750	6,639
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	5,735	2,513
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	3,870	1,609
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	13,000	5,123
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	639
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,590	10,025
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	12,905	11,912
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	2,335
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	3,326
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	274
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	19,250	4,352
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	2,204
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	4.000%	12/15/26	10,335	10,538
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/29	5,715	6,005
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,974
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	2,950	2,988
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,765
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,314
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	6,030	5,618
[3]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,595	5,321
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	21,600	22,353
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/50	4,705	1,348
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	78
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	277

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	320	328
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,484
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	555	580
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,745	2,869
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,499
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	5,540	5,771
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,245	1,295
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,521
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,282
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	145
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,360	1,538
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,568
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,340
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	6,275	7,541
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,840	1,915
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,555
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	472
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	290	287
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,032
[7]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	358
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	6,030	6,302
[6]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,915	2,176
[4]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	1,325	1,553
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	10,000	9,590
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,813
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,159
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,065	5,283
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	3,965	4,320
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,270	13,530
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,904
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	16,923
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,634
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,725	1,769
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	675	704
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	585	620
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,074
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	8,285	9,027
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,433
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	4,455	5,013
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,264
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,180
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,660	1,863
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,570	3,845
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,311
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	2,670	2,678
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,069
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,615
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	690	716
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	555	583
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	540	571
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	19,495	18,438
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,308
	Schaumburg IL GO	4.000%	12/1/41	425	425
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	504
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,566
[4]	University of Illinois College & University Revenue	4.000%	4/1/36	385	385
[4]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,853
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,424
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	305
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	211
[6]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,225
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,049
					2,099,767
Indiana (0.5%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,171
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	722
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	769
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	512

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,903
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,735
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,744
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	100	103
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,000	2,179
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/50	5,000	4,832
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	80	88
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	1,190	1,323
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,378
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,373
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	3,000	3,142
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,085	3,480
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	75	78
	Indiana Finance Authority Lease Revenue	5.000%	12/1/24	430	433
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,375	1,412
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	285	294
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	9,595	10,031
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	950	992
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,720	1,856
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	1,435	1,577
	Indiana Finance Authority Lease Revenue	5.000%	2/1/36	850	914
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	5,210	5,598
	Indiana Finance Authority Lease Revenue	5.000%	2/1/38	75	81
	Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	268
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	30	31
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	178
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	306
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,204
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	356
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,580
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	646
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,161
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	80	90
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	680	707
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,333
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	6,245	6,407
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	45	45
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,520	4,567
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	325	338
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	615	657
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	1,090	1,169
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	740	763
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	45	46
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,856
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	130
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,930
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,046
	Indiana University College & University Revenue	5.000%	6/1/34	5,000	5,862
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	875	938
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	85
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,313
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,970
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	1,500	1,582
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	1,000	1,053
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,142
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/44	55	55
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,853
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/54	3,665	3,812
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	5	5
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	13
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,519
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,440	3,499
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,357
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	3,585	3,754
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,980
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	586
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,664
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,217
					169,793

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.1%)
	Des Moines IA GO	2.000%	6/1/32	2,015	1,710
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,890
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	18,365	21,662
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	445	473
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	805	854
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	325	344
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	1,015	1,072
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,683
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	95	110
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,000	3,502
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/35	2,425	2,821
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,561
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,460	1,485
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	202
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,425	5,616
					46,985
Kansas (0.4%)
[4]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	12,088
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,821
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	245
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	685	700
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	695	709
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	100	102
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	14,922
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,030	5,129
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,234
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	2,075	2,115
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,000	5,512
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	13,755	14,012
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	7,400	8,287
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	7,500	8,528
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	10,000	11,676
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	244
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	7,365	8,662
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,351
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,893
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,215	1,240
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	1,045	1,072
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	23,515	24,650
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	940	990
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,296
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,451
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	710	719
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,514
					140,162
Kentucky (0.3%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,875
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	2,450	2,454
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/25	5,000	5,102
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/26	4,010	4,172
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	176
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	258
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	255
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	4,341
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,060
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	1,965	1,928
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	316
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,575
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,140
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	202
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	352
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,335	1,335
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	171
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	600	615
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	16,380	17,044
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,195	3,317
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	783
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/25	4,010	4,109

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/26	4,000	4,162
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,305	1,345
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	255	259
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	415	353
[4]	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,250	1,024
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/37	120	120
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,746
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	300	235
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	4,021
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	87
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,469
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/51	5	5
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,398
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	8,740	9,605
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	15
					93,424
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,540
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	315	312
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,427
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	5,850	5,882
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,845	8,937
[4]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	9,973
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,834
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,958
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,127
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	8,921
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,000	22,156
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,919	2,950
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,980
	Louisiana GO	5.000%	8/1/25	2,000	2,000
	Louisiana GO	5.000%	8/1/25	2,000	2,039
	Louisiana GO	5.000%	8/1/26	115	120
	Louisiana GO	5.000%	2/1/27	2,000	2,101
	Louisiana GO	5.000%	8/1/27	2,995	3,108
	Louisiana GO	5.000%	8/1/28	13,135	13,635
	Louisiana GO	5.000%	2/1/29	2,000	2,177
	Louisiana GO	5.000%	2/1/30	2,000	2,214
	Louisiana GO	5.000%	2/1/31	2,000	2,243
	Louisiana GO	5.000%	2/1/33	2,000	2,302
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,045
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,043
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,672
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,882
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,373
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,739
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,216
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,076
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,089
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,015	1,060
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	2,380	2,347
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,906
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,945
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/56	5	5
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/45	2,640	2,803
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/48	200	216
	Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	499
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,345	5,751

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	4,465	4,861
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	11,950	12,118
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,172
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,773
New Orleans LA GO	5.000%	12/1/40	3,645	3,935
New Orleans LA GO	5.000%	12/1/46	14,530	15,405
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,580	5,614
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,001
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	122
				220,609
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,973
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,247
Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	16,145
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,694
				22,059
Maryland (2.0%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,046
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,218
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,174
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,466
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,215
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	210
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,517
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/41	6,090	6,251
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/46	20,000	20,408
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,537
Calvert County MD GO	1.750%	7/1/34	800	636
Calvert County MD GO	1.875%	7/1/35	1,000	792
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,147
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	190	191
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	55	56
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	15	15
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	326
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	590	617
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	465	486
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	300	300
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,395	2,547
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,950	2,029
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	730	778
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,511
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,443
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	8,815	9,360
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,480	7,955
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,275	3,403
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,370	1,349
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	870	921
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	770	800
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	11,805	13,032
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,585
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	1,645	1,740
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,457
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,285	1,242
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	1,420	1,362
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	1,310	1,139
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	365	408
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	110	105
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	615	605
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	5,000	4,767
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,776
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	15	17
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,474
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,325	1,325
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	25	28
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,205	3,022

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/54	3,135	3,299
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/59	3,140	3,328
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/64	3,750	3,988
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,093
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,662
	Maryland GO	4.000%	8/1/24	16,865	16,865
	Maryland GO	5.000%	8/1/24	1,870	1,870
	Maryland GO	5.000%	8/1/24	8,610	8,610
	Maryland GO	5.000%	8/1/24	8,980	8,980
	Maryland GO	5.000%	8/1/24	14,105	14,105
	Maryland GO	5.000%	8/1/24	205	205
	Maryland GO	5.000%	3/15/25	1,770	1,793
	Maryland GO	5.000%	3/15/25	255	258
	Maryland GO	5.000%	3/15/25	55	56
	Maryland GO	4.000%	6/1/25	5,455	5,457
	Maryland GO	5.000%	8/1/25	20,340	20,764
	Maryland GO	5.000%	8/1/25	200	204
	Maryland GO	5.000%	8/1/25	3,045	3,108
	Maryland GO	5.000%	3/15/26	1,745	1,804
	Maryland GO	5.000%	3/15/26	2,900	2,998
	Maryland GO	5.000%	3/15/26	2,155	2,228
	Maryland GO	5.000%	6/1/26	1,425	1,426
	Maryland GO	3.000%	8/1/26	5,235	5,230
	Maryland GO	4.000%	8/1/26	1,295	1,295
	Maryland GO	4.000%	8/1/26	1,515	1,549
	Maryland GO	5.000%	8/1/26	10,415	10,853
	Maryland GO	5.000%	8/1/26	1,525	1,589
	Maryland GO	5.000%	8/1/26	300	313
	Maryland GO	5.000%	8/1/26	1,660	1,730
	Maryland GO	5.000%	3/15/27	170	179
	Maryland GO	5.000%	3/15/27	2,425	2,559
	Maryland GO	4.000%	6/1/27	6,210	6,211
	Maryland GO	3.000%	8/1/27	145	145
	Maryland GO	4.000%	8/1/27	1,110	1,110
	Maryland GO	5.000%	8/1/27	3,700	3,935
	Maryland GO	5.000%	8/1/27	4,955	5,270
	Maryland GO	5.000%	8/1/27	2,295	2,441
	Maryland GO	5.000%	8/1/27	50	53
	Maryland GO	5.000%	8/1/27	1,725	1,835
	Maryland GO	5.000%	3/15/28	2,990	3,143
	Maryland GO	5.000%	3/15/28	5,225	5,622
	Maryland GO	5.000%	3/15/28	2,315	2,491
	Maryland GO	5.000%	3/15/28	1,610	1,732
	Maryland GO	5.000%	6/1/28	1,410	1,523
	Maryland GO	4.000%	8/1/28	50	52
	Maryland GO	5.000%	8/1/28	5,340	5,787
	Maryland GO	5.000%	8/1/28	9,470	10,262
	Maryland GO	5.000%	8/1/28	5,905	6,399
	Maryland GO	5.000%	8/1/28	4,585	4,968
	Maryland GO	5.000%	3/1/29	115	126
	Maryland GO	5.000%	3/15/29	450	484
	Maryland GO	5.000%	3/15/29	300	315
	Maryland GO	5.000%	3/15/29	2,565	2,812
	Maryland GO	5.000%	3/15/29	120	132
	Maryland GO	5.000%	6/1/29	13,620	14,989
	Maryland GO	4.000%	8/1/29	4,000	4,217
	Maryland GO	5.000%	8/1/29	2,140	2,362
	Maryland GO	5.000%	8/1/29	13,235	14,611
	Maryland GO	5.000%	8/1/29	325	352
	Maryland GO	5.000%	8/1/29	28,065	30,982
	Maryland GO	3.000%	3/1/30	275	269
	Maryland GO	4.000%	3/15/30	675	688
	Maryland GO	5.000%	3/15/30	255	278
	Maryland GO	5.000%	3/15/30	360	402
	Maryland GO	5.000%	3/15/30	75	84

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	4.000%	6/1/30	20,020	20,021
Maryland GO	5.000%	6/1/30	665	744
Maryland GO	5.000%	6/1/30	20,000	22,389
Maryland GO	3.250%	8/1/30	105	105
Maryland GO	5.000%	8/1/30	955	1,049
Maryland GO	5.000%	8/1/30	3,925	4,406
Maryland GO	5.000%	8/1/30	2,985	3,351
Maryland GO	5.000%	8/1/30	900	971
Maryland GO	5.000%	3/1/31	3,970	4,493
Maryland GO	5.000%	3/15/31	2,470	2,696
Maryland GO	5.000%	3/15/31	1,100	1,221
Maryland GO	5.000%	3/15/31	370	419
Maryland GO	3.000%	6/1/31	45	44
Maryland GO	5.000%	6/1/31	16,485	18,730
Maryland GO	3.000%	8/1/31	15	15
Maryland GO	5.000%	8/1/31	2,485	2,729
Maryland GO	5.000%	8/1/31	795	887
Maryland GO	5.000%	3/1/32	720	813
Maryland GO	3.250%	3/15/32	20	20
Maryland GO	5.000%	3/15/32	20	22
Maryland GO	5.000%	3/15/32	7,000	8,047
Maryland GO	5.000%	3/15/32	180	196
Maryland GO	5.000%	6/1/32	470	542
Maryland GO	5.000%	6/1/32	6,305	7,270
Maryland GO	2.000%	8/1/32	25	21
Maryland GO	4.000%	8/1/32	7,000	7,190
Maryland GO	5.000%	8/1/32	760	848
Maryland GO	5.000%	3/1/33	125	141
Maryland GO	3.125%	3/15/33	1,055	1,030
Maryland GO	4.000%	3/15/33	50	52
Maryland GO	5.000%	3/15/33	305	338
Maryland GO	5.000%	6/1/33	535	615
Maryland GO	4.000%	8/1/33	255	262
Maryland GO	5.000%	8/1/33	480	535
Maryland GO	5.000%	3/1/34	25	28
Maryland GO	5.000%	3/15/34	25	29
Maryland GO	5.000%	6/1/34	24,310	27,914
Maryland GO	5.000%	6/1/34	4,450	5,264
Maryland GO	5.000%	8/1/34	1,000	1,109
Maryland GO	5.000%	3/1/35	770	866
Maryland GO	5.000%	3/15/35	120	139
Maryland GO	5.000%	6/1/35	8,000	9,416
Maryland GO	5.000%	3/1/36	3,740	4,185
Maryland GO	5.000%	6/1/36	675	768
Maryland GO	5.000%	6/1/36	3,350	3,925
Maryland GO	5.000%	6/1/37	60	68
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,003
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	5,116
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	361
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	244
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,766
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,500	3,831
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,910
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,426
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/42	1,070	1,113
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/50	9,500	10,709
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program) , Prere.	5.000%	5/1/26	3,000	3,106
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	745	799
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,170	5,655
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	16
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,530	11,202
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/39	5,500	6,310
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	2,150	2,450
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	4,000	4,537
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,646
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	2,500	2,809
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,759

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,629
	Montgomery County MD GO	5.000%	11/1/24	175	176
	Montgomery County MD GO	5.000%	10/1/25	4,825	4,943
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,536
	Montgomery County MD GO	5.000%	11/1/26	170	171
	Montgomery County MD GO	5.000%	10/1/27	1,955	2,086
	Montgomery County MD GO	3.000%	11/1/38	10,000	9,070
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	759
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	116
	Montgomery County MD GO, Prere.	5.000%	11/1/24	75	75
	Montgomery County MD GO, Prere.	5.000%	11/1/24	1,110	1,116
	Prince George's County MD GO	5.000%	7/15/27	420	446
	Prince George's County MD GO	5.000%	7/15/28	160	173
	Prince George's County MD GO	3.000%	9/15/28	50	50
	Prince George's County MD GO	3.000%	9/15/29	25	24
	Prince George's County MD GO	4.000%	7/15/30	3,000	3,087
	Prince George's County MD GO	5.000%	7/15/31	180	193
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,528
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,849
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,843
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,864
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	205	194
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	100
					711,127
Massachusetts (4.5%)
	Andover MA GO	2.000%	9/15/38	1,095	843
	Attleboro MA GO	2.625%	10/15/50	3,330	2,325
	Braintree MA GO	2.125%	10/15/37	2,205	1,777
	Braintree MA GO	2.125%	10/15/38	2,250	1,761
	Braintree MA GO	2.125%	10/15/39	2,300	1,757
	Braintree MA GO	2.125%	10/15/40	2,350	1,753
	Brockton MA GO	4.000%	8/1/47	4,195	4,141
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,072
	Commonwealth of Massachusetts GO	5.000%	8/1/24	20,000	20,000
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/24	425	426
	Commonwealth of Massachusetts GO	5.000%	10/1/24	125	125
	Commonwealth of Massachusetts GO	5.000%	11/1/24	335	337
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,076
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,064
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/24	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,103
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	14,033
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,908
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,160	4,239
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,315	3,385
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,601
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,728
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,850	1,898
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	272
[7]	Commonwealth of Massachusetts GO	5.000%	11/1/25	230	236
	Commonwealth of Massachusetts GO	5.000%	11/1/25	810	831
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	422
	Commonwealth of Massachusetts GO	5.000%	3/1/26	1,260	1,302
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,695	1,758
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	8,039
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,315	4,490
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,890	3,007
	Commonwealth of Massachusetts GO	5.000%	7/1/26	165	172
	Commonwealth of Massachusetts GO	5.000%	7/1/26	280	291
	Commonwealth of Massachusetts GO	5.000%	9/1/26	4,500	4,700
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,420	1,486
	Commonwealth of Massachusetts GO	5.000%	11/1/26	60	63
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,365	1,431
[7]	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,000	1,048
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,825	9,265
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,455
	Commonwealth of Massachusetts GO	5.000%	1/1/27	4,480	4,706
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	603
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,045	2,170

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/27	450	467
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,045	2,170
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,651
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,535	1,629
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,285	1,368
	Commonwealth of Massachusetts GO	5.000%	10/1/27	115	123
	Commonwealth of Massachusetts GO	5.000%	11/1/27	225	240
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,874
	Commonwealth of Massachusetts GO	5.000%	1/1/28	1,675	1,795
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	475
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,500	1,618
	Commonwealth of Massachusetts GO	3.000%	7/1/28	85	84
	Commonwealth of Massachusetts GO	3.250%	7/1/28	5	5
	Commonwealth of Massachusetts GO	5.000%	7/1/28	4,225	4,381
	Commonwealth of Massachusetts GO	5.000%	7/1/28	6,850	7,411
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,175	2,353
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,015
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,984
	Commonwealth of Massachusetts GO	5.000%	9/1/28	1,485	1,612
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,177
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	6,004
	Commonwealth of Massachusetts GO	5.000%	3/1/29	1,200	1,313
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	428
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,500	1,647
	Commonwealth of Massachusetts GO	5.000%	7/1/29	225	228
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	4,931
	Commonwealth of Massachusetts GO	5.000%	7/1/29	2,925	3,221
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,230	1,355
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	127
	Commonwealth of Massachusetts GO	5.000%	9/1/29	310	342
	Commonwealth of Massachusetts GO	5.000%	1/1/30	20	21
	Commonwealth of Massachusetts GO	5.000%	1/1/30	365	396
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,508
	Commonwealth of Massachusetts GO	5.000%	5/1/30	2,415	2,697
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,618
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,900	4,367
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,680	1,881
[7]	Commonwealth of Massachusetts GO	5.500%	8/1/30	11,260	12,736
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	45
	Commonwealth of Massachusetts GO	5.000%	9/1/30	170	187
	Commonwealth of Massachusetts GO	5.000%	10/1/30	10,050	11,299
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	141
	Commonwealth of Massachusetts GO	5.000%	1/1/31	225	244
	Commonwealth of Massachusetts GO	5.000%	1/1/31	85	90
	Commonwealth of Massachusetts GO	5.000%	2/1/31	1,570	1,773
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,284
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,566
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,230
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,215	1,352
	Commonwealth of Massachusetts GO	5.000%	9/1/31	1,220	1,390
	Commonwealth of Massachusetts GO	5.000%	10/1/31	2,450	2,794
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	61
	Commonwealth of Massachusetts GO	5.000%	1/1/32	115	125
	Commonwealth of Massachusetts GO	5.000%	2/1/32	1,285	1,473
	Commonwealth of Massachusetts GO	5.000%	3/1/32	9,465	10,854
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,450
	Commonwealth of Massachusetts GO	5.000%	7/1/32	350	389
	Commonwealth of Massachusetts GO	5.000%	7/1/32	15	15
	Commonwealth of Massachusetts GO	4.000%	9/1/32	90	91
	Commonwealth of Massachusetts GO	5.000%	10/1/32	540	625
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,135	6,267
	Commonwealth of Massachusetts GO	5.000%	11/1/32	1,505	1,743
	Commonwealth of Massachusetts GO	5.000%	1/1/33	120	127
	Commonwealth of Massachusetts GO	5.250%	1/1/33	35	38
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,020	11,433
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,265	1,319
	Commonwealth of Massachusetts GO	5.000%	3/1/33	3,600	4,181
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,142
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,000	2,328
	Commonwealth of Massachusetts GO	5.000%	5/1/33	65	76

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	7/1/33	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,880	6,982
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	7,093
Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,683
Commonwealth of Massachusetts GO	5.000%	10/1/33	2,460	2,833
Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,773
Commonwealth of Massachusetts GO	3.000%	11/1/33	1,200	1,140
Commonwealth of Massachusetts GO	5.000%	11/1/33	45	50
Commonwealth of Massachusetts GO	5.000%	11/1/33	2,990	3,504
Commonwealth of Massachusetts GO	5.000%	1/1/34	1,375	1,611
Commonwealth of Massachusetts GO	5.250%	1/1/34	50	55
Commonwealth of Massachusetts GO	4.000%	2/1/34	305	324
Commonwealth of Massachusetts GO	5.000%	2/1/34	150	156
Commonwealth of Massachusetts GO	2.000%	3/1/34	200	168
Commonwealth of Massachusetts GO	5.000%	5/1/34	3,250	3,773
Commonwealth of Massachusetts GO	4.500%	7/1/34	390	393
Commonwealth of Massachusetts GO	3.000%	9/1/34	120	113
Commonwealth of Massachusetts GO	5.000%	1/1/35	225	238
Commonwealth of Massachusetts GO	5.000%	1/1/35	10	11
Commonwealth of Massachusetts GO	5.000%	1/1/35	8,500	9,949
Commonwealth of Massachusetts GO	5.000%	2/1/35	4,745	4,947
Commonwealth of Massachusetts GO	3.000%	3/1/35	115	108
Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,844
Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,159
Commonwealth of Massachusetts GO	3.000%	7/1/35	160	150
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,045	5,115
Commonwealth of Massachusetts GO	3.000%	9/1/35	100	94
Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,209
Commonwealth of Massachusetts GO	5.000%	10/1/35	10,000	11,642
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,330	6,880
Commonwealth of Massachusetts GO	4.000%	11/1/35	145	150
Commonwealth of Massachusetts GO	5.000%	12/1/35	145	151
Commonwealth of Massachusetts GO	5.000%	1/1/36	2,960	3,194
Commonwealth of Massachusetts GO	5.000%	1/1/36	100	106
Commonwealth of Massachusetts GO	4.000%	2/1/36	60	63
Commonwealth of Massachusetts GO	5.000%	2/1/36	5,315	5,535
Commonwealth of Massachusetts GO	3.000%	3/1/36	325	303
Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,131
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,723
Commonwealth of Massachusetts GO	5.000%	7/1/36	3,050	3,091
Commonwealth of Massachusetts GO	5.000%	7/1/36	55	61
Commonwealth of Massachusetts GO	4.000%	9/1/36	380	381
Commonwealth of Massachusetts GO	4.000%	9/1/36	635	630
Commonwealth of Massachusetts GO	5.000%	10/1/36	1,500	1,733
Commonwealth of Massachusetts GO	4.000%	11/1/36	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/37	85	90
Commonwealth of Massachusetts GO	5.000%	5/1/37	3,000	3,489
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	448
Commonwealth of Massachusetts GO	4.000%	9/1/37	185	185
Commonwealth of Massachusetts GO	5.000%	9/1/37	1,015	1,082
Commonwealth of Massachusetts GO	4.000%	11/1/37	3,680	3,777
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,065
Commonwealth of Massachusetts GO	4.000%	4/1/38	50	50
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,143
Commonwealth of Massachusetts GO	3.250%	9/1/38	1,495	1,415
Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	8,204
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	9,963
Commonwealth of Massachusetts GO	5.000%	12/1/38	1,820	1,884
Commonwealth of Massachusetts GO	5.000%	1/1/39	10	11
Commonwealth of Massachusetts GO	3.250%	2/1/39	1,250	1,190
Commonwealth of Massachusetts GO	5.000%	5/1/39	4,420	4,744
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,568
Commonwealth of Massachusetts GO	5.000%	8/1/39	5,200	5,927
Commonwealth of Massachusetts GO	3.000%	9/1/39	150	134
Commonwealth of Massachusetts GO	4.000%	9/1/39	7,315	7,250
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	23
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,875
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	999
Commonwealth of Massachusetts GO	3.500%	2/1/40	300	291
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,154

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,518
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,817
Commonwealth of Massachusetts GO	5.000%	7/1/40	145	157
Commonwealth of Massachusetts GO	3.250%	9/1/40	860	786
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	440
Commonwealth of Massachusetts GO	4.000%	11/1/40	15	15
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,697
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	870
Commonwealth of Massachusetts GO	4.000%	2/1/41	125	125
Commonwealth of Massachusetts GO	3.000%	4/1/41	1,310	1,130
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,347
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,291
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,868
Commonwealth of Massachusetts GO	5.000%	10/1/41	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,247
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,033
Commonwealth of Massachusetts GO	5.000%	11/1/41	10,000	11,342
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,637
Commonwealth of Massachusetts GO	4.000%	4/1/42	410	406
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,642
Commonwealth of Massachusetts GO	5.000%	5/1/42	2,800	3,126
Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,657
Commonwealth of Massachusetts GO	5.000%	11/1/42	9,950	11,219
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,720	1,317
Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,602
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,592
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,501
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,305	3,673
Commonwealth of Massachusetts GO	5.250%	9/1/43	1,045	1,114
Commonwealth of Massachusetts GO	5.000%	11/1/43	17,000	19,075
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,123
Commonwealth of Massachusetts GO	4.000%	2/1/44	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,904
Commonwealth of Massachusetts GO	3.000%	4/1/44	10,470	8,657
Commonwealth of Massachusetts GO	5.000%	11/1/44	1,445	1,499
Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,983
Commonwealth of Massachusetts GO	4.000%	5/1/45	10,335	10,217
Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,446
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,542
Commonwealth of Massachusetts GO	5.000%	7/1/45	11,240	12,015
Commonwealth of Massachusetts GO	5.000%	11/1/45	855	886
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,476
Commonwealth of Massachusetts GO	4.000%	12/1/45	290	287
Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,384
Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,740
Commonwealth of Massachusetts GO	4.000%	4/1/46	2,265	2,229
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,373
Commonwealth of Massachusetts GO	2.375%	9/1/46	185	130
Commonwealth of Massachusetts GO	3.000%	9/1/46	6,020	4,903
Commonwealth of Massachusetts GO	4.000%	12/1/46	30	30
Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	9,634
Commonwealth of Massachusetts GO	3.000%	4/1/47	2,445	1,981
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,095
Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	13,810
Commonwealth of Massachusetts GO	5.250%	4/1/47	6,350	6,595
Commonwealth of Massachusetts GO	5.250%	10/1/47	40	44
Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,757
Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	9,302
Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	8,012
Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,362
Commonwealth of Massachusetts GO	3.000%	7/1/48	50	40
Commonwealth of Massachusetts GO	5.000%	7/1/48	4,595	4,879
Commonwealth of Massachusetts GO	5.000%	9/1/48	10,000	10,725
Commonwealth of Massachusetts GO	5.000%	11/1/48	30	33
Commonwealth of Massachusetts GO	5.000%	1/1/49	25,630	28,002
Commonwealth of Massachusetts GO	3.000%	3/1/49	200	159
Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,174
Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,312
Commonwealth of Massachusetts GO	5.000%	11/1/49	205	222
Commonwealth of Massachusetts GO	2.750%	3/1/50	11,570	8,489

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,600	13,204
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,372
	Commonwealth of Massachusetts GO	2.125%	4/1/51	8,000	4,975
	Commonwealth of Massachusetts GO	5.000%	10/1/51	6,000	6,511
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,624
	Commonwealth of Massachusetts GO	5.000%	10/1/52	10,000	10,836
	Commonwealth of Massachusetts GO	5.000%	11/1/52	1,205	1,297
	Commonwealth of Massachusetts GO	5.000%	5/1/53	27,200	29,344
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,215	16,440
	Commonwealth of Massachusetts GO	5.000%	5/1/54	22,925	24,824
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	145	146
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	210	222
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	115	126
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	365	409
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	19,005	21,642
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	275
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	325	338
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,795	1,838
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	4,780	5,238
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	9,767
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	7,010	7,209
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,939
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,776
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,041
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,047
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,476
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,368
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,243
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	10,000	10,680
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	9,865	10,717
	Easton MA GO	2.500%	10/15/46	3,000	2,158
	Gloucester MA GO	2.250%	9/15/46	300	204
	Hingham MA GO	2.375%	2/15/50	2,500	1,670
	Lowell MA GO	3.000%	9/1/34	1,000	960
	Lowell MA GO	2.250%	9/1/49	1,670	1,075
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/31	10	12
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	9,525	10,254
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	790
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,160	13,684
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	380	403
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,282
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	310	338
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,534
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	150
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	192
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	70	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	515	394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,000	5,760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	45	53
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,500	9,922
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	17
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	165	172
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	135	140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	25	26
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,245	8,344
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	50	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	3,005
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	8,440	8,454
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	4,000	4,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	10,320	11,485
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	8,000	8,868
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,250	8,008
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	180	201
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,300	12,760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	11,714
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	40,000	44,587
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,563

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	15,715	17,339
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	1,245	1,245
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/26	55	57
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	80	72
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	35	36
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,030	1,056
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	185	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,611
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	425	454
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	140	152
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	514
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,170	1,191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	794
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	145	164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/31	1,900	1,975
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	996
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	990	1,153
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/33	23,460	27,324
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	15,000	17,715
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,075
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,900	8,702
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	11,125	11,193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	20	23
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	180	170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	20	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	10	11
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,075	1,078
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,892
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,925	6,946
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	6,225	6,244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	845	928
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	30	26
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	2,105	2,103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	10,046
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,010
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,760	2,353
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	13,699
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,794
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	290	299
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,185	1,190
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	78
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,306
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	227
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,300	1,328
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	185	188
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,195	1,174
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,880	1,912
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	355	369
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	125	130
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,798
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,159
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,280	14,506
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	15	15
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,477
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,440	1,414
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	135	145
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,060	3,133
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,450
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	70	74
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,480
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,675	21,366
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	3,920	4,039

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,804
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	175
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	355	386
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	105	114
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	195	211
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	1,385	1,495
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	140	151
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	1,020	1,099
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	1,900	1,900
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	270	276
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	110
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,311
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	241
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/28	1,790	1,858
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,905	1,970
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,178
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	284
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,117
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	93
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	975	1,031
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	12
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,235
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	4,000	4,715
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	49
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,998
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	5,000	5,851
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	2,500	2,910
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	3,725	3,726
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	120	126
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	395	411
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	12,985	13,524
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	180	187
	Milford MA GO	2.000%	12/1/38	3,000	2,282
	Milford MA GO	2.000%	12/1/39	3,000	2,230
	Sutton MA GO	2.700%	6/1/30	1,625	1,534
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,005
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,440	5,586
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	93
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,778
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,906
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,190	2,300
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	9,002
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,803
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	130	131
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	30	30
	Worcester MA GO	2.000%	2/1/47	7,960	5,164
					1,617,371
Michigan (1.3%)
[4,11]	Detroit City School District GO	6.000%	5/1/29	6,075	6,493
[4,11]	Detroit City School District GO	5.250%	5/1/30	14,980	16,707
[4,11]	Detroit City School District GO	5.250%	5/1/32	1,000	1,128
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	773
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	1,000	1,076
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/31	4,790	5,414
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/33	10,000	11,615
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	5,000	5,746
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,500	2,859
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,323
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/53	1,020	1,130
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,069
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	10,000	10,290
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,920	4,075
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	77
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,008

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	659
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,349
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,505	2,576
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	20	20
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,000	1,152
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	20,069
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/48	2,000	2,234
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	2,160	2,394
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	869
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,349
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,180
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,429
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/54	7,000	7,624
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/54	3,000	3,329
	Lansing Community College GO	5.000%	5/1/44	3,000	3,129
	Lansing Community College GO	3.000%	5/1/49	1,720	1,342
[4]	Lansing MI GO	4.125%	6/1/48	3,000	2,924
[4]	Lansing MI GO	5.000%	6/1/48	3,000	3,202
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	45	46
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	495	510
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	13,040	13,723
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,815
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,380
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	8,890	9,227
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	8,005	7,617
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	2,995	2,893
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,753
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	2,910	2,914
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	759
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	709
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	875	886
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,585	2,693
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	1,085	1,132
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,519
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,008
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	285	302
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	9,414
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	400	415
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	105	109
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	703
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	40	41
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	4,700	4,886
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	90	92
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	1,015	1,035
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,625	4,715
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	160	163
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	6,180	6,294
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	5,645	5,749
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	8,000	8,147
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	354
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	9,725	9,474
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/52	5,410	5,188
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	9,470	9,307
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,563
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	3,000	3,307
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,841
	Michigan State University College & University Revenue	5.000%	2/15/48	675	706
	Michigan State University College & University Revenue	5.000%	8/15/49	4,000	4,376
	Michigan State University College & University Revenue	5.250%	8/15/54	6,000	6,638
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	2,865	3,060
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,735	4,060
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,430	1,583
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	750	841
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	65	74
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,090	1,222
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,260	1,414

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	70	79
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	2,005	2,247
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,680	3,021
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,555
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	1,600	1,649
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	90	93
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,850	5,960
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	220	223
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	25	25
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	15,255	15,073
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	1,160	1,254
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	5,040	4,980
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/31	3,000	3,411
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/32	3,000	3,448
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/34	1,900	2,202
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/35	3,000	3,467
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/36	1,500	1,728
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	2,760	3,171
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	1,010	1,154
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	2,540	2,892
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	5,045
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,841
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,020	2,326
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	16,060	17,726
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	11,353
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,952
	Novi Community School District GO	4.000%	5/1/47	1,200	1,174
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,953
	University of Michigan College & University Revenue	5.000%	4/1/25	80	81
	University of Michigan College & University Revenue	5.000%	4/1/26	100	104
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,820	7,062
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	445	461
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,219
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,739
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,554
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,043
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,407
					478,052
Minnesota (0.4%)
	Metropolitan Council GAN GO	5.000%	12/1/24	375	377
	Metropolitan Council GAN GO	5.000%	12/1/25	15,750	16,192
	Metropolitan Council GAN GO	5.000%	12/1/26	4,355	4,566
	Metropolitan Council GAN GO	5.000%	12/1/27	10,610	11,349
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,761
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	900	925
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	495	518
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	265	276
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	290	303
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	730	762
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	260	276
[8]	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	7,500	8,066
	Minnesota (State Office Building Project) COP	5.000%	11/1/29	17,400	19,200
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	1,250	1,423
	Minnesota (State Office Building Project) COP	5.000%	11/1/43	9,995	11,112
	Minnesota Appropriations Revenue	5.000%	3/1/29	355	387
	Minnesota Appropriations Revenue	5.000%	3/1/30	150	166
	Minnesota GO	5.000%	8/1/24	400	400
	Minnesota GO	5.000%	8/1/24	5,250	5,250
	Minnesota GO	5.000%	9/1/24	2,965	2,970
	Minnesota GO	5.000%	10/1/24	1,000	1,004
	Minnesota GO	5.000%	8/1/25	3,070	3,133
	Minnesota GO	5.000%	8/1/25	3,475	3,547
	Minnesota GO	5.000%	8/1/25	415	424
	Minnesota GO	5.000%	10/1/25	2,465	2,524
	Minnesota GO	5.000%	8/1/26	3,425	3,568

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/26	3,000	3,125
	Minnesota GO	5.000%	8/1/26	3,760	3,917
	Minnesota GO	5.000%	8/1/27	140	146
	Minnesota GO	5.000%	9/1/27	1,825	1,944
	Minnesota GO	5.000%	10/1/28	430	460
	Minnesota GO	3.000%	10/1/29	1,000	983
	Minnesota GO	5.000%	8/1/32	9,940	11,467
	Minnesota GO	5.000%	9/1/32	2,560	2,903
	Minnesota GO	4.000%	9/1/39	1,000	1,035
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	58
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	5,145	5,521
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,656
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	791
	Scott County MN GO	3.000%	12/1/36	1,645	1,548
	University of Minnesota College & University Revenue	5.000%	4/1/41	70	71
					147,120
Mississippi (0.1%)
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,181
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	7,038
	Mississippi GO	5.000%	10/1/24	670	672
	Mississippi GO	5.000%	10/1/25	1,010	1,034
	Mississippi GO	5.000%	10/1/26	3,550	3,624
	Mississippi GO	5.000%	10/1/27	1,955	2,082
	Mississippi GO	5.000%	10/1/28	1,660	1,761
	Mississippi GO	5.000%	10/1/29	240	254
	Mississippi GO	5.000%	10/1/30	1,235	1,304
	Mississippi GO	4.000%	10/1/35	2,265	2,296
	Mississippi GO	4.000%	10/1/36	3,130	3,166
	Mississippi GO	4.000%	10/1/38	50	51
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,534
	Mississippi GO, Prere.	5.000%	10/1/27	360	384
	Mississippi GO, Prere.	5.000%	10/1/27	490	522
	Mississippi GO, Prere.	5.000%	10/1/27	2,355	2,511
	Mississippi GO, Prere.	5.000%	10/1/27	5,995	6,393
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	210	225
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	420	451
					43,483
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/58	400	396
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,205	8,253
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,313
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,538
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	2,024
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	501
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/32	1,000	1,129
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,055	1,190
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	140	147
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	455
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	622
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	618
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	90	91
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,634
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,237
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,510	1,557
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Projects)	5.000%	5/1/26	2,885	2,992
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	135	143
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	370	398
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	25	27
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	370	418
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	2,505	2,872
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,692
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	1,595	1,654
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	1,002
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	210	213
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	35	35
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	310	323
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,838

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,965
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	480
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,922
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	155
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	9,991
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	9,898
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,000	10,784
	Springfield School District No. R-12 GO	3.000%	3/1/39	85	74
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,697
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,984
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,531
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	866
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,395
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,117
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	740	806
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,815	2,018
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	452
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	345	396
[4]	St. Louis MO Port, Airport & Marina Revenue	5.250%	7/1/49	3,000	3,322
[4]	St. Louis MO Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,521
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	355	399
					135,120
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,315
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,211
[4]	Fremont School District GO	5.000%	12/15/32	275	312
[4]	Fremont School District GO	4.000%	12/15/33	420	437
[4]	Fremont School District GO	4.000%	12/15/34	550	572
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,875
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	315	342
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	55	60
[8]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	7,500	8,599
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	175
[8]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	5,000	5,709
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,410
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,025
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	550	473
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,545
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	130
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	105	104
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,639
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,050	1,061
[8]	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/49	3,000	3,403
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	5,000	5,501
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	13,042
[8]	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/54	5,000	5,632
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,920
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,437
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,709
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,096
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,754
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,027
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,036
	Sarpy County NE GO	1.500%	6/1/31	2,435	2,006
	Sarpy County NE GO	1.625%	6/1/32	2,515	2,036
	Sarpy County NE GO	1.625%	6/1/32	2,485	2,013
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,798
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,335
					140,739
Nevada (0.5%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,250
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,085
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	9,150	10,009
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	340	368
[4]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	4,257
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,311
	Clark County NV GO	5.000%	11/1/26	380	397
	Clark County NV GO	5.000%	11/1/27	530	553
	Clark County NV GO	5.000%	11/1/28	80	83

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	6/1/31	565	574
	Clark County NV GO	4.000%	11/1/31	860	870
	Clark County NV GO	5.000%	11/1/31	6,545	7,112
	Clark County NV GO	4.000%	11/1/32	1,000	1,011
	Clark County NV GO	5.000%	6/1/43	12,105	12,646
	Clark County NV GO	4.000%	7/1/44	5,050	4,993
	Clark County NV GO	4.000%	7/1/47	9,645	9,343
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	480	519
	Clark County School District GO	5.000%	6/15/25	5,795	5,895
	Clark County School District GO	5.000%	6/15/25	1,015	1,033
	Clark County School District GO	5.000%	6/15/26	100	102
	Clark County School District GO	5.000%	6/15/26	2,815	2,922
	Clark County School District GO	5.000%	6/15/27	2,710	2,777
	Clark County School District GO	5.000%	6/15/28	4,540	4,646
[4]	Clark County School District GO	5.000%	6/15/33	1,625	1,784
[3]	Clark County School District GO	3.000%	6/15/38	5,000	4,392
[4]	Clark County School District GO	3.000%	6/15/39	3,000	2,599
[4]	Clark County School District GO	3.000%	6/15/39	800	690
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,653
	Henderson NV GO	4.000%	6/1/50	3,175	3,097
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,560	14,139
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	4,885	4,619
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,361
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,046
	Las Vegas Valley Water District GO	5.000%	6/1/33	695	699
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	256
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,351
	Las Vegas Valley Water District GO	5.000%	6/1/39	1,145	1,149
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,810
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	580
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,620	21,033
	Nevada GO	5.000%	11/1/24	530	533
	Nevada GO	5.000%	4/1/26	325	329
	Nevada GO	5.000%	11/1/26	1,215	1,233
	Nevada GO	5.000%	4/1/27	330	334
	Nevada GO	2.000%	5/1/41	2,030	1,415
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	750	755
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	2,485	2,554
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,830	2,933
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	745	772
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	1,200	1,268
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,295	1,368
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	102
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,066
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	385	399
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	955	1,007
					183,082
New Jersey (4.5%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,205
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	695
	Essex County NJ GO	2.125%	9/1/45	1,000	670
[4]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	3,215	3,393
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/24	60	59
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	40	38
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,296
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	770	664
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/49	4,000	4,308
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	614
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,095	1,086
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,392
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/24	1,140	1,143
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	620	651
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,350	5,834
	Montvale School District GO	2.000%	8/15/24	1,010	1,009
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	682
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	9,520	9,538

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,549
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	115
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,735	6,788
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	3,700	3,884
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,912
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,694
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,332
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,825	7,331
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	1,984
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,544
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	400	386
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,939
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,262
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,690
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,738
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	6,050
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,656
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	1,034
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,615
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	2,987
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,887
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	187
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,573
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	5,300	5,396
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	535
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	12,620	12,849
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,670	1,700
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,595	2,648
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,925	5,025
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,130	1,181
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	350	368
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,570	5,916
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,740	1,848
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,374
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	1,825	1,991
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	2,350	2,431
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	2,195	2,278
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,130	11,148
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,833
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	13,190	13,330
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,110	5,262
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,000	2,071
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	18,335	19,558
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,136
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,250	1,446
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,145
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	7,445	7,478
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	1,220	1,234
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,100	2,149
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,617
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,271
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	118
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,252
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	9,312
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,558
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	30	30
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	85	92
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	108

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	628
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,374
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	13,056
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,296
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	134
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,456
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,595
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	621
[3]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,896
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	706
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,549
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	485	515
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,451
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/35	1,760	2,074
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/38	5,000	5,831
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	707
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	5,000	5,723
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	6,965	7,906
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/44	7,655	8,665
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,064
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	779
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	5,000	4,990
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	25,095	28,174
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	740	765
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	836
	New Jersey GO	5.000%	6/1/25	6,630	6,740
	New Jersey GO	2.000%	6/1/26	2,000	1,939
	New Jersey GO	5.000%	6/1/26	18,025	18,701
	New Jersey GO	2.000%	6/1/27	5,000	4,726
	New Jersey GO	5.000%	6/1/27	17,205	18,201
	New Jersey GO	5.000%	6/1/28	17,440	18,773
	New Jersey GO	5.000%	6/1/29	8,645	9,473
	New Jersey GO	5.000%	6/1/29	4,800	5,062
	New Jersey GO	4.000%	6/1/30	5,465	5,771
	New Jersey GO	4.000%	6/1/31	19,285	20,461
	New Jersey GO	3.000%	6/1/32	12,395	11,948
	New Jersey GO	4.000%	6/1/32	1,660	1,768
	New Jersey GO, Prere.	3.250%	6/1/25	50	50
	New Jersey GO, Prere.	4.000%	6/1/25	75	76
	New Jersey GO, Prere.	4.000%	6/1/25	40	40
	New Jersey GO, Prere.	4.000%	6/1/25	725	731
	New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,660
	New Jersey GO, Prere.	5.000%	6/1/25	10	10
	New Jersey GO, Prere.	5.000%	6/1/25	200	203
	New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,586
	New Jersey GO, Prere.	5.000%	6/1/25	220	224
	New Jersey GO, Prere.	5.000%	6/1/25	100	102
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,105
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,150	10,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	3,125	3,146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,530	1,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,805	2,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,120	2,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	2,145	2,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,510	2,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,000	2,071
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,770	2,554
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,675	2,466
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,210	10,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,000	4,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,115	2,230
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,695	2,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,446

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,715	2,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,640	17,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,185	1,270
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	5,000	5,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,035	1,109
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,975	18,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,335	2,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,305	2,834
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,160	1,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,430	2,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,665	1,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,228
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	11,690	9,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,085	17,414
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	2,570	2,765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,000	10,282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	310	342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,399
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,415	1,124
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	4,060	3,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	1,410	1,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,485	1,500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	26,300	27,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	2,910	3,240
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	21,061
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,930	3,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	1,700	1,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,945	6,975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	190	211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	725	816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,950	10,003
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	4,785	3,531
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,590	8,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,255	1,409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,130	1,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	4,410	4,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	1,500	1,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,663
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	18,190	19,372
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	11,325	11,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	6,600	7,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,640
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	7,645	8,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	2,440	2,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,557
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	474
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,670	2,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,342
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,505	2,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	130	132

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,051
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,075	2,310
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,577
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,136
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,008
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,542
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,194
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,336
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,775	3,747
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,054
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	462
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	3,190	3,429
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,574
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	279
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	135	151
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,629
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,136
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,660	1,850
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	11
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,682
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,000	2,028
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	460	490
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	7,225
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,015	5,713
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	3,000	3,039
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,130
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	15	17
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,676
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,700
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,038
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	2,000	2,261
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,140
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,991
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,126
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,520	1,713
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,705
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,325	2,343
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	65	65
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,112
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,685
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	765
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,500	1,678
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/39	2,500	2,824
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	813
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,103
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	7,238
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,970
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	1,885	1,905
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	2,000	2,240
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,250	3,550
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,000	3,304
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,150	1,260
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	11,030	11,587
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	3,170	3,514
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,180	3,164
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,542
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,000	6,495
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,635	1,646
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,927
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,182
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	50
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	18,125	19,629
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/46	5,000	5,485
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/48	10,000	10,696
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	5,190	5,204
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,566
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,325	10,216
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,500	2,761
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	585	624
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	3,975	4,237

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,355
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,021
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,169
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,285
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,091
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	6,222
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,306
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	333
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,056
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,509
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,825	10,859
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,622
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	18,914
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,946
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,555	11,338
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,488
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,788
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	169
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,455	3,359
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	13,385	13,035
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	18,500	19,073
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,790	8,194
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,416
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	1,345	1,507
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,572
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,120
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,620
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,195	882
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,159
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	685
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	557
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	23,825	12,924
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	247
[1,7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	1,725	1,704
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	530	507
[1,7]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,605
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	971
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	105
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	15,236
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	1,440	1,452
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	10	10
[7]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,220	1,233
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	1,045	1,046
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,150	4,353
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	760	797
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,465	1,546
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	22,635	23,253
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,220	1,303
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	55	59
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,490	1,561
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	460	489
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	272
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	680	722
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	180	191
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	5,855
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	17
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	55	55
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,630	3,654
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,555	3,719
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	535	567
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,035	2,157
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,275	2,330
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,400	6,051
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	195	199
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,365	4,561
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,375	2,390

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	4,948
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,000	4,538
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,850
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,750	3,964
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,237
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	200	204
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,000	3,449
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,052
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	10,405	10,837
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,568
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	590	601
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,500	4,045
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	50	51
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,790	7,136
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,625	1,473
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,795	6,040
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	10,345	10,435
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	177
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,925	2,915
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	4,000	4,452
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	11,083
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,522
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	15,680	15,782
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	971
[8]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,500	8,255
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,655
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	5,030	5,200
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,010
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/49	10,000	11,109
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,898
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	4,015	4,411
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	7,950	7,928
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	3,010	3,322
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	456
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,163
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,827
[6]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,938
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	275	275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,000	6,301
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,551
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,507
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	1,500	1,501
					1,628,128
New Mexico (0.1%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	495	514
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	2,880	2,989
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	645	684
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,380	1,465
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	620	667
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	3,835	4,128
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	405	435
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	215	236
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	245	272
	New Mexico GO	5.000%	3/1/32	475	543
	New Mexico GO	5.000%	3/1/33	420	486
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,258
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	20	21
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,170
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	400	431
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	2,750	2,964
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	435	477
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,973
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	1,045	1,165
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	57
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	90	103
					52,038

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York (24.0%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	210	211
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	216
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,343
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,783
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,965	2,142
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	4,000	4,386
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	110	114
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	2,958
[3]	Genesee NY GO	3.000%	3/15/36	1,000	901
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	780	799
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	10	10
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	30	31
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,438
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,855	4,033
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,705
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,105	2,198
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,265	4,452
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	855	892
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,220	1,273
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	805	814
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	214
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,845	6,082
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	675	699
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,865	32,822
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,355	1,334
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,025	9,278
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,701
[4]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	14,515	14,114
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,412
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	103
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	18
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	50	53
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	360	311
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,767
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	353
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,130	6,983
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	225	240
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	950	985
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	130	138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,380	1,478
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	195	228
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	135	145
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,385	1,481
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	642
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,016
[4]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	65	65
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	13,815	13,828
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,214
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,470	1,523
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	6,610	6,616
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,070
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	4,495	4,605
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,715	2,795
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,145	5,638
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	500	544
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,479
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	18,175	18,135
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,384
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,515
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,239
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	377
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	495	519
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	540	565
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	470	491
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,321
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	160	167
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	450	469

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,030
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,774
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	125	131
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,224
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	170	178
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	460	479
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	391
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	15,903
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	880
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	573
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,314
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,633
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,108
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,097
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	605	603
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,823
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,695	10,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,675	1,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	55	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	170	171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	502
[7]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	265	266
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,765	1,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,925	1,970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	16,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	255	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,023
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,249
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,150	2,237
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,465	1,525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,955	3,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	869
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,385
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	4
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,915	2,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	85	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	675	712
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	255	265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	510	529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,370	1,422
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,931
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	527
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,787
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,230	1,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	12,615	13,447
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,440	3,674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	490	521
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	224
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,594
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,925
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,001
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,347
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	535	543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	265	273
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,265	7,703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,000	3,333
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	18,948
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	1,135	1,056
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	125	127
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,170	1,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	720	763
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,000	5,603
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,523
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,385

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,929
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,880	8,625
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,065	5,055
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	3,540	3,589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	19,875	20,138
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	735	745
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	520	536
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,599
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	6,206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	15,050	16,976
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	820	737
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	625	629
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,440	1,450
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,680	4,818
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,000	5,621
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,570	6,618
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	590	591
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	3,355	3,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,439
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,000	5,558
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	441
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,294
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	6,820	6,863
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	305	265
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	275	273
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	3,000	3,310
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	20,510	20,317
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	925	925
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	991
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	445	432
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,550	4,840
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	75	75
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	15,000	14,708
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	2,845	2,855
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	805	776
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,953
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,375	24,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	9,470	9,518
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,040	1,102
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	301
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,855
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	4,053
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	899
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,675
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,344
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,959
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	157
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,844
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	3,200	3,602
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,265
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	9,639
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	43
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,000	5,830
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,824
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,935
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	15,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,442
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,125	5,624
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,363
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	9,584
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,030	2,122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,581
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	12,125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,692

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,155
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	14,150	14,905
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,699
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,855
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,649
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	5,132
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	8,995	9,709
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,227
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,009
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	5,472
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	300	300
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	15,025	14,678
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,500	8,160
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,145
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	405	461
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	1,030	1,181
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	660	712
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	515	589
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	650	699
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	390	446
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,715	3,980
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	230	263
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,385	3,606
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	290	331
	Nassau County NY GO	5.000%	10/1/27	980	1,047
	Nassau County NY GO	4.000%	4/1/43	30	30
	Nassau County NY GO	4.125%	4/1/47	2,900	2,900
[4]	Nassau County NY GO	5.000%	7/1/49	8,000	8,329
	Nassau County NY GO	4.250%	4/1/52	3,000	3,007
	Nassau County NY GO	4.000%	4/1/53	5,000	4,941
	Nassau County NY GO	4.000%	4/1/54	4,000	3,943
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,730
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,572
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	610	591
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	2,000	1,898
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	3,000	2,719
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	1,925	1,455
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	25	21
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	30	24
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,875	4,188
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,145	2,347
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,877
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	457
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	993
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	701
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	6,187
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,251
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,454
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,555
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,691
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,401
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	102
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,513
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,674
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,060	4,226
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,305	3,328
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,250	2,266
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	175	186
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,625	6,794
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,130	10,388
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,635	2,678
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,500	1,538
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	515	547

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,590	1,631
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,725	4,801
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	310	326
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,585	3,749
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	476
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	410	429
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	220	238
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,805	1,834
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	13,810	14,032
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,020	3,269
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	3,340	3,695
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,210	1,274
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	400	442
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	150	159
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	80	81
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	65	69
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	85	87
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	4,040	4,469
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	530	592
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,125	1,150
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	800	894
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,500	2,710
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	275	307
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	515	542
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	705	788
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	170	190
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	340	345
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,660	1,684
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	2,190	2,485
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	690	783
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	185	188
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	470	494
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	65	73
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	7,000	7,128
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,635	6,782
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	525	573
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,510	2,653
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	5,455	6,216
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	975	1,100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	468
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	450	472
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	95	109
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	375	378
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,070	1,249
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	190	206
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	450	512
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	45	53
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	2,060	2,105
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,045	5,906
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	8,000	9,446
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	2,085	2,235
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,500	1,771
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	305	352
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,225	6,170
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,665	3,745
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,130	2,434
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	120	143
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,725	3,209
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	170	199
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	330	357
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	5,500	6,549
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,750	8,037
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	5,670	5,310
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	220	224
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,176
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,584
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,649
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	7,580	9,072
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	12,500	14,624

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	8,310	9,946
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,379
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	470	425
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	200	194
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	100	101
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	132
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,380
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	902
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,450
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	395	412
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	144
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,710
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,020	21,888
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	55	55
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,655	4,849
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,130
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	3,650	3,658
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,050	20,300
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,595	1,615
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	6,365	6,444
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,682
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,255	2,397
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	506
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,475	5,127
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	120	104
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	795	761
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,395	5,398
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,935	1,936
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,497
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,820	1,929
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,945	4,213
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	7,800	8,158
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,990	4,173
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,013
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,670	2,659
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	140	140
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,054
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,790
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,195	6,171
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,625	9,614
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,828
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,755	10,713
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	8,969
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,410	1,574
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	17,263
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,520	10,411
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,410	2,627
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	1,000	1,111
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	230	207
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	16,160	15,914
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	155
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	14,620	15,349
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,495	1,631
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	1,860	1,515
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	19,915
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	250	248
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,964
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,766
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	925	934
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	4,100	4,228
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,525	6,063
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,515
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,005	5,590
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	306
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,130	1,112
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	34

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	44
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	8,538
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,336
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,080	10,354
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	3,315	3,609
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	826
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	15,000	16,768
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,265	9,981
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,585	3,271
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,870
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	22,602
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,575	2,736
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,397
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	16
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	11,613
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,161
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,040	10,852
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,329
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,767
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,207
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,100	5,374
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,565	3,772
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	970	756
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	105	82
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	117
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,884
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	10,235
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	39
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	9,220	8,908
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	10,955	11,601
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	230	245
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	5,560	5,913
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,297
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,710	13,251
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,435	3,674
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	13,040	14,310
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,835	5,345
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	16,900	18,667
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,535
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	269
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,010	2,046
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	280	286
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	725	755
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	350	365
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,025	2,149
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	145	154
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,890	5,134
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	421
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,569
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,635	4,852
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	455	489
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	750	761
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,185	3,415
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	175	195
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,315	1,374
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	60	63
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	920	986
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,610	1,814
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	125	127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,950	4,126
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	70	79
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,020	3,232
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,660	1,682
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	3,320	3,551
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	270	304
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	160	183
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	545	574

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,252
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,535	5,921
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	1,050	1,063
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,665
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,340	30,283
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,895	2,941
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,355	2,452
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	6,600	7,035
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	475	493
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,360	3,578
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,105	5,193
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	44
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	15,530	15,676
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	605
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,650
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,943
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	30	32
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,177
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,330	1,428
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	85	91
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	30	31
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,175	1,183
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,165	2,321
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	115	123
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	415	425
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	190	204
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	400	403
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	730	702
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	345	369
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,080	2,226
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	850	909
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,383
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	1,055	1,127
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,737
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	194
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,458
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	165	169
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,015	1,022
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	65	70
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	5,390
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,309
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	345	347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,240	4,242
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,455	4,475
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	180	177
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,831
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,795	2,920
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	6,425	6,450
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	27,426
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	9,848
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,940
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,835	1,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	130	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,255	1,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,185	1,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,575	1,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,055	2,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,180	2,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,005	1,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	595	610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	10,855	11,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,600	2,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,027
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,820	1,902

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	455	475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	19,600	20,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,565	2,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,260	1,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,195	16,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,460	1,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	695	711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	825	865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	835	890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,575	4,877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,125	10,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,185	7,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,315	4,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,500	2,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,025	6,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	1,170	1,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,615	3,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	155	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,475	1,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,455	2,662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,115	1,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,480	7,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,710	2,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	930	1,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,125	1,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	310	318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,710	1,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	210	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,500	1,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	570	628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,405	3,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,780	1,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,760	1,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	140	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	290	304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	130	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,650	6,879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,465	1,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	355	349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,735	6,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	205	229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	295	329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,050	3,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	860	881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,644
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	265	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,185	2,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,585	1,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,615	1,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,005	1,056

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	180	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	235	262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,210	3,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,015	3,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	190	198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,005	3,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,560	2,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,335	3,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	250	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,080	2,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	5,485	5,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	25	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	10,510	10,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,845	3,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,520	1,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,570	4,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	16,905	19,092
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,465	5,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	280	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,195	1,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,370	1,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,495	1,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,275	1,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	6,035	6,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	7,480	7,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	115	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,085	18,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	9,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,100	14,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,940	5,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	700	744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	1,620	1,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	180	200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	310	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	155	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,905	3,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	1,390	1,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,015	2,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,165	1,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,020	5,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	370	399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	875	971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	1,005	956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	160	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	170	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	260	269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	11,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	154

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,795	1,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,770	1,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,360	6,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	100	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,850	5,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	45	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,190	1,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,180	2,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,035	2,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	3,420	3,432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	220	244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,715	3,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	95	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,823
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	1,285	1,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,635	5,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,660	2,783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	135	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,035	6,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	110	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	9,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,725	1,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,080	3,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,030	1,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	440	493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,510	3,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,130	3,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	60	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,915	3,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	365	415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,755	4,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	250	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,950	4,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,065	5,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	1,195	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,965	2,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,900	3,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	75	79

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	9,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,315	2,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	390	375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,615	2,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,085	1,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,715	2,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,360	3,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	625	559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,415	2,681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	45	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,885	3,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	185	195
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	45	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	625	604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,490	1,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	12,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,000	3,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	11,620	11,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,790	4,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,525	10,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	620	626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	4,915	5,610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	9,300	10,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,460	1,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,655	9,696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	165	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,030	5,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	10,000	9,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,160	13,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,739
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,841
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,125	2,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	275	307

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,527
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	6,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	17,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,695	1,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,050	892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	4,335	4,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	3,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,000	9,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	670	663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,010	2,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,990	12,017
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	355	313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,160	1,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,705	1,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	4,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	4,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,335	1,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	4,760	5,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,305	2,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	24,115	23,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	3,840	3,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,085	6,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	4,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,150	1,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,672
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,105	14,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	12,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,195	5,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,540	8,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	8,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	1,465	1,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	12,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	2,015	1,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,620	5,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,500	6,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	13,765	14,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,000	4,855
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,070	2,236
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	205	207
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	2,190	2,207

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	101
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	10,840	10,903
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/24	3,385	3,385
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	2,070	2,124
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/26	20	21
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	11,750	12,278
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	11,000	11,614
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	425	451
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,900	5,224
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	5,000	5,330
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	13,515	14,526
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,800	5,206
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	5,500	5,965
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/29	615	620
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,404
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,406
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,900	5,472
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,920	2,175
New York City Transitional Finance Authority Income Tax Revenue	5.000%	3/15/33	3,605	4,156
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	5,794
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	20,000	23,175
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,468
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,468
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,000	4,650
New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/35	250	252
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,454
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,454
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,000	4,625
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,467
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	3,000	3,440
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,147
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	11,000	12,744
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,025	1,173
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,000	2,289
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	15,000	17,270
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,185	4,810
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	10,890	12,586
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	1,540	1,762
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,050	1,196
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	7,270	8,306
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/39	2,940	3,337
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,132
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,895	2,145
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	8,935	10,169
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	16,780	19,198
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,248
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	4,020	4,542
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,243
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,380
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	12,670	14,281
New York City Transitional Finance Authority Income Tax Revenue	5.000%	3/15/42	270	291
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,000	2,236
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,164
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	2,215	2,468
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/43	2,500	2,589
New York City Transitional Finance Authority Income Tax Revenue	4.000%	3/15/43	1,125	1,122
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,224
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	3,500	3,883
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/44	600	604
New York City Transitional Finance Authority Income Tax Revenue	5.000%	3/15/44	250	268
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,153
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	3,000	3,459
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,584
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	5,000	5,512
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	14,392
New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/46	9,365	9,217
New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/47	5,440	5,348
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	6,500	7,138
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	5,455

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	7,565	8,470
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/49	5,830	5,678
	New York City Transitional Finance Authority Income Tax Revenue	3.000%	3/15/49	14,995	11,749
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	3/15/49	35	34
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	10,000	11,171
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,750	4,169
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,260	3,624
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	12,500	13,937
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	5/1/52	8,500	8,408
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	3,290	3,652
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,529
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	4,500	4,469
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	210	215
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/26	5	5
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	575	608
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,570
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	525	568
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,560	1,770
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	10	11
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	422
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	813
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	258
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	317
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	96
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,904
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	4,172
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,114
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	400	335
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	535	527
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	160	122
	New York NY GO	5.000%	8/1/24	3,275	3,275
	New York NY GO	5.000%	8/1/24	2,200	2,200
	New York NY GO	5.000%	8/1/24	745	745
	New York NY GO	5.000%	8/1/24	385	385
	New York NY GO	5.000%	8/1/24	45	45
	New York NY GO	5.000%	8/1/24	1,190	1,190
	New York NY GO	5.000%	8/1/24	3,155	3,155
	New York NY GO	5.000%	8/1/24	2,730	2,730
	New York NY GO	5.000%	8/1/24	1,050	1,050
	New York NY GO	5.000%	8/1/24	10	10
	New York NY GO	5.000%	8/1/24	1,455	1,455
	New York NY GO	5.000%	8/1/24	50	50
	New York NY GO	5.000%	8/1/24	15,000	15,000
	New York NY GO	5.000%	8/1/24	1,420	1,420
	New York NY GO	5.000%	8/1/24	13,870	13,870
	New York NY GO	5.000%	8/1/24	1,005	1,005
	New York NY GO	5.000%	8/1/25	1,535	1,565
	New York NY GO	5.000%	8/1/25	1,465	1,467
	New York NY GO	5.000%	8/1/25	2,285	2,330
	New York NY GO	5.000%	8/1/25	775	782
	New York NY GO	5.000%	8/1/25	7,485	7,633
	New York NY GO	5.000%	8/1/25	11,575	11,803
	New York NY GO	5.000%	8/1/25	1,130	1,152
	New York NY GO	5.000%	8/1/25	6,805	6,939
	New York NY GO	5.000%	8/1/25	1,780	1,815
	New York NY GO	5.000%	8/1/25	1,430	1,458
	New York NY GO	5.000%	8/1/25	2,000	2,039
	New York NY GO	5.000%	8/1/25	4,075	4,155
	New York NY GO	5.000%	8/1/25	5,425	5,532
	New York NY GO	5.000%	8/1/25	3,155	3,217
	New York NY GO	5.000%	8/1/25	2,940	2,998
	New York NY GO	5.000%	8/1/25	295	301
	New York NY GO	5.000%	9/1/25	2,600	2,656
	New York NY GO	5.000%	3/1/26	2,710	2,717
	New York NY GO	5.000%	3/1/26	3,400	3,504
	New York NY GO	5.000%	8/1/26	2,115	2,175
	New York NY GO	5.000%	8/1/26	5,545	5,644
	New York NY GO	5.000%	8/1/26	705	733
	New York NY GO	5.000%	8/1/26	6,660	6,927

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/26	4,095	4,259
New York NY GO	5.000%	8/1/26	11,290	11,306
New York NY GO	5.000%	8/1/26	555	577
New York NY GO	5.000%	8/1/26	635	660
New York NY GO	5.000%	8/1/26	17,715	18,424
New York NY GO	5.000%	8/1/26	3,305	3,437
New York NY GO	5.000%	8/1/26	1,130	1,175
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	3/1/27	1,675	1,678
New York NY GO	5.000%	3/1/27	135	142
New York NY GO	5.000%	8/1/27	7,235	7,429
New York NY GO	5.000%	8/1/27	10,845	11,029
New York NY GO	5.000%	8/1/27	1,620	1,634
New York NY GO	5.000%	8/1/27	4,355	4,510
New York NY GO	5.000%	8/1/27	3,425	3,622
New York NY GO	5.000%	8/1/27	195	195
New York NY GO	5.000%	8/1/27	330	349
New York NY GO	5.000%	8/1/27	6,300	6,592
New York NY GO	5.000%	8/1/27	4,835	5,113
New York NY GO	5.000%	8/1/27	1,840	1,946
New York NY GO	5.000%	8/1/27	6,340	6,705
New York NY GO	5.000%	8/1/27	1,285	1,359
New York NY GO	5.000%	8/1/27	3,770	3,987
New York NY GO	5.000%	8/1/27	315	333
New York NY GO	5.000%	9/1/27	175	185
New York NY GO	5.000%	3/1/28	2,000	2,003
New York NY GO	5.000%	8/1/28	270	274
New York NY GO	5.000%	8/1/28	1,055	1,063
New York NY GO	5.000%	8/1/28	160	165
New York NY GO	5.000%	8/1/28	12,705	13,286
New York NY GO	5.000%	8/1/28	4,665	4,926
New York NY GO	5.000%	8/1/28	1,630	1,742
New York NY GO	5.000%	8/1/28	5,225	5,619
New York NY GO	5.000%	8/1/28	5,445	5,584
New York NY GO	5.000%	8/1/28	17,955	19,308
New York NY GO	5.000%	8/1/28	13,995	15,050
New York NY GO	5.000%	8/1/28	1,090	1,172
New York NY GO	5.000%	8/1/28	105	113
New York NY GO	5.000%	8/1/28	1,000	1,075
New York NY GO	5.000%	8/1/28	5,440	5,850
New York NY GO	5.000%	8/1/28	1,435	1,543
New York NY GO	5.000%	9/1/28	40	43
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	2,060	2,076
New York NY GO	5.000%	8/1/29	6,470	6,675
New York NY GO	5.000%	8/1/29	180	190
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,375	2,524
New York NY GO	5.000%	8/1/29	15,355	16,778
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/29	11,610	12,686
New York NY GO	5.000%	8/1/29	1,975	2,158
New York NY GO	5.000%	8/1/29	1,000	1,093
New York NY GO	5.000%	8/1/29	95	104
New York NY GO	5.000%	9/1/29	2,110	2,308
New York NY GO	5.000%	10/1/29	135	148
New York NY GO	5.000%	3/1/30	9,860	9,867
New York NY GO	5.000%	4/1/30	1,000	1,101
New York NY GO	5.000%	8/1/30	350	358
New York NY GO	5.000%	8/1/30	2,230	2,296
New York NY GO	5.000%	8/1/30	3,585	3,690
New York NY GO	5.000%	8/1/30	1,835	1,944
New York NY GO	5.000%	8/1/30	1,105	1,223
New York NY GO	5.000%	8/1/30	9,465	10,475
New York NY GO	5.000%	8/1/30	14,000	15,494
New York NY GO	5.000%	8/1/30	4,070	4,504
New York NY GO	5.000%	8/1/30	8,725	9,656
New York NY GO	5.000%	8/1/30	1,975	2,186
New York NY GO	5.000%	8/1/30	4,590	5,080
New York NY GO	5.000%	8/1/30	520	575

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/30	3,000	3,276
New York NY GO	5.250%	10/1/30	1,350	1,430
New York NY GO	5.000%	12/1/30	490	507
New York NY GO	5.000%	3/1/31	2,000	2,229
New York NY GO	4.000%	8/1/31	5,000	5,051
New York NY GO	5.000%	8/1/31	5,515	5,636
New York NY GO	5.000%	8/1/31	85	85
New York NY GO	5.000%	8/1/31	25	26
New York NY GO	5.000%	8/1/31	13,420	14,941
New York NY GO	5.000%	8/1/31	5,045	5,617
New York NY GO	5.000%	8/1/31	5,025	5,632
New York NY GO	5.000%	8/1/31	1,235	1,375
New York NY GO	5.000%	8/1/31	120	130
New York NY GO	5.000%	8/1/31	70	78
New York NY GO	5.000%	10/1/31	40	44
New York NY GO	5.000%	10/1/31	3,000	3,370
New York NY GO	5.250%	10/1/31	8,065	8,537
New York NY GO	5.000%	12/1/31	200	207
New York NY GO	5.000%	4/1/32	215	242
New York NY GO	5.000%	5/1/32	20	23
New York NY GO	4.000%	8/1/32	490	494
New York NY GO	5.000%	8/1/32	110	110
New York NY GO	5.000%	8/1/32	140	141
New York NY GO	5.000%	8/1/32	1,185	1,278
New York NY GO	5.000%	8/1/32	65	69
New York NY GO	5.000%	8/1/32	170	170
New York NY GO	5.000%	8/1/32	2,320	2,628
New York NY GO	5.000%	8/1/32	2,765	3,075
New York NY GO	5.000%	8/1/32	5,000	5,664
New York NY GO	5.000%	8/1/32	90	102
New York NY GO	5.000%	8/1/32	190	215
New York NY GO	5.000%	10/1/32	235	256
New York NY GO	5.000%	10/1/32	25	28
New York NY GO	5.250%	10/1/32	20	21
New York NY GO	5.000%	12/1/32	45	46
New York NY GO	3.250%	3/1/33	85	84
New York NY GO	4.000%	3/1/33	465	464
New York NY GO	5.000%	3/1/33	4,750	5,412
New York NY GO	5.000%	4/1/33	2,040	2,161
New York NY GO	5.000%	4/1/33	4,440	4,985
New York NY GO	5.000%	4/1/33	125	140
New York NY GO	5.000%	4/1/33	5,140	5,862
New York NY GO	3.500%	6/1/33	435	433
New York NY GO	4.000%	8/1/33	90	91
New York NY GO	5.000%	8/1/33	1,000	1,008
New York NY GO	5.000%	8/1/33	245	252
New York NY GO	5.000%	8/1/33	150	162
New York NY GO	5.000%	8/1/33	1,500	1,667
New York NY GO	5.000%	8/1/33	310	345
New York NY GO	5.000%	8/1/33	8,825	9,809
New York NY GO	5.000%	8/1/33	1,105	1,247
New York NY GO	5.000%	10/1/33	1,555	1,690
New York NY GO	5.250%	10/1/33	250	264
New York NY GO	5.000%	12/1/33	2,385	2,463
New York NY GO	5.000%	12/1/33	985	1,053
New York NY GO	4.000%	3/1/34	150	150
New York NY GO	5.250%	3/1/34	2,510	2,675
New York NY GO	5.000%	4/1/34	1,275	1,350
New York NY GO	5.000%	4/1/34	10	11
New York NY GO	5.000%	4/1/34	5,000	5,764
New York NY GO	5.000%	5/1/34	520	592
New York NY GO	3.000%	8/1/34	525	483
New York NY GO	4.000%	8/1/34	125	128
New York NY GO	4.000%	8/1/34	500	516
New York NY GO	4.000%	8/1/34	75	78
New York NY GO	4.000%	8/1/34	145	146
New York NY GO	5.000%	8/1/34	2,145	2,309
New York NY GO	5.000%	8/1/34	1,580	1,753
New York NY GO	5.000%	8/1/34	5,045	5,839
New York NY GO	5.000%	8/1/34	475	550

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/34	20	22
New York NY GO	5.000%	9/1/34	85	97
New York NY GO	3.000%	10/1/34	520	479
New York NY GO	5.000%	10/1/34	2,675	2,907
New York NY GO	5.000%	10/1/34	120	137
New York NY GO	5.000%	12/1/34	100	103
New York NY GO	5.000%	12/1/34	1,205	1,287
New York NY GO	3.000%	3/1/35	2,105	1,967
New York NY GO	4.250%	3/1/35	9,355	9,356
New York NY GO	5.000%	3/1/35	5,000	5,747
New York NY GO	5.250%	3/1/35	6,000	6,388
New York NY GO	5.000%	4/1/35	2,355	2,490
New York NY GO	5.000%	4/1/35	2,115	2,404
New York NY GO	5.000%	4/1/35	1,530	1,696
New York NY GO	5.000%	4/1/35	5,000	5,751
New York NY GO	5.000%	5/1/35	2,640	2,967
New York NY GO	5.000%	6/1/35	5,000	5,062
New York NY GO	4.000%	8/1/35	195	195
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	630	692
New York NY GO	5.000%	8/1/35	1,305	1,488
New York NY GO	5.000%	8/1/35	430	466
New York NY GO	5.000%	9/1/35	270	304
New York NY GO	4.000%	10/1/35	165	168
New York NY GO	5.000%	10/1/35	1,055	1,106
New York NY GO	5.000%	10/1/35	310	350
New York NY GO	5.000%	12/1/35	1,145	1,182
New York NY GO	5.000%	12/1/35	170	181
New York NY GO	4.000%	3/1/36	45	46
New York NY GO	4.000%	3/1/36	95	97
New York NY GO	5.000%	3/1/36	1,585	1,752
New York NY GO	5.000%	3/1/36	7,000	8,028
New York NY GO	5.000%	4/1/36	10	11
New York NY GO	5.000%	4/1/36	1,025	1,163
New York NY GO	5.000%	4/1/36	5,050	5,795
New York NY GO	5.000%	6/1/36	180	182
New York NY GO	3.000%	8/1/36	2,075	1,909
New York NY GO	4.000%	8/1/36	170	169
New York NY GO	4.000%	8/1/36	80	82
New York NY GO	5.000%	8/1/36	1,475	1,677
New York NY GO	5.000%	8/1/36	1,575	1,791
New York NY GO	5.000%	8/1/36	345	378
New York NY GO	5.000%	9/1/36	80	90
New York NY GO	5.000%	10/1/36	35	39
New York NY GO	4.000%	12/1/36	25	25
New York NY GO	5.000%	12/1/36	155	165
New York NY GO	5.000%	3/1/37	1,900	2,068
New York NY GO	5.000%	3/1/37	100	110
New York NY GO	5.000%	4/1/37	30	32
New York NY GO	5.000%	4/1/37	1,730	1,956
New York NY GO	5.000%	5/1/37	50	56
New York NY GO	3.750%	6/1/37	165	163
New York NY GO	4.000%	8/1/37	1,690	1,703
New York NY GO	4.000%	8/1/37	1,620	1,657
New York NY GO	5.000%	8/1/37	1,000	1,027
New York NY GO	5.000%	8/1/37	1,120	1,270
New York NY GO	5.000%	8/1/37	1,500	1,702
New York NY GO	5.000%	9/1/37	105	118
New York NY GO	4.000%	10/1/37	25	25
New York NY GO	5.000%	10/1/37	165	173
New York NY GO	5.000%	10/1/37	1,255	1,409
New York NY GO	5.000%	12/1/37	40	43
New York NY GO	5.000%	12/1/37	360	371
New York NY GO	3.500%	3/1/38	690	670
New York NY GO	5.000%	3/1/38	70	76
New York NY GO	3.375%	4/1/38	265	255
New York NY GO	5.000%	4/1/38	3,000	3,392
New York NY GO	4.000%	8/1/38	3,625	3,636
New York NY GO	4.000%	8/1/38	2,240	2,281
New York NY GO	5.000%	8/1/38	7,075	7,257

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/38	175	191
New York NY GO	5.000%	8/1/38	1,795	2,033
New York NY GO	5.000%	8/1/38	1,030	1,167
New York NY GO	5.000%	9/1/38	5	6
New York NY GO	5.000%	10/1/38	4,005	4,184
New York NY GO	5.000%	10/1/38	45	48
New York NY GO	5.250%	10/1/38	60	69
New York NY GO	5.000%	12/1/38	1,000	1,030
New York NY GO	5.000%	12/1/38	5,075	5,377
New York NY GO	4.000%	3/1/39	1,630	1,630
New York NY GO	5.000%	3/1/39	55	60
New York NY GO	5.000%	3/1/39	3,395	3,866
New York NY GO	5.000%	4/1/39	2,000	2,255
New York NY GO	5.250%	5/1/39	4,455	5,061
New York NY GO	4.000%	8/1/39	705	712
New York NY GO	4.000%	8/1/39	4,000	4,044
New York NY GO	4.000%	8/1/39	65	65
New York NY GO	5.000%	8/1/39	4,095	4,392
New York NY GO	5.000%	8/1/39	1,000	1,132
New York NY GO	5.000%	10/1/39	1,250	1,304
New York NY GO	5.250%	10/1/39	1,020	1,165
New York NY GO	5.000%	12/1/39	90	95
New York NY GO	5.000%	3/1/40	35	38
New York NY GO	5.000%	4/1/40	2,100	2,358
New York NY GO	4.250%	5/1/40	11,500	11,788
New York NY GO	5.250%	5/1/40	4,500	5,078
New York NY GO	4.000%	8/1/40	4,230	4,214
New York NY GO	4.000%	8/1/40	3,550	3,565
New York NY GO	4.000%	8/1/40	30	30
New York NY GO	5.000%	8/1/40	2,345	2,643
New York NY GO	4.000%	10/1/40	6,545	6,520
New York NY GO	4.000%	10/1/40	655	653
New York NY GO	5.250%	10/1/40	15	17
New York NY GO	5.000%	12/1/40	2,660	2,801
New York NY GO	3.000%	3/1/41	75	64
New York NY GO	5.000%	4/1/41	3,645	4,070
New York NY GO	5.250%	5/1/41	2,450	2,752
New York NY GO	4.000%	8/1/41	2,505	2,506
New York NY GO	4.000%	8/1/41	4,545	4,547
New York NY GO	5.000%	8/1/41	30	34
New York NY GO	5.000%	8/1/41	4,750	5,062
New York NY GO	5.000%	9/1/41	115	128
New York NY GO	3.000%	10/1/41	5,110	4,350
New York NY GO	4.000%	10/1/41	7,930	7,859
New York NY GO	5.250%	10/1/41	4,000	4,517
New York NY GO	4.000%	12/1/41	1,180	1,171
New York NY GO	5.000%	12/1/41	1,840	1,889
New York NY GO	4.000%	3/1/42	3,695	3,682
New York NY GO	4.000%	3/1/42	25	25
New York NY GO	5.000%	3/1/42	40	44
New York NY GO	5.250%	5/1/42	110	123
New York NY GO	4.000%	8/1/42	9,160	9,081
New York NY GO	4.000%	8/1/42	5,195	5,177
New York NY GO	5.000%	8/1/42	2,445	2,642
New York NY GO	5.000%	8/1/42	3,480	3,881
New York NY GO	5.000%	9/1/42	1,480	1,635
New York NY GO	3.250%	10/1/42	1,405	1,232
New York NY GO	5.000%	10/1/42	3,000	3,195
New York NY GO	5.250%	10/1/42	11,450	12,873
New York NY GO	4.000%	12/1/42	1,365	1,364
New York NY GO	3.500%	3/1/43	210	193
New York NY GO	5.000%	3/1/43	155	166
New York NY GO	5.000%	3/1/43	5,000	5,576
New York NY GO	5.000%	4/1/43	19,660	20,432
New York NY GO	5.250%	4/1/43	2,610	2,934
New York NY GO	5.000%	8/1/43	2,695	2,902
New York NY GO	5.000%	8/1/43	4,305	4,775
New York NY GO	5.000%	10/1/43	5,000	5,310
New York NY GO	4.000%	12/1/43	1,195	1,185
New York NY GO	4.000%	12/1/43	4,000	3,989

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	3/1/44	1,010	997
	New York NY GO	5.000%	4/1/44	2,500	2,778
	New York NY GO	5.250%	4/1/44	45	50
	New York NY GO	4.000%	8/1/44	7,460	7,322
	New York NY GO	5.000%	8/1/44	1,000	1,105
	New York NY GO	3.000%	10/1/44	900	734
	New York NY GO	5.000%	12/1/44	13,515	14,109
	New York NY GO	3.000%	3/1/45	50	40
	New York NY GO	3.625%	3/1/45	225	205
	New York NY GO	5.000%	3/1/45	5,000	5,528
	New York NY GO	5.500%	5/1/45	1,435	1,614
	New York NY GO	3.000%	8/1/45	750	604
	New York NY GO	4.000%	3/1/46	6,000	5,880
	New York NY GO	3.500%	4/1/46	2,740	2,430
	New York NY GO	5.500%	5/1/46	2,000	2,242
	New York NY GO	5.250%	4/1/47	6,500	7,197
	New York NY GO	5.250%	4/1/47	2,115	2,364
	New York NY GO	5.000%	8/1/47	19,870	21,328
	New York NY GO	5.000%	8/1/47	2,160	2,357
	New York NY GO	5.250%	10/1/47	3,855	4,248
	New York NY GO	5.500%	4/1/48	7,500	8,528
	New York NY GO	5.250%	3/1/49	6,000	6,657
	New York NY GO	5.500%	4/1/49	5,000	5,669
	New York NY GO	4.500%	5/1/49	10,050	10,300
	New York NY GO	4.000%	3/1/50	18,750	18,261
	New York NY GO	5.000%	3/1/50	1,675	1,784
	New York NY GO	4.000%	4/1/50	5,000	4,869
	New York NY GO	5.000%	4/1/50	2,500	2,727
	New York NY GO	3.000%	8/1/50	25	19
	New York NY GO	3.000%	3/1/51	1,970	1,508
[3]	New York NY GO	3.000%	3/1/51	3,165	2,441
	New York NY GO	5.000%	8/1/51	14,260	15,457
	New York NY GO	5.250%	3/1/53	18,010	19,944
	New York NY GO	4.125%	8/1/53	1,820	1,792
	New York NY GO	4.125%	3/1/54	9,000	8,847
	New York NY GO	5.250%	4/1/54	12,530	13,874
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,026
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	925	990
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,400	1,526
	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/45	9,950	9,878
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,957
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	2,600	2,872
	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/50	6,710	6,561
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	4,450	4,868
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	5,000	5,495
	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	3.250%	11/15/60	8,000	6,138
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,806
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	3,000	3,285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	799
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	245	262
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	45	48
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/28	560	611
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	115	119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	115
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	85	94
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,105
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	50	59
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	83
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	3,255	3,311
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	150	158
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	87
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	890	905
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,520	1,595
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	85	93
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	60	71
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	870	880
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,550	2,593
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,335	1,345

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,700	7,548
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,140	2,210
New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	642
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	12,055	12,871
New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,901
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	1,981
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	45	43
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,885
New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,725
New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	857
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,337
New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,300	1,389
New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,094
New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,326
New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,605
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,100	2,123
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	2,130	2,524
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	476
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	192
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	7,087
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,573
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,033
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,527
New York State Dormitory Authority College & University Revenue	5.250%	7/1/49	1,750	1,892
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	29
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	8,675	9,103
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,067
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,842
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,298
New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	1,930	2,068
New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	15,035	17,188
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,025	1,011
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	145	150
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	170	175
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,461
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,330
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,660	2,806
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	725	780
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,500	2,688
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	170	176
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,310	1,379
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,140	1,189
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	350	353
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	830	907
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	2,295	2,318
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,270	1,390
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,210	4,608
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	110	120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	815	892
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,805	5,259
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,890	4,315
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	510	532
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	510	536
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,253
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	855	870
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,050
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,550	1,721
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	155	169
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,500	4,998
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	1,080	1,163
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	5,650	5,697
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,120	1,166
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,551
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,531
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,410	7,481

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,275	1,432
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,305	8,207
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,625	8,567
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	81
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	250	278
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,120	4,629
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,610	5,833
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,075
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,572
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,852
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,713
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,320	5,348
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	16,641
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	45	49
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,725	4,146
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,145	5,854
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,205	1,295
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,130	5,837
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,255	5,979
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,612
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,040
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	3,880	4,276
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	50	52
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	8,867
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,086
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	40	45
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,565	1,740
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,460	1,579
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	965	1,097
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,801
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,295	1,312
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	45	45
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,050	8,435
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	310	341
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	2,970	2,994
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	685	711
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	135	141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,910	1,941
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,908
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	270	291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	3,000	3,452
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,970	3,372
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	165	171
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	45	49
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,765	18,236
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,230	7,480
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	1,250	1,298
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,809
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	120	124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	315	357
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,450	1,564
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,180	1,373
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	605	622
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	405	423
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,195	2,119
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,140	5,295
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,040	12,437
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	7,595	7,712
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,770	1,907
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	345	389
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	45	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	2,555	2,959
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	224
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,655	1,695
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	528
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	500	504

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	235	244
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	210	206
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,360	3,450
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	490	504
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	430	463
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	390	439
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,405	2,776
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	95	103
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,135	3,201
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,310	1,357
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	915	954
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,240	1,249
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	110	100
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	8,020	8,217
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	215	220
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,055	5,429
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,165	3,638
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,286
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,340	1,349
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,351
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,030	5,116
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,000	7,476
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	3,105	3,543
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,104
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	876
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	4,232
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	116
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	7,015	7,947
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,754
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	175	189
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,400	1,203
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	4,830	4,139
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,297
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,000	2,253
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,095	2,165
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,776
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,126
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	2,131
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,990	7,003
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	1,010	1,012
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	13,720	15,379
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,657
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	6,100	6,800
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,173
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,565
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	225	223
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,156
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	21,615	24,007
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	15
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,419
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,899
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,595
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,861
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	65	64
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	1,290	1,398
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,520	22,989
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,299
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	7,100	6,951
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,530	1,603
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,030	4,265
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	306
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	17,319
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	8,000	8,933
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	6,190	6,022
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/49	10,065	11,206
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,332
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,275

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,450
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	12,270	13,613
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	15,000	14,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,460	1,509
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	526
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,140
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,239
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,860	1,885
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,728
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	2,300	2,329
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	530	537
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	608
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,084
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,568
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,635	1,720
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	75	79
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	145	153
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	180	190
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,275	3,524
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	1,100	1,113
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,081
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	420	426
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	115	117
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	65	67
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	980	1,024
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,165	9,575
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,845	2,999
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,630	11,330
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,350	1,354
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,450	2,559
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,150	2,291
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,139
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,700	1,791
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,550	6,105
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,607
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,407
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	117
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	5,100	5,771
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,381
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	255
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	131
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	15	17
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	4,500	5,131
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	6,620	7,515
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/36	3,025	3,467
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	4,700	5,327
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/37	3,020	3,456
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,825	2,067
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,950	2,198
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,396
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	3,000	3,373
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,355
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	3,000	3,339
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	2,218
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,250
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	270	271
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	1,430	1,435
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	5	5

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	60	61
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,150
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	1,020	1,065
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	2,885	3,013
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	90	94
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	104
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	115	123
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	705	751
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	25	26
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,056
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,300	2,386
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,190
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	3,340	3,462
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	4,145	4,625
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,630	1,689
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,927
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	3,015	3,412
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	2,225	2,306
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	85	94
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	3,010	3,450
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	1,075	1,247
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	3,670	4,123
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	140	155
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	1,700	1,879
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	3,500	3,917
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	5	6
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	1,015	1,134
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	85	94
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	6,000	6,475
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,633
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,736
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,095	1,131
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,815	1,986
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	13,694
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,070	1,202
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	175	196
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	6,730	7,541
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,525	2,621
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,175	2,434
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	1,580	1,765
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	1,530	1,703
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	490	502

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	6,030	6,161
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,505	1,528
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,315
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	7,239
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,492
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	716
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	75
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	1,075	1,157
New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	2,085	2,166
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	560	586
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	90	97
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	125	134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,715	4,800
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	410	429
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,870	1,990
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,030	2,066
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,050	2,125
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	95	102
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,105	5,193
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,515	2,603
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	135	141
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	830	882
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	150	161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	565	600
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,227
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,810	2,909
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	310	324
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,025	2,150
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	400	425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	270	289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,757
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	555	589
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,525	3,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,665	3,794
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	180	192
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,583
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,815	11,192
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,900	5,226
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	740	784
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	325	339
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	425	450
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	12,060	12,478
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	885	921
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	740	783
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	390	416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	8,405	8,897
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	545	564
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,051
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,690	4,998
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	585	619
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,400
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,049
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	145	153
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,553
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,038
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	10,595	11,183
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,515	6,923
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,184
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,450	1,528
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,875	1,969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	55	58
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,338
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,896
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,226
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,630	2,767

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	255	267
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,135	16,865
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	940	969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,055	5,275
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	195	205
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	9,500	9,914
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,535	4,499
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,438
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	14,840
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	4,350	4,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,192
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,690
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,914
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,980	4,894
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	12,890	12,633
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	1,280	1,335
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	28,710	31,139
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,630	1,652
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	280	284
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,840	2,878
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	326
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	345	357
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	25	26
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	970	983
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,320
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	1,978
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	270	277
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	3,485	3,560
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,570	2,692
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,905	1,941
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	120	127
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	320	360
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	420	480
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	64
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,046
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	75	79
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	100	92
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,085
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,046
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	7,925	8,228
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	304
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,139
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,459
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/49	3,240	3,577
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	8,540	9,432
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,445	3,757
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	6,500	7,289
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	353
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,900	3,932
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,555
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,570
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	8,035	8,089
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,481
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,345	1,354
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	375	408
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,575	1,585
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	55	61
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,250	3,271
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	125	133
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,425	2,440
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,040	5,762
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	395	421
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	125	133
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,244
New York State Thruway Authority Highway Revenue	4.000%	1/1/36	2,525	2,572
New York State Thruway Authority Highway Revenue	4.000%	1/1/36	195	201
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,289
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	9,000	10,504
New York State Thruway Authority Highway Revenue	3.500%	1/1/37	320	314

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	115	117
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	123
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	8,135
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,505	1,743
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	365	369
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	100	100
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,575	4,575
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	180	180
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,030	1,046
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,000	2,255
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,362
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	2,500	2,788
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,210	4,119
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	803
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,428
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,710	5,532
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,860	5,685
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	6,153
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	7,500	7,259
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	179
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	9,425
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,279
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,850
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,193
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,819
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	118
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,205	11,338
[4]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	297
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,516
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	12,058
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,000	4,429
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	732
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,430
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,808
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,080	6,815
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,775	2,017
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	135	155
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/34	6,200	7,111
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	330	378
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	150	171
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	370	421
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,885	4,398
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	680	764
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,356
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	165	184
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	235	260
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	35
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,493
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	715	779
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	510	495
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	2,025	1,964
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,719
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,470	15,562
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	14,275	13,872
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	12,570	13,678
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	8,788
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	21,288
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,355	2,643
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,363
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	105	117
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	245	247
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	7,000	7,022
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	10,480
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,050	5,914
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	7,003
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,787
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	23
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	2,940	2,821
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	6,500	6,245

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,602
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,549
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,100
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	210	217
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	370	377
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/28	1,855	2,011
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,070	1,089
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	115	118
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	460	502
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	520	542
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	5,015	5,515
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	2,835	3,138
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	490	499
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,233
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,223
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,335
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	26,469
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,340
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	55	56
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,290	5,898
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,125	1,245
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	23,430	26,513
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,546
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,226
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,815	2,021
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,785
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,835	2,089
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,729
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	7,285	8,105
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	6,285	6,939
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,075	2,160
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	6,520	6,728
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	995	1,024
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	305	318
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	880
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	3,815	3,913
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,248
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	415	443
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	10,000	11,602
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	1,710	1,757
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	115	120
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	267
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,370	1,461
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,325	1,469
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,905	2,117
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	45	51
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,510	5,641
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	170	171
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	740	820
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,677
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	475	526
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	4,053
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	140	160
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,170	5,289
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	6,890	6,919
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	1,280	1,307
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,923
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	845	897
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/37	100	116
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	30	31
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	735	811
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	190	201
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	25	29
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	1,145	1,159
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	995	1,007
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	20	21
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	65	69
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,085	1,833
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	21,590

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	2,010	2,023
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	100	105
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	3,775	3,926
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,190	11,509
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,805
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	7,395	7,677
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	120	126
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	12,022
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	13,610	13,586
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,030	2,126
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,221
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	205	222
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	1,530	1,519
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,215	6,707
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,669
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,351
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	490	527
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	120	125
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,973
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,444
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,923
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,208
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	12,280	12,425
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,872
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,402
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	8,865	8,675
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,851
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	10,000	9,785
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,615
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	4,530	4,833
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	7,512
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	925	738
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	3,000	3,275
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	28,625	27,847
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,153
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,811
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	5,199
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/50	2,400	2,327
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	10,000	10,629
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	1,890	1,915
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	2,260	2,290
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	150	152
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	6,315	6,399
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,418
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	102
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	705	721
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,455	12,866
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	190	201
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/37	5,750	6,622
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	4,500	4,903
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	4,935	5,362
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/28	745	802
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	50	55
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	150	170
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	395	431
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	445	485
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	55	62
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	3,071
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,541
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,040	1,762
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,160	15,194
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	15,449
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,802
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	660	653
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	17,078
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,360	17,082
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	4,225	4,182
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,798
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	90	89
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,775	2,716

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	2,018
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,602
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,095	753
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	2,090	2,289
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	2,020	2,190
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	500	539
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,244
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	5,000	5,299
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	2,915	2,837
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,800	4,932
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	595	604
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,230	3,387
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	1,910	1,953
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,470	2,643
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	3,420	3,496
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	1,415	1,545
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,955	4,042
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	230	233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	300	322
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	365	373
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,386
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/31	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	505	542
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	230	257
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	60	61
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,285	1,360
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/32	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	2,480	2,659
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	190	212
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,590	1,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,975	2,018
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	375	397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,484
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	520
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	1,210	1,210
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,250	1,397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,700	1,821
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,070	1,093
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/33	2,455	2,597
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	210	235
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	305	333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	340	371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	15,050	15,370
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	540	571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	40	47
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/35	105	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	165	184
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	180	193
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	2,750	3,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	1,020	1,021
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	50	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	540	551
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,950	4,072
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	260	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/36	3,000	3,533
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,480	1,610
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,050	1,051
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	3,500	4,086
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,200	4,323
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/37	2,500	2,941
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,200	5,321

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,433
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,400	1,630
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,715	5,855
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,650
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,080	1,082
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,725
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	310	315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	4,400	5,067
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,370	3,373
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	9,820	9,832
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,459
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,615
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	290	290
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,141
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,600
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,295	2,604
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	925	940
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,072
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	1/15/42	55	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	6,220	6,958
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,450	3,898
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	378
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	675	575
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	300	299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	4,465	4,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,350	3,342
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/44	1,645	1,756
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	444
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,944
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	10,330	10,331
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,310	3,624
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,261
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	45	49
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	11,029
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,798
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,717
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	4,000	4,372
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	20,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,862
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,735	1,348
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,075	1,079
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,410	6,421
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,440	6,464
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,150	1,154
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,065	1,069
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,280	3,292
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	4,660	4,677
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,122
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,084
Sales Tax Securitization Corp. Sales Tax Revenue, Prere.	3.000%	10/15/24	20	20
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	1,225	1,213
Suffolk County Water Authority Water Revenue	3.250%	6/1/42	3,800	3,402
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,535	2,291
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	95	108
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	40	45
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	180	203
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	95	98
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,015	18,397
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	650	654
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	518
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,480	4,604
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	350	360

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,597
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	155	162
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,870	3,068
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	4,890	5,228
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	180	189
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,375	11,303
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	900	981
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,920	3,181
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,175	2,370
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	701
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	1,956
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,000	2,218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	261
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,362
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,595
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	2,080	2,181
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,122
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,369
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,203
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,194
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	150	157
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,269
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,582
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	755	791
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	685	718
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	130	123
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,580	1,655
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	395	371
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	17
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,069
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	29
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,110	7,424
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,650
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,932
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	4,984
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,163
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	2,885	2,852
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,321
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,625	7,939
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,478
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,126
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,534
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,926
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	5,921
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	285
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,839
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	23,310
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	11,000	11,308
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	7,033
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,900	4,073
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,009
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,680	9,236
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,866
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,075	5,606
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	17,760	18,772
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	9,924
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,569
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,510
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,220
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,162
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,689
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	14,200	14,735
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,728
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,050	22,266
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,410	3,625
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,200	2,350

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	470	500
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	2,355	2,539
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,176
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	9,605	10,371
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	235	258
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,480	2,745
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	21,650	24,213
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	22,565
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	7,270	8,175
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,837
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,100	1,060
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	40
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	4,610	5,271
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,149
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,815
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,205	1,285
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	5,905	6,859
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	1,485	1,728
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	10,000	11,637
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,160
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	14,635	17,154
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	2,555	2,943
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	2,190	2,512
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	18,000	20,892
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,850	12,368
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	15,895	18,321
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,240	2,605
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	2,145	2,379
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	50	56
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,370	2,669
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	125	138
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	8,945	10,209
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	115
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,015	1,130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	2,825	3,086
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	49
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	7,134
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	415	412
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	18,000	19,612
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,300	7,622
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,600	5,870
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	69
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	31,055	33,051
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	123
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	7,000	8,439
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,300	2,503
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,420
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	22,775	25,165
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,577
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,268
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	2,500	2,561
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,230
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,145
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,921
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	5,455	5,934
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	30	33
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,977
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/54	5,000	4,877
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,000	5,407
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	10
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,468
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	15,000	16,523
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,400	9,180
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,431
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	7,930	8,006
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,552
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	25,000	24,278

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	28,000	30,724
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,500	13,612
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	5,000	5,424
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,340
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	193
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,245	4,318
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	575	590
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	160	166
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,075	3,196
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	150	156
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,020	3,170
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,070	3,231
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,261
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	7,800	8,278
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	8,400	8,881
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,150	3,406
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	440	454
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,550
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,346
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	5,000	5,576
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,371
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	3,265	3,167
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,634
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	16,894
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,686
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	510	526
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,105
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,488
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	35	36
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	11,345	11,585
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	300	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,434
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,265	5,545
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,165	2,274
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,738
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	2,500	2,880
				8,685,942
North Carolina (0.7%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	779
Cary NC GO	1.625%	9/1/34	3,000	2,334
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,665	2,808
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	20	20
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/53	7,860	8,544
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,529
Charlotte NC COP	4.000%	6/1/49	2,750	2,707
Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,466
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,100	4,032
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,060	1,125
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,481
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/49	10,930	12,206
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/54	11,650	12,891
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	1,000
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,020
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,075
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	781
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	923
Johnston County NC GO	2.000%	2/1/34	1,060	885
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,046
North Carolina (Appropriations) Revenue (Build NC Programs)	5.000%	5/1/27	15	16
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,775
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,209
North Carolina Appropriations Revenue	5.000%	5/1/25	7,805	7,923
North Carolina Appropriations Revenue	5.000%	6/1/25	895	910
North Carolina Appropriations Revenue	5.000%	5/1/26	405	406
North Carolina Appropriations Revenue	5.000%	5/1/27	3,635	3,843
North Carolina Appropriations Revenue	5.000%	5/1/27	195	195
North Carolina Appropriations Revenue	5.000%	5/1/28	3,665	3,860
North Carolina Appropriations Revenue	5.000%	5/1/29	600	631
North Carolina Appropriations Revenue	5.000%	5/1/30	1,795	1,886

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Appropriations Revenue	3.000%	5/1/31	20	19
	North Carolina Appropriations Revenue	4.000%	5/1/33	165	170
	North Carolina Appropriations Revenue	4.000%	5/1/34	1,180	1,218
	North Carolina Appropriations Revenue	2.000%	3/1/36	1,000	792
	North Carolina Appropriations Revenue	5.000%	5/1/36	15	17
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,520	2,558
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	110	114
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	1,405	1,514
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	510	559
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	220	245
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	1,160	1,292
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	535	596
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,520	1,444
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	650	723
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	255	283
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	2,000
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,950	2,013
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,255	3,332
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,706
	North Carolina GO	5.000%	6/1/25	1,945	1,979
	North Carolina GO	5.000%	6/1/25	13,265	13,496
	North Carolina GO	5.000%	6/1/26	3,350	3,481
	North Carolina GO	5.000%	6/1/26	1,280	1,330
	North Carolina GO	5.000%	6/1/27	2,200	2,276
	North Carolina GO	5.000%	6/1/28	1,435	1,551
	North Carolina GO	5.000%	6/1/28	455	470
	North Carolina GO	5.000%	6/1/29	6,190	6,815
	North Carolina GO	5.000%	6/1/30	55	60
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,735	6,815
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	315	325
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	222
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,500	1,577
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,230	5,600
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	140	141
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	255	257
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,315	3,612
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	215	217
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	540	586
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	310	336
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	285	309
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	260	281
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	580	584
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	370	380
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	255	261
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,100	1,126
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	175	179
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	375	383
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	190	194
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/26	40	41
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	235	261
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	7,450	3,924
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	10,500	5,254
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	11,225	5,334
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	4,100	1,846
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	7,910	3,380
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	2,000	814
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	1,021
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,235
[4]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	546
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,571
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	203
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,435
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,714
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,912
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,603
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	95
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,847
	Orange County NC GO	2.750%	2/1/31	1,470	1,379
	Orange County NC GO	2.950%	2/1/33	600	565
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	315	365

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	50	50
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,205
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,050	6,203
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,333
					266,880
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	5,320	5,353
[4]	University of North Dakota COP	3.000%	6/1/61	9,875	6,977
					12,330
Ohio (1.3%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	414
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	382
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,405	1,387
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/33	70	77
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,085	1,199
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,745	4,124
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,000	1,019
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	55	55
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,719
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,113
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/25	1,715	1,733
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	1,900	1,959
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	1,965	2,063
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	1,900	2,029
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	1,900	2,063
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	255	278
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	2,235	2,272
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	2,535	2,873
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,259
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/39	6,415	6,418
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	1,000	1,121
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,459
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,960
[3]	Berea City School District GO	4.000%	12/1/53	250	238
[3]	Celina City School District GO	2.625%	12/1/46	100	70
[6]	Cincinnati City School District GO	5.250%	12/1/29	80	89
[6]	Cincinnati City School District GO	5.250%	12/1/30	90	101
[6]	Cincinnati City School District GO	5.250%	12/1/31	230	262
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	12,135	13,090
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	7,345	7,861
	Columbus OH GO	5.000%	7/1/25	40	41
	Columbus OH GO	5.000%	7/1/26	6,385	6,639
	Columbus OH GO	5.000%	4/1/29	355	378
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	155	156
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	13,850	14,304
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,435
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	477
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	447
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,471
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	75
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,851
	Franklin City School District GO	3.000%	11/1/50	3,400	2,605
	Franklin City School District GO	3.000%	11/1/57	6,180	4,544
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,527
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,849
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	145	125
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,705	2,812
	Kings Local School District GO	5.500%	12/1/62	3,000	3,277
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,259
	Miami University OH College & University Revenue	4.000%	9/1/39	4,500	4,503
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	5,019
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,971
	North Canton City School District GO	3.000%	11/1/56	2,500	1,871
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	480	441
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	30	31
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	135	120

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	3,255	2,808
Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	170	151
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	13,735	13,597
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,775
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,532
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,086
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	437
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,017
Ohio GO	5.000%	8/1/24	50	50
Ohio GO	5.000%	9/15/24	1,040	1,042
Ohio GO	5.000%	9/15/24	2,750	2,757
Ohio GO	5.000%	5/1/25	2,965	3,010
Ohio GO	5.000%	9/1/25	545	557
Ohio GO	5.000%	9/15/25	550	563
Ohio GO	5.000%	9/15/25	9,455	9,674
Ohio GO	5.000%	8/1/26	195	203
Ohio GO	5.000%	9/15/26	8,375	8,745
Ohio GO	5.000%	5/1/27	260	275
Ohio GO	5.000%	8/1/27	9,575	10,171
Ohio GO	5.000%	9/15/27	100	106
Ohio GO	5.000%	9/15/28	340	369
Ohio GO	5.000%	9/15/29	20	22
Ohio GO	5.000%	5/1/30	2,190	2,220
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,540
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	310	312
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,945	2,000
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,235	3,395
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,470	1,523
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	195	202
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	759
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,385	2,459
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,180
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	130	141
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,293
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	2,040	1,864
Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,044
Ohio State University College & University Revenue	5.000%	12/1/34	2,045	2,370
Ohio State University College & University Revenue	5.000%	12/1/35	400	462
Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,159
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,102
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	670
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,010	1,021
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,635
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	190	202
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,670	2,952
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	1,780	1,894
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	140	149
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,640	11,932
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,100	1,168
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	1,100	1,165
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	9,140	10,623
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	408
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	945	582
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	964
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	180
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	288
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	680	301
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	149
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,240
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	13,827
Ohio University College & University Revenue	5.000%	12/1/44	4,000	4,126
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	885	925
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	3,180	3,415
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	4,981
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,605	8,317
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,275
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	500	532
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,007
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	160	163
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,526

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,515	1,557
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,830	1,901
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	8,770	9,197
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,230	1,301
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,405	1,501
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	70	74
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,295	8,117
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	18,290	21,302
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	75	83
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,363
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,963
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,667
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/47	9,505	10,485
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,449
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	5,530	6,085
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,378
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,582
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,500	8,735
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	4,615	5,182
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,994
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	1,750	1,840
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,500	2,619
	Princeton City School District GO, Prere.	5.000%	12/1/24	50	50
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,100
[4]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,490
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,261
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,823
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	140	150
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	517
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,268
	Wickliffe City School District GO	3.125%	12/1/43	775	657
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,010
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	902
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	303
	Worthington City School District GO	5.000%	12/1/48	7,590	8,241
	Worthington City School District GO	5.500%	12/1/54	2,500	2,788
					485,609
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	800
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,095	5,209
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/31	10	10
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	2,465	2,446
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/48	585	582
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	982
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,370	1,428
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,560	1,624
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	455	474
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,670	6,936
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	540	561
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,375	2,460
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/38	5,650	6,481
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	1,500	1,681
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,000	2,231
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,900	7,771
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,750	1,943
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	3,850	4,314
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	749
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,408
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	20	21
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	2,560	2,553
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	10,000	10,966
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/36	3,000	3,315
	Oklahoma County Independent School District No. 89 GO	4.000%	7/1/28	10	10

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	4,375	4,222
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,494
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/28	2,880	3,071
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	5,800	6,287
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/30	3,500	3,849
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,735	6,396
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	5,000	5,649
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,000	6,862
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	255	255
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	270	235
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,959
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	382
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	200	210
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	635	678
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	17,320	17,356
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,050	1,067
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	31
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,885
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,695	6,867
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,065	7,990
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	16,695	18,440
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/50	5,425	5,439
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	988
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,020	9,943
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	6,580	6,473
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,655	1,683
	University of Oklahoma College & University Revenue	4.000%	7/1/45	140	135
[4]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,940
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/49	3,020	3,276
[3]	University of Oklahoma College & University Revenue	4.125%	7/1/54	1,225	1,221
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/54	2,000	2,161
					197,399
Oregon (0.8%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,295
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,430
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,402
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	266
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	935	563
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	258
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,602
[5]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,383
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,503
	Deschutes Public Library District GO	3.000%	12/1/41	215	182
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,803
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,782
	Multnomah County OR GO	5.000%	6/15/27	50	53
	Multnomah County OR GO	5.000%	6/15/28	165	178
	Multnomah County OR GO	5.000%	6/15/29	4,550	5,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,719
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,284
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	485	514
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	480	518
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	260	235
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,930
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,740
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,573
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/33	3,000	3,472
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	3,000	3,478
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	1,715	1,977
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,410	1,623
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	1,070	1,226
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,115	1,270
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	1,285	1,455
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,475
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	3,000	3,361
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/43	3,000	3,346
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	221
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	10,708
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,820	1,999

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,555	1,704
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	130	142
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,100	7,787
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	1,000	1,011
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	240	257
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	4.000%	11/15/24	100	100
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,392
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,095	5,124
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,435
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,106
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/30	2,000	2,245
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	2,270	2,587
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	5,000	5,770
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	7,500	8,746
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	9,900	11,686
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/41	7,000	7,860
	Oregon GO	5.000%	8/1/29	2,290	2,419
	Oregon GO	5.000%	8/1/41	11,040	11,343
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,317
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,393
	Oregon State Lottery Revenue	5.000%	4/1/28	2,075	2,102
	Oregon State Lottery Revenue	5.000%	4/1/29	20	20
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,587
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,077
	Portland Community College District GO	5.000%	6/15/38	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,469
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,241
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,288
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	659
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,075	5,397
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	45	48
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	15	16
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	70	74
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,585
	Seaside School District No. 10 GO	0.000%	6/15/37	500	289
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,960	9,528
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	13,165	14,000
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,323
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	9,176
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	120	126
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,044
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,563
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,125
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,779
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,319
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	12,392
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	1,014
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	1,007
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/43	1,000	408
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	3,936
					298,857
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,295	1,348
	Allegheny County PA GO	5.000%	11/1/28	2,485	2,589
	Allegheny County PA GO	5.000%	11/1/29	795	829
	Allegheny County PA GO	5.000%	11/1/41	835	864
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,066
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,681
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	975
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,072
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	1,003
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	396
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	101
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	427
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,138
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,420	5,424
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	305	306
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	11,465	11,561
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,110

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	180	182
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,065	1,082
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,550	17,928
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,155	2,205
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,735	5,868
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,330	1,345
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	2,275	2,368
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	21,720	22,649
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,455	10,911
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,415	2,520
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,780	3,969
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,156
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,060	17,975
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	860	870
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,852
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	6,585	6,991
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	845	879
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,125	7,406
	Commonwealth of Pennsylvania GO	5.000%	10/1/27	16,000	17,055
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	4,095	4,294
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	1,020	1,071
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	70	75
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	672
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	320	317
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,610	9,305
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	9,750	10,562
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	170	177
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	1,275	1,383
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,440
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	9,944
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,515	1,529
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	8,655	9,492
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	1,560	1,714
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,550	14,059
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	9,966
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	1,015	999
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,500	21,767
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	16,765
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	55	54
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	11,000	10,974
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	107
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	8,635	9,783
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,272
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	115	130
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,090	7,539
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	343
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	515	515
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	18,500	21,235
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,739
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	505
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	12
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,453
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	418
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	2,000	2,090
	Commonwealth of Pennsylvania GO	4.000%	6/15/33	25	25
[4]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	810	773
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	75	86
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,312
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,190	3,905
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	873
[4]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	265	248
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	19,972
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,013
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,357
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,048
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	110	110
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	1,870	1,733
[4]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	110	103
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,475
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	480	433

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,662
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	75
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	2,350	2,105
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,889
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,355	8,804
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	7,850	8,193
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,096
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	3,073
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	40
[4]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	845	840
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	145
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,425
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	3,000	3,330
	Council Rock School District GO	2.100%	8/15/43	1,000	674
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,099
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	1,695	1,760
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,316
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	504
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	1,250	1,285
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	226
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,266
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,675	6,564
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,145
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,159
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,077
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,089
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,820	7,368
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	884
	Haverford Township PA GO	4.000%	6/1/30	445	456
[4]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,187
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	402
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,101
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,737
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	934
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	11,782
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,317
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	10,169
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	13,288
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	186
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	64
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	133
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	880	919
[8]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	4,935	5,775
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,254
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	1,500	1,658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	1,095	1,097
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	4,260	4,248
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	630	498
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	257
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,015
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	188
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,044
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,816
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,606
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,714
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,295	1,315
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,035	1,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	620	637
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35	36
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	320	331
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,085	8,185

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,210	2,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	6,360	6,562
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,051
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	270	282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	320	330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,175	1,220
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	4,320	4,713
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,610	1,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,110	2,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,730	1,808
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	35	40
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	490	494
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,735	5,973
[4]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,240
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,178
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,035	2,331
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,042
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	3,940	4,112
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	330	334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,070	4,260
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,782
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,305
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	455	457
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	190	194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	125	128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5	5
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	1,030	1,043
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	265	266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	555	577
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	650	652
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,380	5,766
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,475	4,878
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	8,380	8,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	3,345	3,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,392
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	50	51
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	465	420
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	1,235	1,214
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	6,440	6,517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,010	2,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	16,165	16,637
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,581
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,975	2,051
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	139
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,680	3,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	10,085	10,111
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,903
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	18,605	18,669
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,540	4,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	3,490	3,673
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,460	4,696
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,875
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	3,008
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	2,180
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	785	794
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	555	596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	290	311
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,675	6,887
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	11,117

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,935	2,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	1,540	1,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	7,625	8,280
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,470	4,236
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	16,465	15,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,869
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,000	5,437
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,445	6,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	320	340
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,329
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	96
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,842
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	35	34
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	120	131
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,571
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,645	8,417
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/54	5,000	5,535
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	1,840	1,934
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,960
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,545
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,375
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,010	930
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	12,135	11,038
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	321
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	256
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,015	2,070
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,028
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,825	4,051
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	2,255	2,155
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,935	2,047
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,926
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	865
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	783
	Philadelphia PA GO	5.000%	8/1/24	575	575
	Philadelphia PA GO	5.000%	8/1/25	360	367
	Philadelphia PA GO	5.000%	8/1/26	5,235	5,425
[4]	Philadelphia PA GO	5.000%	8/1/30	800	838
	Philadelphia PA GO	4.000%	8/1/35	340	341
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,187
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	210	227
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	75	79
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	310	327
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	100	106
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/33	2,995	3,033
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	150	155
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,666
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	18,000	18,526
[4]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	10,199
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,105	1,155
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	340	357
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	5,000	5,534
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,666
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,672
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	4,994
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	180	187
[6]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	13
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,450	2,810
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,828
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	4,963
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	3,000	2,981
[4]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	681
	School District of Philadelphia GO	5.000%	9/1/24	1,375	1,377
	School District of Philadelphia GO	5.000%	9/1/25	555	565
	School District of Philadelphia GO	5.000%	9/1/26	3,025	3,140
[6]	School District of Philadelphia GO	5.000%	6/1/27	365	384
	School District of Philadelphia GO	5.000%	9/1/27	2,250	2,322
	School District of Philadelphia GO	5.000%	9/1/28	140	144
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,711
[4]	School District of Philadelphia GO	4.000%	9/1/43	4,415	4,389

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.000%	9/1/44	5,100	5,346
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,620
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,696
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,232
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,181
[4]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,635	7,171
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,187
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	1,980
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	879
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	590
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,290
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,747
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	702
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,725	6,837
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	19,700	21,453
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	5.000%	2/15/34	7,000	8,251
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,662
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	135	135
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,109
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,747
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,500
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	1,515	1,556
					1,219,956
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,675	1,701
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	1,240	1,283
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	690	713
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,885	2,973
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	650	669
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	2,700	2,776
	Rhode Island GO	4.125%	8/1/42	14,120	14,445
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,870	12,853
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	2,139
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	3,450	3,507
					43,218
South Carolina (0.9%)
	Charleston County SC GO	2.000%	11/1/38	5,810	4,416
	Charleston County SC GO	2.000%	11/1/39	1,790	1,332
	Charleston County SC GO	2.000%	11/1/39	2,490	1,853
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	1,400	1,409
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	910	934
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	9,440	9,871
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,045	1,133
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	5,495	5,496
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	195	212
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	1,940	1,952
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,870	7,326
	Horry County SC School District GO	5.000%	3/1/26	2,500	2,585
	Horry County SC School District GO	5.000%	3/1/29	10,000	10,945
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,454
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	2,500	2,440
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	4,500	4,815
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,080	3,119
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	3,250	3,634
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	920	919
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	170
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,222
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,465	6,425
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,854
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,450	3,752
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/45	2,500	2,714
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	1,250	1,343

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,595	2,486
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,874
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,776
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	2,500	2,657
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/49	3,750	4,097
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,155
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,262
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	15,356
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	8,076
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/54	7,500	7,981
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	6,000	6,473
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	7,800	8,645
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	10,410
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	196
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	376
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	105	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	308
[4]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,717
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	420
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,508
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	140	143
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	316
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	690
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,583
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	266
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,699
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	378
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,133
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,547
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	691
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,485	1,507
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	585	596
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,074
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,679
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	27,500	27,621
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,021
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,314
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	15,000	15,079
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,316
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	813
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	579
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	370	371
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	60	61
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	115	120
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	125	133
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	15,665	16,962
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,815
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.375%	10/1/32	180	179
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	182
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,100	9,955
[4]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,246
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/38	5	5
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,258
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	16
					314,678
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	554
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	155	167
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,352
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,342
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,366
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/59	1,000	1,048

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,898
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	4,132
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/64	2,000	2,110
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	12,221
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,214
	Memphis TN GO	5.000%	4/1/26	7,675	7,770
	Memphis TN GO	4.000%	6/1/32	1,390	1,401
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	5,200	5,596
[8]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	3,000	3,551
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	100	108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,155	2,312
[8]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/54	5,000	5,468
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/53	3,000	3,266
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	6,989
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	110	114
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	9,170	9,924
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	2,680	3,013
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	355	358
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,380	2,450
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	190	197
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,735	1,797
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	710	753
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	120	125
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	325	334
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	80	76
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	170	174
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	70	75
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,750	5,933
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	30	33
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,675	1,793
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	200	212
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	120	127
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,680	3,726
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,285	3,363
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	165	156
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,385	1,398
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	15
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/35	25	24
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/35	60	61
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/36	2,950	3,010
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	45	45
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	948
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,707
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	225	237
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	838
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,135	4,329
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	2,145	2,042
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	701
	Oak Ridge TN GO	5.000%	6/1/25	635	645
	Rutherford County TN GO	1.750%	4/1/35	5,465	4,259
	Tennessee GO	5.000%	5/1/31	1,000	1,133
	Tennessee GO	5.000%	5/1/34	1,000	1,165
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,440
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,305	5,439
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	159
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	5,000	5,399
	Williamson County TN GO	1.500%	4/1/32	2,040	1,666

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County TN GO	1.500%	4/1/33	2,070	1,641
					157,370
Texas (11.3%)
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,547
	Alamo Community College District GO	5.000%	2/15/26	5	5
	Alamo Community College District GO	5.000%	2/15/27	3,510	3,690
	Alamo Community College District GO	5.000%	2/15/28	455	487
	Alamo Community College District GO	5.000%	2/15/30	570	629
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	337
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,332
[14]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,865
[14]	Aldine Independent School District GO	5.000%	2/15/43	35	36
[14]	Aldine Independent School District GO	4.000%	2/15/49	9,500	9,202
[14]	Aldine Independent School District GO	4.000%	2/15/54	3,000	2,873
[14]	Aledo Independent School District GO	5.000%	2/15/48	4,500	4,855
[14]	Aledo Independent School District GO	5.000%	2/15/53	4,400	4,708
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,432
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,225
[14]	Alvin TX Independent School District GO	5.000%	2/15/25	1,730	1,747
[14]	Alvin TX Independent School District GO	5.000%	2/15/26	1,220	1,257
[14]	Alvin TX Independent School District GO	5.000%	2/15/29	750	816
[14]	Alvin TX Independent School District GO	5.000%	2/15/30	1,000	1,104
[14]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,120
[14]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,133
[14]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,144
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,361
[14]	Argyle Independent School District GO	5.000%	8/15/47	1,170	1,263
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,582
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,672
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/49	6,000	5,783
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	21
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/54	6,000	5,669
[4]	Arlington TX Special Tax Revenue	4.000%	2/15/44	115	112
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,005	2,063
[14]	Aubrey Independent School District GO	4.000%	2/15/47	3,255	3,223
	Austin Community College District GO	4.000%	8/1/40	4,250	4,150
	Austin Community College District GO	4.000%	8/1/45	32,765	31,404
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	357
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	991
[14]	Austin Independent School District GO	5.000%	8/1/24	125	125
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,000
	Austin Independent School District GO	5.000%	8/1/25	14,295	14,585
[14]	Austin Independent School District GO	5.000%	8/1/42	3,000	3,321
	Austin Independent School District GO	4.000%	8/1/48	13,010	12,595
	Austin Independent School District GO	5.000%	8/1/48	5,000	5,254
[14]	Austin Independent School District GO	5.000%	8/1/49	5,000	5,495
[14]	Austin Independent School District GO	5.250%	8/1/49	3,700	4,143
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,128
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,065	2,181
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	25,135	25,408
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,412
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,926
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,134
	Austin TX GO	2.950%	9/1/27	200	199
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	275	276
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	255	277
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	536
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	21
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	480	497
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	85	91
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,110	4,359
[14]	Azle Independent School District GO	4.000%	2/15/54	3,730	3,542
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,591
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,280	2,478
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,565	3,843
[14]	Bastrop Independent School District GO, Prere.	4.000%	2/15/25	7,800	7,827
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,943
	Bexar County TX GO	3.000%	6/15/41	1,500	1,313

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	4.000%	6/15/46	2,500	2,444
	Bexar County TX GO	5.000%	6/15/49	3,000	3,262
	Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,360
	Birdville Independent School District GO	4.000%	2/15/48	75	71
[14]	Birdville Independent School District GO	5.000%	2/15/48	10,470	11,373
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	200	200
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,330	1,331
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	345	345
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	500	511
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,070	1,093
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,710	8,029
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	715	744
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	1,795	1,937
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	5	5
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	7,465	8,190
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	305	345
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	170	192
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	1,815	1,816
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	175	191
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	100
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/42	570	570
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,103
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	80	72
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	1,100	735
	Brazoria County TX GO	3.000%	3/1/39	1,000	876
	Brazoria County TX GO	3.000%	3/1/40	1,000	860
[14]	Bullard Independent School District GO	4.000%	2/15/52	2,240	2,164
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	7,500	8,158
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	9,505
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	671
[14]	Celina Independent School District GO	4.000%	2/15/53	1,000	962
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	16,485	16,893
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,668
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	700	625
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,248
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,607
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,113
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	12,448
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	953
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,217
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	585	596
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,590	1,620
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,637
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,782
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,809
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,762
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	301
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,165
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,432
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	4,605	5,117
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,069
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,000	3,014
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,000	4,517
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,622
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,140
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	200	228
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	7,500	8,591
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,895	13,059
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,700
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,655
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	7,479
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,585
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,195	8,233
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	9,785	11,115
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	11,815	13,313
	Central Texas Turnpike System Highway Revenue	4.000%	8/15/38	205	205
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	5,000	5,658
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	7,500	8,399
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,390

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	6,000	6,670
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	180	157
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,460	2,703
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	25,200
[8]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	150	165
[8]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	4,830	5,256
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/49	7,500	8,259
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/55	7,500	8,227
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,291
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,429
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	2,000	1,962
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	6,500	6,457
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/45	3,000	2,858
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,420
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	8,855	8,421
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/49	3,600	3,510
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	2,000	1,958
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,403
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/53	1,500	1,503
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/54	4,000	3,840
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,646
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,184
	Collin County Community College District GO	3.000%	8/15/40	1,000	871
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,171
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,585
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,601
[14]	Conroe Independent School District GO	5.000%	2/15/29	290	316
[14]	Conroe Independent School District GO	2.650%	2/15/47	1,000	721
[14]	Conroe Independent School District GO	4.000%	2/15/47	300	295
[14]	Conroe Independent School District GO	4.000%	2/15/49	5,000	4,826
[14]	Conroe Independent School District GO	5.000%	2/15/49	16,000	17,523
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	5,000	4,890
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,134
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,613
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/54	5,000	4,911
[14]	Crowley Independent School District GO	5.000%	2/1/48	5,060	5,484
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	5,998
[14]	Crowley Independent School District GO	5.250%	2/1/53	7,660	8,421
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,915	5,980
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	245	253
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,460	1,503
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,880	1,976
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	595	613
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	165	167
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,523
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	309
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	9
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	3,000	3,022
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,947
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	225	246
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	245	270
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	4,805	5,345
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	450	508
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,740
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,188
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	9,938
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	21,886
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	100	101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,765	5,923
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,330	12,667
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,595	6,775
	Dallas College GO	5.000%	2/15/25	15,055	15,216
	Dallas College GO	4.000%	2/15/28	730	748
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	815	819
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	980	1,004
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,225	1,280
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	5,910	6,175

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,327
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	495	534
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,050	1,133
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,925	3,209
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	280	309
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,645	2,979
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	125	141
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,282
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,640	2,907
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,450	3,799
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	20	23
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	120	139
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,875	1,932
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,565	1,609
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	485	499
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	68
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	6
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,336
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	15,149
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,635	6,059
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	9,970	9,755
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,530	4,940
[14]	Dallas Independent School District GO	5.000%	8/15/24	640	640
[14]	Dallas Independent School District GO	3.000%	2/15/35	595	548
[14]	Dallas Independent School District GO	3.000%	2/15/36	620	565
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,732
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	672
[14]	Dallas Independent School District GO	5.000%	2/15/48	345	373
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,394
[14]	Dallas Independent School District GO	4.000%	2/15/54	6,000	5,795
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/24	25	25
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,276
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,202
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	10,000	10,008
[14]	Dallas Independent School District GO, Prere.	4.000%	2/15/25	500	503
	Dallas TX GO	5.000%	2/15/26	3,205	3,305
	Dallas TX GO	5.000%	2/15/27	7,610	7,996
	Dallas TX GO	5.000%	2/15/27	10,000	10,507
	Dallas TX GO	5.000%	2/15/28	4,015	4,291
	Dallas TX GO	5.000%	2/15/28	10,000	10,686
	Dallas TX GO	5.000%	2/15/31	10,815	12,081
[4]	Dallas TX GO	3.000%	2/15/33	175	164
[4]	Dallas TX GO	3.125%	2/15/35	100	92
[4]	Dallas TX GO	3.250%	2/15/37	235	215
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	2,815	2,824
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,980	3,041
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,545	2,653
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	1,080	1,125
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	1,220	1,271
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	306
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,113
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	2,909
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	58
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	25
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	80
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	19
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	13,305	13,008
[14]	Denton Independent School District GO	5.000%	8/15/35	3,610	4,185
[14]	Denton Independent School District GO	5.000%	8/15/36	1,000	1,152
[14]	Denton Independent School District GO	5.000%	8/15/37	615	708
[14]	Denton Independent School District GO	5.000%	8/15/38	2,895	3,304
[14]	Denton Independent School District GO	5.000%	8/15/39	1,505	1,706
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,459
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,441
[14]	Denton Independent School District GO	2.000%	8/15/48	170	100
[14]	Denton Independent School District GO	5.000%	8/15/48	5,655	6,164
[14]	Denton Independent School District GO	5.000%	8/15/53	9,480	10,218

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,080	3,143
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,830	7,990
	Denton TX GO	2.000%	2/15/39	1,400	1,001
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	12,650
[14]	Duncanville TX Independent School District GO	5.000%	2/15/49	2,000	2,184
[14]	Duncanville TX Independent School District GO	4.125%	2/15/54	5,000	4,939
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	3,112
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/54	2,500	2,383
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	256
[14]	El Paso Independent School District GO	4.000%	8/15/48	25	25
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	673
	El Paso TX GO	4.000%	8/15/41	80	78
	El Paso TX GO	4.000%	8/15/42	450	433
	El Paso TX GO	5.000%	8/15/42	1,235	1,254
	El Paso TX GO	4.000%	8/15/44	1,485	1,436
	El Paso TX GO	3.000%	8/15/47	2,990	2,354
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	897
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,860	17,601
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	1,240	1,321
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,662
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,569
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,288
[14]	Forney Independent School District GO	5.000%	8/15/48	5	5
[14]	Forney Independent School District GO	4.000%	8/15/52	8,025	7,689
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	7,168
[3]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	189
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,698
	Fort Bend County TX GO	5.250%	3/1/53	170	185
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,082
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	387
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,408
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,125
[14]	Fort Bend Independent School District GO	4.000%	8/15/49	2,500	2,415
[14]	Fort Bend Independent School District GO	4.250%	8/15/54	15,000	14,856
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,505	1,465
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,430	6,920
	Fort Bend Independent School District GO PUT	4.000%	8/1/27	11,125	11,302
[3]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,716
[14]	Fort Worth Independent School District GO	4.000%	2/15/49	4,000	3,879
[14]	Fort Worth Independent School District GO	5.000%	2/15/49	4,000	4,347
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/53	250	246
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,076
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,520	1,639
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,731
	Frisco TX GO	2.000%	2/15/38	1,315	981
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,350
[14]	Garland Independent School District GO	5.000%	2/15/26	6,025	6,210
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,179
[14]	Garland Independent School District GO	5.000%	2/15/34	2,245	2,586
[14]	Garland Independent School District GO	5.000%	2/15/35	1,000	1,150
[14]	Garland Independent School District GO	5.000%	2/15/36	1,300	1,490
[14]	Garland Independent School District GO	5.000%	2/15/37	1,000	1,137
[14]	Garland Independent School District GO	5.000%	2/15/38	1,000	1,138
[14]	Garland Independent School District GO	5.000%	2/15/39	2,000	2,253
[14]	Garland Independent School District GO	5.000%	2/15/40	3,500	3,917
[14]	Garland Independent School District GO	5.000%	2/15/41	4,000	4,454
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,882
[14]	Garland Independent School District GO	5.000%	2/15/43	3,200	3,534
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	400	427
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,300
	Georgetown City TX GO	2.000%	8/15/34	1,130	913
[14]	Georgetown Independent School District GO	4.125%	8/15/47	1,200	1,189
[4]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	15
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	3,010	3,207
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,005	2,132
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	40	42
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,010	1,065
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,510	5,737
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	7,190	6,941

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	16,570	17,195
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	13,255	12,546
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	15
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	777
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	5,380	5,868
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	12,985	13,733
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	22
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	10,374
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/53	1,500	1,482
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	8,000	7,905
[3]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	267
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	465	470
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,688
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,515	4,874
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	755
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	402
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	376
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,149
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,923
	Harris County Flood Control District GO	4.250%	10/1/47	4,565	4,611
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,904
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,021
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	4,335	4,761
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,020	3,362
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	5,810	6,467
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,055	3,244
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	105	120
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/37	5,000	5,754
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	21,500	21,099
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/49	10,000	9,661
	Harris County Toll Road Authority Highway Revenue	5.250%	8/15/49	5,000	5,565
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	508
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/54	12,000	11,462
	Harris County Toll Road Authority Highway Revenue	5.250%	8/15/54	8,000	8,864
	Harris County TX GO	5.000%	10/1/24	2,900	2,909
	Harris County TX GO	5.000%	10/1/26	1,305	1,332
	Harris County TX GO	5.000%	10/1/26	440	459
	Harris County TX GO	5.000%	10/1/27	2,985	3,047
	Harris County TX GO	5.000%	10/1/28	2,030	2,071
[8]	Harris County TX GO	5.000%	9/15/54	19,545	21,128
	Harris County TX Highway Revenue	5.000%	8/15/24	2,650	2,652
	Harris County TX Highway Revenue	5.000%	8/15/25	5,670	5,787
	Harris County TX Highway Revenue	5.000%	8/15/28	615	636
	Harris County TX Highway Revenue	5.000%	8/15/30	1,405	1,454
	Harris County TX Highway Revenue	5.000%	8/15/31	320	331
	Harris County TX Highway Revenue	5.000%	8/15/32	325	336
	Harris County TX Highway Revenue	5.000%	8/15/33	2,210	2,280
	Harris County TX Highway Revenue	5.000%	8/15/36	60	62
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	8,006
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	5,000	5,718
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	1,105	1,149
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	275	276
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	628
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	575	577
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,935
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	110	110
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	670	672
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/53	255	255
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	23
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	464
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	22,500	26,326
[14]	Houston Independent School District GO	5.000%	2/15/25	12,320	12,454
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,153
[14]	Houston Independent School District GO	5.000%	2/15/26	7,290	7,517
[14]	Houston Independent School District GO	5.000%	2/15/27	150	154
[14]	Houston Independent School District GO	5.000%	2/15/28	3,500	3,667
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,862

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Houston Independent School District GO	5.000%	2/15/29	5,205	5,343
[14]	Houston Independent School District GO	5.000%	2/15/30	1,135	1,165
[14]	Houston Independent School District GO	5.000%	2/15/31	140	144
[14]	Houston Independent School District GO	4.000%	2/15/33	500	505
[14]	Houston Independent School District GO	4.000%	2/15/34	11,820	11,874
[14]	Houston Independent School District GO	4.000%	2/15/35	12,100	12,144
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	4,630	4,951
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	680	727
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	400	455
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	105
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,045	5,295
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	90	94
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,861
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	5,635	5,637
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	10,080	10,083
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	352
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	5,420	5,558
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,594
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,138
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,711
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	10,000	11,592
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	10,000	11,655
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,000	11,621
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,569
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	400	401
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,310	1,315
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,104
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	260	272
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,959
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	7,970	7,993
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	48
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	196
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,097
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,417
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,663
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	10,286
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	5,000	5,563
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	16,689
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,251
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,068
[4]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/32	240	291
	Houston TX GO	5.000%	3/1/25	145	147
	Houston TX GO	5.000%	3/1/25	280	283
	Houston TX GO	5.000%	3/1/26	2,170	2,238
	Houston TX GO	5.000%	3/1/26	5,060	5,218
	Houston TX GO	5.000%	3/1/27	1,695	1,782
	Houston TX GO	5.000%	3/1/28	300	309
	Houston TX GO	5.000%	3/1/28	7,120	7,428
	Houston TX GO	5.000%	3/1/28	890	952
	Houston TX GO	5.000%	3/1/29	240	250
	Houston TX GO	5.000%	3/1/29	8,745	9,489
	Houston TX GO	5.000%	3/1/31	1,355	1,508
	Houston TX GO	5.000%	3/1/34	225	256
	Houston TX GO	4.000%	3/1/35	2,460	2,482
	Houston TX GO	5.250%	3/1/42	825	921
	Houston TX GO	5.250%	3/1/43	1,100	1,223
	Houston TX GO	5.250%	3/1/49	7,585	8,333
	Houston TX GO	4.125%	3/1/51	8,050	7,764
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	601
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	501
[7]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/30	35	28
[14]	Humble Independent School District GO	5.000%	2/15/47	840	904
[14]	Humble Independent School District GO	4.000%	2/15/54	2,895	2,752
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/50	19,100	18,476
[14]	Hutto Independent School District GO	5.000%	8/1/48	640	696
[14]	Hutto Independent School District GO	5.000%	8/1/53	1,595	1,724
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	741

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hutto TX GO	4.125%	8/1/49	5,000	4,829
[3]	Hutto TX GO	4.250%	8/1/54	10,000	9,757
[14]	Irving Independent School District GO	5.000%	2/15/39	700	785
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,796
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,667
[14]	Irving Independent School District GO	5.000%	2/15/42	1,360	1,500
[14]	Irving Independent School District GO	5.000%	2/15/43	1,180	1,298
	Irving TX GO	5.000%	9/15/29	1,525	1,643
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	767
[14]	Judson Independent School District GO	4.000%	2/1/41	150	147
[14]	Judson Independent School District GO	4.000%	2/1/49	5,000	4,835
[14]	Judson Independent School District GO	5.000%	2/1/49	2,475	2,702
[14]	Judson Independent School District GO	4.000%	2/1/53	5,170	4,931
[14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,164
[14]	Katy Independent School District GO	5.000%	2/15/45	50	50
[14]	Katy Independent School District GO	5.000%	2/15/48	11,005	11,896
[14]	Katy Independent School District GO	4.000%	2/15/49	2,215	2,154
[14]	Katy Independent School District GO	3.000%	2/15/51	50	38
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,265
[14]	Keller TX Independent School District GO	4.000%	2/15/44	1,700	1,708
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,029
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,006
[14]	Killeen Independent School District GO	3.000%	2/15/44	25	20
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,771
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,509
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,434
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	3,175	3,034
[8,14]	Lamar Consolidated Independent School District GO	5.000%	2/15/49	5,000	5,440
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,107
[8,14]	Lamar Consolidated Independent School District GO	4.000%	2/15/54	7,975	7,612
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	30
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	13,215	14,116
[4]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	13,896
[8,14]	Lamar Consolidated Independent School District GO	5.250%	2/15/59	7,000	7,664
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	9,520
[14]	Laredo Independent School District GO	4.000%	8/1/28	1,640	1,641
[14]	Leander Independent School District GO	5.000%	8/15/38	450	457
[14]	Leander Independent School District GO	5.000%	8/15/39	1,755	1,780
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,726
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	744
[14]	Leander Independent School District GO	0.000%	8/16/44	5,000	2,015
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,259
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,636
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	205	95
	Lewisville Independent School District GO	5.000%	8/15/25	25	25
[14]	Lewisville Independent School District GO	4.000%	8/15/26	565	569
[14]	Lewisville Independent School District GO	4.000%	8/15/27	4,140	4,170
	Lewisville Independent School District GO	5.000%	8/15/28	1,730	1,759
[14]	Lewisville Independent School District GO	5.000%	8/15/36	1,370	1,567
[14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,409
[14]	Lewisville Independent School District GO	5.000%	8/15/44	6,270	6,887
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	995
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,086
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	70	75
[14]	Liberty Hill Independent School District GO	5.000%	2/1/54	21,000	22,772
	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,135	5,151
	Little Elm Town TX GO	2.000%	8/1/37	1,295	988
	Lone Star College System GO	5.000%	8/15/42	100	103
	Lone Star College System GO	2.375%	2/15/51	120	78
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,098
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,131
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,570	1,593
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,430	1,507
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	206
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,302
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,443
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,515	1,719
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	99
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,688
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	1,395	1,446

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	676
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	1,045	1,105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	545	576
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	2,735	2,883
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	130	134
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/48	2,750	2,980
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,755
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,035	4,508
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	2,780	2,922
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,350
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,497
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/54	10,000	10,921
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,847
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	12,699
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,766
[14]	Mansfield Independent School District GO	4.000%	2/15/49	125	121
[14]	Mansfield Independent School District GO	4.000%	2/15/49	5,750	5,600
[14]	Mansfield Independent School District GO	4.000%	2/15/54	5,500	5,272
	McLennan County TX GO	2.000%	6/1/39	880	626
[14]	Medina Valley Independent School District GO	4.000%	2/15/53	9,000	8,655
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	25	17
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Midland Independent School District GO	5.000%	2/15/50	13,955	14,450
[14]	Midland Independent School District GO	4.000%	2/15/54	6,015	5,776
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,358
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,300	2,231
[14]	Montgomery Independent School District GO	4.000%	2/15/53	2,855	2,727
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	2,500	2,333
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	735
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,027
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,880	2,046
[14]	New Caney Independent School District GO	4.000%	2/15/49	5,000	4,856
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,700
[14]	New Caney Independent School District GO	4.000%	2/15/54	5,000	4,789
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/57	5,000	4,455
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	135	137
[14]	North East TX Independent School District GO	5.250%	2/1/27	610	643
[14]	North East TX Independent School District GO	5.250%	2/1/29	310	340
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,582
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,783
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	367
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,146
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,854
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	40	41
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,835	2,845
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,910	1,917
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,025
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,735	3,766
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,695	3,801
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,060	3,149
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,420	1,461
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	11,505	12,048
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,920	1,969
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	435	444
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,595	1,636
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,508
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,865	2,883
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,480	2,542
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	515	525
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	390	392
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,970	2,019
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,020	1,045
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,330	2,386
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,030	1,049
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,500	1,673
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,650	10,689

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,195	1,224
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,780	1,790
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	235	244
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	320	322
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	570	593
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	14,385	14,456
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,272
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	25	26
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	3,060	3,074
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,352
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	415	423
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	2,600	2,649
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,565	1,623
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	455	471
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	220	219
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,655	10,299
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	985	989
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	180	194
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,510	2,846
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	1,250	1,239
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,539
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,715	9,873
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	250	257
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	240	252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,220
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,811
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,260
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,420	2,670
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	102
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	245	236
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	11,415	11,828
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,168
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	1,375	1,316
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	988
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	126
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,440	6,645
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,605
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,107
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,205	1,167
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,930	2,213
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	12,935
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	12,015	12,166
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	1,966
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,061
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,175	7,309
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,635	1,413
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,710	2,260
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,630	5,333
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	180	140
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,382
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,015	4,322
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	138
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,976
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	2,115
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	7,675	4,627
[14]	Northside Independent School District GO	4.125%	8/15/54	5,090	4,968
[14]	Northside Independent School District GO PUT	1.600%	8/1/24	1,665	1,665
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,071
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,855	3,819
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,461
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,739
[14]	Northwest Independent School District GO	5.000%	2/15/48	310	334
[14]	Northwest Independent School District GO	5.000%	2/15/48	2,835	3,051
[14]	Northwest Independent School District GO	5.000%	2/15/49	8,000	8,627
[14]	Pasadena Independent School District GO	5.000%	2/15/47	200	216
[14]	Pasadena Independent School District GO	4.000%	2/15/52	10,015	9,677
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	275
[14]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/25	1,455	1,462
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,180	5,404

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	7,043
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	462
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,445	7,381
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,660	1,900
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	2,520	2,920
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	105	120
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	12,000	13,906
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	1,255	1,437
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	15,000	17,593
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	115	139
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	6,000	6,934
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,543
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,262
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,008
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	4,199
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,515	2,791
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,977
	Pflugerville Independent School District GO	5.000%	2/15/48	7,280	7,630
	Pflugerville TX GO	1.750%	8/1/34	800	631
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,738
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,350
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,107
	Plano Independent School District GO	5.000%	2/15/34	2,095	2,385
	Plano Independent School District GO	5.000%	2/15/38	30	34
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,859
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,840
	Plano Independent School District GO	5.000%	2/15/41	3,010	3,319
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,196
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,375
	Plano TX GO	2.000%	9/1/38	1,975	1,456
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	40	43
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,100	9,802
[14]	Prosper Independent School District GO	4.000%	2/15/48	2,405	2,338
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,336
[14]	Prosper Independent School District GO	5.000%	2/15/49	70	73
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,774
[14]	Prosper Independent School District GO	4.000%	2/15/54	28,000	27,091
	Prosper TX GO	2.000%	2/15/35	2,035	1,631
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,515	1,531
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,588
[14]	Richardson Independent School District GO	4.000%	2/15/49	3,500	3,440
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	94
[14]	Rockwall Independent School District GO	5.000%	2/15/52	1,000	1,065
[14]	Rockwall Independent School District GO	4.000%	2/15/53	14,500	13,944
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,170	1,182
[14]	Round Rock Independent School District GO	5.000%	8/1/30	595	650
[14]	Round Rock Independent School District GO	5.000%	8/1/31	1,725	1,878
[14]	Round Rock Independent School District GO	3.000%	8/1/33	370	354
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,120	3,363
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	11,500	11,783
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/52	4,240	4,535
[14]	Salado Independent School GO	4.250%	2/15/54	5,000	5,019
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,660
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	3,035
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,271
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	10,110	9,683
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	7,500	8,454
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	5,000	5,627
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	600	606
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	17,895
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,350	11,702
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	492
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	13,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,816
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	575	594
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,105	3,182
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	266
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	340	372
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,280	1,398
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,019

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	6,000	6,808
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,269
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,105	3,503
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	3,000	3,371
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,566
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	80	80
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,000	12,725
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,170	3,517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	1,000	954
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,519
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,803
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	1,000	1,052
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	12,000	13,320
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	10,000	11,100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/49	5,000	5,684
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	5,000	5,376
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,276
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,851
	San Antonio TX GO	3.000%	8/1/35	240	226
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	1,993
[14]	San Antonio TX Independent School District GO	5.000%	8/15/52	17,140	18,531
	San Antonio Water System Water Revenue	5.000%	5/15/33	740	767
	San Antonio Water System Water Revenue	5.000%	5/15/46	1,630	1,740
	San Antonio Water System Water Revenue	5.250%	5/15/48	7,005	7,718
	San Antonio Water System Water Revenue	5.250%	5/15/52	11,260	12,223
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,472
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,100
	San Jacinto Community College District GO	4.000%	2/15/46	10	10
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,000	3,338
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,441
[14]	Sanger Independent School District GO	4.000%	8/15/52	7,030	6,724
	Seguin TX GO	5.250%	9/1/58	6,055	6,614
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,809
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,367
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,691
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,440
	Smith County TX GO	5.000%	8/15/43	25	27
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,415
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	7,088
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,175	4,216
[14]	Spring Branch Independent School District GO	5.000%	2/1/26	2,835	2,920
	Spring Independent School District GO	4.000%	8/15/52	7,265	6,972
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	15,422
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,036
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,704
	Temple College GO	3.000%	7/1/46	1,955	1,545
	Temple TX GO	2.125%	8/1/39	1,720	1,249
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,035	3,085
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,890	4,034
	Texas A&M University College & University Revenue	5.000%	5/15/26	5,000	5,185
	Texas A&M University College & University Revenue	5.000%	5/15/27	180	190
	Texas A&M University College & University Revenue	5.000%	5/15/27	7,500	7,912
	Texas A&M University College & University Revenue	5.000%	5/15/28	530	559
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	272
	Texas A&M University College & University Revenue	5.000%	5/15/41	5,000	5,656
	Texas A&M University College & University Revenue	5.000%	5/15/42	5,000	5,631
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	4,925	4,731
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	266
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	341
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	6,460	6,613
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,567
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,170	2,266
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,955	8,307
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,041
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	8,005	9,180
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	25,200	29,255
	Texas GO	5.000%	10/1/24	1,020	1,022
	Texas GO	5.000%	10/1/24	18,255	18,315
	Texas GO	5.000%	10/1/24	320	321

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/25	1,025	1,028
	Texas GO	5.000%	10/1/25	800	819
	Texas GO	5.000%	10/1/26	460	462
	Texas GO	5.000%	10/1/26	1,045	1,067
	Texas GO	5.000%	10/1/27	360	361
	Texas GO	5.000%	10/1/27	2,935	2,998
	Texas GO	5.000%	10/1/27	1,355	1,357
	Texas GO	3.200%	10/1/28	7,450	7,425
	Texas GO	5.000%	10/1/28	3,355	3,426
	Texas GO	5.000%	10/1/28	1,350	1,354
	Texas GO	5.000%	10/1/29	5,465	5,778
	Texas GO	5.000%	10/1/29	1,060	1,082
	Texas GO	5.000%	10/1/30	210	222
	Texas GO	5.000%	10/1/30	100	106
	Texas GO	4.000%	10/1/31	840	840
	Texas GO	5.000%	10/1/31	520	549
	Texas GO	5.000%	10/1/31	10,390	10,592
	Texas GO	5.000%	10/1/31	20	21
	Texas GO	2.250%	8/1/32	1,000	867
	Texas GO	5.000%	10/1/32	6,095	6,424
	Texas GO	5.000%	10/1/32	19,500	19,870
	Texas GO	5.000%	10/1/32	55	58
	Texas GO	5.000%	10/1/32	50	51
	Texas GO	2.250%	8/1/33	1,000	850
	Texas GO	5.000%	10/1/33	6,165	6,496
	Texas GO	5.000%	10/1/33	110	116
	Texas GO	5.000%	10/1/34	1,540	1,621
	Texas GO	5.000%	10/1/34	105	111
	Texas GO	2.000%	8/1/35	2,000	1,578
	Texas GO	5.000%	10/1/35	9,370	9,534
	Texas GO	2.000%	8/1/36	3,000	2,303
	Texas GO	4.000%	10/1/36	4,120	4,106
	Texas GO	5.000%	10/1/36	9,485	9,642
	Texas GO	5.000%	5/15/40	1,595	1,609
	Texas GO	5.000%	8/1/41	3,000	3,032
	Texas GO	5.000%	4/1/46	235	240
	Texas GO, Prere.	5.000%	10/1/24	3,815	3,827
	Texas GO, Prere.	5.000%	10/1/24	45,635	45,776
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,718
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	934
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,600
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,186
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	2,019
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,812
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,589
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,564
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,032
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,008
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	993
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	30	32
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	265	284
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	980	1,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	4,785	5,098
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	60	64
[4]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,570	4,057
	Texas State University System College & University Revenue	5.000%	3/15/26	3,000	3,094
	Texas State University System College & University Revenue	5.000%	3/15/27	1,745	1,833
	Texas State University System College & University Revenue	5.000%	3/15/28	3,280	3,446
	Texas State University System College & University Revenue	5.000%	3/15/29	625	657
	Texas State University System College & University Revenue	5.000%	3/15/30	12,000	13,261
	Texas State University System College & University Revenue	5.000%	3/15/31	105	110
	Texas State University System College & University Revenue	4.000%	3/15/49	3,500	3,400

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas State University System College & University Revenue	5.250%	3/15/54	5,000	5,505
Texas Transportation Commission GO	5.000%	4/1/27	21,465	22,637
Texas Transportation Commission GO	5.000%	4/1/28	2,000	2,147
Texas Transportation Commission GO	5.000%	4/1/32	5,000	5,700
Texas Transportation Commission GO	5.000%	4/1/33	10,000	11,543
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	343
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	651
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	309
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,683
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	576
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,356
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,232
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	117
Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,550
Texas Water Development Board Water Revenue	5.000%	4/15/25	295	299
Texas Water Development Board Water Revenue	5.000%	4/15/26	1,205	1,248
Texas Water Development Board Water Revenue	5.000%	4/15/29	155	164
Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,195
Texas Water Development Board Water Revenue	5.000%	4/15/30	140	148
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,110	1,131
Texas Water Development Board Water Revenue	5.000%	4/15/31	3,415	3,663
Texas Water Development Board Water Revenue	5.000%	10/15/31	3,135	3,308
Texas Water Development Board Water Revenue	4.000%	10/15/32	570	580
Texas Water Development Board Water Revenue	4.000%	10/15/32	1,815	1,825
Texas Water Development Board Water Revenue	5.000%	10/15/32	10,285	11,001
Texas Water Development Board Water Revenue	5.000%	8/1/33	1,155	1,280
Texas Water Development Board Water Revenue	3.000%	10/15/33	120	115
Texas Water Development Board Water Revenue	4.000%	10/15/33	2,895	2,969
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,195	1,216
Texas Water Development Board Water Revenue	5.000%	8/1/34	7,520	8,563
Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	4,984
Texas Water Development Board Water Revenue	4.000%	10/15/34	2,115	2,160
Texas Water Development Board Water Revenue	4.000%	10/15/34	2,405	2,462
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,610	1,617
Texas Water Development Board Water Revenue	3.000%	10/15/35	140	131
Texas Water Development Board Water Revenue	4.000%	10/15/35	470	477
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,260	4,349
Texas Water Development Board Water Revenue	4.000%	10/15/35	410	418
Texas Water Development Board Water Revenue	5.000%	10/15/35	3,095	3,516
Texas Water Development Board Water Revenue	4.000%	10/15/36	385	391
Texas Water Development Board Water Revenue	4.000%	10/15/36	130	132
Texas Water Development Board Water Revenue	4.450%	10/15/36	30	33
Texas Water Development Board Water Revenue	4.000%	10/15/37	680	691
Texas Water Development Board Water Revenue	4.000%	10/15/37	310	314
Texas Water Development Board Water Revenue	5.000%	10/15/37	65	74
Texas Water Development Board Water Revenue	4.000%	4/15/38	2,685	2,717
Texas Water Development Board Water Revenue	4.000%	10/15/38	80	81
Texas Water Development Board Water Revenue	5.000%	10/15/38	4,010	4,222
Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,353
Texas Water Development Board Water Revenue	3.000%	10/15/39	225	199
Texas Water Development Board Water Revenue	3.000%	10/15/39	670	600
Texas Water Development Board Water Revenue	4.600%	10/15/39	1,500	1,627
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,871
Texas Water Development Board Water Revenue	4.000%	10/15/40	1,440	1,417
Texas Water Development Board Water Revenue	4.650%	10/15/40	1,000	1,072
Texas Water Development Board Water Revenue	4.650%	10/15/40	11,625	12,546
Texas Water Development Board Water Revenue	5.000%	8/1/41	100	110
Texas Water Development Board Water Revenue	4.000%	10/15/41	1,900	1,864
Texas Water Development Board Water Revenue	4.700%	10/15/41	4,615	4,932
Texas Water Development Board Water Revenue	4.700%	10/15/41	1,500	1,614
Texas Water Development Board Water Revenue	5.000%	10/15/42	4,845	5,033
Texas Water Development Board Water Revenue	4.000%	10/15/43	18,810	18,628
Texas Water Development Board Water Revenue	4.750%	10/15/43	3,450	3,691
Texas Water Development Board Water Revenue	5.000%	10/15/43	1,680	1,749
Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,577
Texas Water Development Board Water Revenue	4.000%	10/15/45	10,000	9,844
Texas Water Development Board Water Revenue	4.000%	10/15/45	340	326
Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,970
Texas Water Development Board Water Revenue	5.000%	10/15/46	690	710
Texas Water Development Board Water Revenue	5.250%	10/15/46	100	103

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/47	320	331
	Texas Water Development Board Water Revenue	5.000%	10/15/47	4,000	4,337
	Texas Water Development Board Water Revenue	5.000%	4/15/49	7,475	7,775
	Texas Water Development Board Water Revenue	4.000%	10/15/49	14,275	13,743
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	46
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,550	10,093
	Texas Water Development Board Water Revenue	4.000%	10/15/51	14,585	13,931
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	10
	Texas Water Development Board Water Revenue	4.000%	10/15/54	7,000	6,639
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,415
	Texas Water Development Board Water Revenue	5.000%	10/15/58	6,805	7,365
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	5,364
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	435	424
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	125
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	3,555	3,748
	University of Houston College & University Revenue	5.000%	2/15/29	2,365	2,429
	University of Houston College & University Revenue	5.000%	2/15/36	25	26
	University of Houston College & University Revenue	5.000%	2/15/37	120	122
	University of Houston College & University Revenue	5.000%	2/15/42	150	165
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,190
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	3,590	3,593
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	1,180	1,181
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	1,445	1,476
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,430	3,572
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,250	3,385
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	1,525	1,588
	University of Texas System Regents College & University Revenue	5.000%	8/15/27	1,575	1,669
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	3,670	4,089
	University of Texas System Regents College & University Revenue	5.000%	8/15/31	17,290	19,553
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	2,760	3,006
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	1,655	1,897
	University of Texas System Regents College & University Revenue	5.000%	8/15/33	4,550	5,196
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	15,160	16,518
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	3,245	3,704
	University of Texas System Regents College & University Revenue	4.000%	8/15/35	4,805	4,994
	University of Texas System Regents College & University Revenue	5.000%	8/15/44	700	700
	University of Texas System Regents College & University Revenue	2.250%	8/15/46	1,070	723
	University of Texas System Regents College & University Revenue	5.000%	8/15/47	1,250	1,482
	University of Texas System Regents College & University Revenue	3.500%	8/15/50	11,610	10,224
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	6,900	8,177
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	564
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,298
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,581
	Waco TX GO	5.000%	2/1/49	5,000	5,421
	Waco TX GO	5.250%	2/1/54	11,000	12,100
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,762
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	2,013
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,925
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,000	3,847
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,000	3,268
[14]	Waxahachie Independent School District GO	4.000%	2/15/49	10,000	9,698
[14]	Waxahachie Independent School District GO	4.000%	2/15/53	5,000	4,753
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,249
	Webster TX GO	2.000%	3/1/38	975	715
	Webster TX GO	2.000%	3/1/39	995	709
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,674
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	86
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,100	1,073
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,388
	Williamson County TX GO	4.000%	2/15/28	18,440	19,015
	Williamson County TX GO	5.000%	2/15/29	5,000	5,453
	Williamson County TX GO	5.000%	2/15/30	5,000	5,532
	Williamson County TX GO	5.000%	2/15/31	5,000	5,607
	Williamson TX GO	2.375%	2/15/37	3,790	3,090
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/49	3,200	3,549
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/54	3,000	3,304
[14]	Wylie Taylor County Independent School District GO	4.250%	2/15/54	4,100	4,115
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,114
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	107
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,255

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,335	8,514
					4,077,216
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,398
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,480
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,573
	Canyons School District (Utah School Board Guaranty Program) GO	2.950%	6/15/34	2,000	1,879
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,719
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	9,850
	Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,600
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	110	119
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,985	3,275
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	75	82
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	35	39
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,035	1,154
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	395	447
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	160	181
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	245	276
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	120	138
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	185	211
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,095	1,229
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	215	245
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	15	17
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	155	176
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	35	40
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	295	329
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,270	1,437
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	145	161
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,345	1,513
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,000	2,242
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	215	238
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	1,000	1,101
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,230	2,483
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	785	861
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,170	7,956
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,130	1,232
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,615	5,082
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	4,885	5,463
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,330	2,528
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,245	2,422
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	10	11
	Jordan School District GO	4.000%	6/15/29	2,450	2,465
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	154
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,605	1,645
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	917
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,300
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,016
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	1,000	1,077
	Salt Lake County UT GO	2.700%	12/15/31	1,635	1,550
	Salt Lake County UT GO	2.800%	12/15/32	800	757
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,532
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,148
	University of Utah College & University Revenue	4.000%	8/1/33	425	433
	University of Utah College & University Revenue	5.250%	8/1/53	85	94
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	115	131
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	30	34
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	105	117
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,855	7,588
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	5.000%	8/1/46	510	552
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/51	10,000	9,717
	Utah GO	5.000%	7/1/25	2,355	2,400
	Utah GO	5.000%	7/1/26	6,985	7,263
	Utah GO	5.000%	7/1/26	6,700	6,967
	Utah GO	5.000%	7/1/28	3,940	4,263
	Utah GO	5.000%	7/1/29	175	191
	Utah GO	5.000%	7/1/30	1,095	1,191
	Utah GO	5.000%	7/1/31	10	11
	Utah GO	5.000%	7/1/32	1,080	1,174

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah GO	3.000%	7/1/33	8,650	8,293
	Utah GO	3.000%	7/1/34	3,450	3,294
	Utah GO, Prere.	3.500%	1/1/25	21,970	22,015
[4]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,368
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	773
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	6,194
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	30	34
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	412
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	320	326
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,577
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,362
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	345	348
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,365	1,378
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	535	540
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	3,045	3,073
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,499
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,715	2,763
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	230	234
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	220	224
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,895	2,947
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,850	6,972
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	51
	Weber School District GO	2.125%	6/15/32	1,670	1,459
					209,025
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	14,090
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	188
					14,278
Virginia (1.2%)
	Alexandria VA GO	3.000%	7/15/46	25	21
	Arlington County VA GO	2.500%	8/15/29	2,040	1,939
[4]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,775	1,814
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,359
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	7,000	7,720
	Commonwealth of Virginia GO	5.000%	6/1/27	180	183
	Fairfax County VA GO	4.000%	10/1/26	320	326
	Fairfax County VA GO	4.000%	10/1/27	4,260	4,338
	Fairfax County VA GO	4.000%	10/1/28	40	41
	Fairfax County VA GO	4.000%	10/1/42	10,000	10,205
	Fairfax County VA Sewer Revenue	5.000%	7/15/49	2,500	2,784
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,469
	Fairfax County VA Sewer Revenue	5.000%	7/15/54	4,400	4,863
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	130
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,692
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	1,100	1,169
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/60	3,500	3,708
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	887
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	5,485	5,693
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,381
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,267
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	805	861
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,500	3,802
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	3.000%	12/1/36	3,500	3,167
	Loudoun County VA GO	2.000%	12/1/34	1,000	818
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/47	1,500	1,633
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	2,500	2,706
	Richmond VA GO	3.375%	3/1/41	1,450	1,330
	Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,240
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	140	144
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	2,730	2,810
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	125	129
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	140	144
	University of Virginia College & University Revenue	5.000%	4/1/38	1,925	2,013
	University of Virginia College & University Revenue	5.000%	4/1/42	20	21
	University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,316
	University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,485

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Virginia College & University Revenue	5.000%	4/1/47	6,000	6,188
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,160
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,839
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	320	323
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	1,020	1,052
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	45	44
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,311
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	520
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	45
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	4,105	4,222
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,390
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,025	4,679
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,782
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	352
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	495	500
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	715	723
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,040	3,072
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	340	351
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	11,000	11,345
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	580	609
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	310	332
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	5,770	6,178
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,212
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	145	153
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	680	728
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	625	681
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,000	3,271
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	715	779
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	371
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	4,030	4,297
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,355	3,720
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	4,050	4,491
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,020	1,107
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	200	209
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,575	1,678
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	4,160	4,683
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	240	226
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,760	4,296
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,510	4,066
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,456
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,025	3,485
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,135	1,034
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,550	1,780
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,040	3,493
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	5	6
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,015
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,757
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	70	79
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,280	1,462
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,050	1,195
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	80	90
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	20	23
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,225	1,376
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,820	2,035
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,615	3,985
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,662
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,959
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,425
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	30	30
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	160	162
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	85	85
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	440	457
Virginia College Building Authority College & University Revenue	5.000%	3/1/54	2,000	2,183
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,324
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	4,105
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,565
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	13,215	13,164

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	4,335	4,381
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	65	67
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	205
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	9,040	8,370
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	2,000	1,799
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,100
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	88
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,470	1,494
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,520	3,653
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,480	2,622
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	415	441
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	8,670	9,195
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,561
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	280	284
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	254
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,490
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,602
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,502
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	2,000	2,291
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	16,995	17,878
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,545	1,609
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,500
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,305	5,318
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,735	3,783
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	130	133
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	120	124
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	225	235
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	385	406
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	1,315	1,400
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	90
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	205	205
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,850	3,931
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,420	5,534
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/26	4,750	4,754
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,455	3,596
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,435	2,586
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	325	344
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	5,375	6,093
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	165	187
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	685	774
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	60	63
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	245	254
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	230	262
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,885	3,976
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	4,000	4,063
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,860	1,899
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	5,980	6,103
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,675	1,708
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,657
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,538
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	20	20
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	1,675	1,639
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,520	1,658
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	978
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	3,013
					444,735
Washington (2.8%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,276
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	3,055	3,581
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	640	683

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	940	1,021
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,015	2,223
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,415	1,583
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	325	369
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	1,270	1,440
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	1,295	1,467
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	300	340
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	3,321
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	530	595
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	185	202
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,968
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	1,800	1,825
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,515	4,632
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	6,650	6,823
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,605	1,647
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	9,425	9,670
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,345	4,458
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	510	523
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,520	20,027
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,740	4,863
[6]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	295	251
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	10,775	10,978
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,497
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,001
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/40	1,440	1,441
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	1,620	1,647
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	1,010	1,029
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	3,270	3,401
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	5,220	5,316
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	4,580	4,762
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	2,440	2,579
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,277
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,444
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	4,020	4,311
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,185	1,356
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,460	1,564
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,490	1,596
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	310	315
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	705	741
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	160	183
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	425	454
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	2,605	2,786
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,485	1,588
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	145
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,460	4,004
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	450	491
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,520	3,898
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	7,400	8,032
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	385	437
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	2,250	2,583
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	660	729
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	355	401
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,260	7,178
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	285	309
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	580	627
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,160	3,604
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	7,070	8,191
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,465	3,790
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	7,500	8,639
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	13,885	15,302
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	680	745
	Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	3,180	3,688
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	75	76
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/26	4,000	4,160
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	145	153
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/34	4,000	4,634
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	1,185	1,186
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,565	2,668
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,240	2,242

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,290	1,342
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,506
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	2,015	2,133
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	3,415	3,612
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,670	6,112
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,095	3,153
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	2,005	2,085
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	115	117
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	515	545
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	1,135	1,223
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,130	13,377
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	290	290
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	2,305	2,438
Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/25	5,060	5,155
Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/26	5,010	5,211
Energy Northwest Nuclear Revenue (Project No.1)	5.000%	7/1/27	4,000	4,234
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,490	1,555
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/26	2,495	2,616
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	45	48
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	120	135
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	2,500	2,822
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,810
King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,065
King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	113
King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,517
King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,783
King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,984
King County School District No. 411 Issaquah GO	3.000%	12/1/30	490	472
King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,503
King County School District No. 411 Issaquah GO	5.000%	12/1/32	815	850
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	610	630
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	185	193
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	460	484
King County WA GO	4.000%	1/1/26	275	279
King County WA GO	5.000%	1/1/30	1,625	1,799
King County WA GO	4.000%	7/1/30	5,740	5,868
King County WA GO	5.000%	1/1/32	2,910	3,293
King County WA Sewer Revenue	4.000%	7/1/33	415	419
King County WA Sewer Revenue	4.000%	7/1/35	130	131
King County WA Sewer Revenue	4.000%	7/1/40	500	497
King County WA Sewer Revenue	4.000%	7/1/41	10,000	9,878
King County WA Sewer Revenue	4.000%	7/1/45	15	15
King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,988
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,679
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,126
King WA Sewer Revenue	4.000%	7/1/31	125	126
Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,588
Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,209
Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,150	3,235
Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	5,000	5,579
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	692
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,864
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	755	744
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	796
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	110	111
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	70	79
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,258
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,390	2,401
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	364
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	420	408
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,169
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	315	341
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	2,165
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,254
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	3,000	3,228
Snohomish County WA GO	2.000%	12/1/31	5,565	4,795
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	340	368
Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	410	426
Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	275	283
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	730	748

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spokane WA GO	4.000%	12/1/31	1,475	1,521
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	15,557
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	195	210
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,000	2,172
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/54	2,000	2,155
University of Washington College & University Revenue	4.000%	6/1/37	10	10
University of Washington College & University Revenue	4.000%	12/1/41	5,020	4,996
University of Washington College & University Revenue	3.125%	7/1/42	3,235	2,736
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,032
University of Washington College & University Revenue	3.250%	7/1/43	125	106
University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,766
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	6,295	6,305
Washington Economic Development Finance Authority College & University Revenue	4.000%	6/1/38	6,395	6,299
Washington GO	5.000%	8/1/24	945	945
Washington GO	5.000%	8/1/24	1,375	1,375
Washington GO	5.000%	7/1/25	295	297
Washington GO	5.000%	7/1/25	700	713
Washington GO	5.000%	7/1/25	2,525	2,572
Washington GO	5.000%	7/1/25	2,725	2,776
Washington GO	5.000%	7/1/25	2,200	2,202
Washington GO	5.000%	7/1/25	10,805	11,008
Washington GO	5.000%	8/1/25	2,940	3,001
Washington GO	5.000%	8/1/25	3,215	3,282
Washington GO	4.000%	7/1/26	2,735	2,739
Washington GO	4.000%	7/1/26	20,795	21,242
Washington GO	5.000%	7/1/26	385	396
Washington GO	5.000%	7/1/26	7,730	8,039
Washington GO	4.000%	7/1/27	14,660	15,110
Washington GO	4.000%	7/1/27	30	31
Washington GO	5.000%	7/1/27	475	479
Washington GO	5.000%	7/1/27	20	20
Washington GO	5.000%	7/1/27	2,005	2,021
Washington GO	5.000%	7/1/27	450	477
Washington GO	5.000%	7/1/27	125	128
Washington GO	5.000%	8/1/27	510	529
Washington GO	5.000%	8/1/27	1,350	1,434
Washington GO	5.000%	8/1/27	10,085	10,710
Washington GO	5.000%	2/1/28	2,000	2,143
Washington GO	4.000%	7/1/28	370	385
Washington GO	4.000%	7/1/28	170	177
Washington GO	5.000%	7/1/28	520	524
Washington GO	5.000%	7/1/28	440	443
Washington GO	5.000%	7/1/28	1,250	1,282
Washington GO	5.000%	7/1/28	6,850	6,903
Washington GO	5.000%	8/1/28	1,435	1,519
Washington GO	5.000%	8/1/28	275	285
Washington GO	5.000%	8/1/28	5,000	5,406
Washington GO	5.000%	8/1/28	10,845	11,726
Washington GO	4.000%	7/1/29	15,000	15,742
Washington GO	5.000%	7/1/29	1,300	1,309
Washington GO	5.000%	7/1/29	970	995
Washington GO	5.000%	7/1/29	205	206
Washington GO	5.000%	8/1/29	10,500	10,883
Washington GO	5.000%	8/1/29	295	312
Washington GO	5.000%	8/1/29	2,385	2,626
Washington GO	4.000%	7/1/30	2,250	2,369
Washington GO	5.000%	7/1/30	15,830	15,941
Washington GO	5.000%	7/1/30	680	697
Washington GO	5.000%	7/1/30	2,665	2,684
Washington GO	5.000%	7/1/30	2,680	2,992
Washington GO	5.000%	8/1/30	2,335	2,420
Washington GO	5.000%	8/1/30	375	395
Washington GO	5.000%	8/1/30	1,965	2,072
Washington GO	5.000%	8/1/30	2,500	2,636
Washington GO	5.000%	8/1/30	1,050	1,174
Washington GO	4.000%	7/1/31	3,685	3,691
Washington GO	5.000%	7/1/31	3,400	3,424
Washington GO	5.000%	7/1/31	2,000	2,014
Washington GO	5.000%	7/1/31	3,125	3,147
Washington GO	5.000%	7/1/31	1,625	1,666

Vanguard® Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/31	2,910	3,013
Washington GO	5.000%	8/1/31	220	232
Washington GO	5.000%	8/1/31	9,015	10,232
Washington GO	5.000%	8/1/31	280	318
Washington GO	5.000%	7/1/32	5,965	6,005
Washington GO	5.000%	7/1/32	3,340	3,363
Washington GO	5.000%	7/1/32	365	374
Washington GO	5.000%	8/1/32	3,810	3,872
Washington GO	5.000%	8/1/32	5,000	5,263
Washington GO	5.000%	8/1/32	5,000	5,263
Washington GO	5.000%	8/1/32	695	798
Washington GO	5.000%	8/1/32	595	683
Washington GO	5.000%	8/1/32	10,000	11,481
Washington GO	5.000%	2/1/33	130	148
Washington GO	5.000%	7/1/33	480	483
Washington GO	5.000%	7/1/33	2,095	2,147
Washington GO	5.000%	8/1/33	850	864
Washington GO	5.000%	8/1/33	2,200	2,312
Washington GO	5.000%	8/1/33	480	550
Washington GO	5.000%	8/1/33	1,155	1,214
Washington GO	5.000%	8/1/33	990	1,150
Washington GO	5.000%	2/1/34	45	51
Washington GO	5.000%	7/1/34	180	209
Washington GO	5.000%	8/1/34	310	321
Washington GO	5.000%	8/1/34	250	254
Washington GO	5.000%	8/1/34	1,500	1,693
Washington GO	5.000%	8/1/34	65	75
Washington GO	5.000%	8/1/34	150	172
Washington GO	5.000%	2/1/35	4,710	5,191
Washington GO	5.000%	2/1/35	150	170
Washington GO	5.000%	8/1/35	720	756
Washington GO	5.000%	8/1/35	1,715	1,986
Washington GO	5.000%	8/1/35	1,050	1,183
Washington GO	5.000%	8/1/35	3,835	4,381
Washington GO	5.000%	8/1/35	75	79
Washington GO	5.000%	8/1/35	3,200	3,740
Washington GO	5.000%	2/1/36	2,190	2,403
Washington GO	5.000%	2/1/36	200	226
Washington GO	5.000%	7/1/36	320	367
Washington GO	5.000%	8/1/36	1,510	1,533
Washington GO	5.000%	8/1/36	30	34
Washington GO	5.000%	8/1/36	3,160	3,630
Washington GO	5.000%	8/1/36	10,035	11,670
Washington GO	5.000%	2/1/37	80	90
Washington GO	5.000%	2/1/37	360	394
Washington GO	5.000%	8/1/37	8,575	8,704
Washington GO	5.000%	8/1/37	810	836
Washington GO	5.000%	8/1/37	5,010	5,434
Washington GO	5.000%	8/1/37	90	103
Washington GO	5.000%	8/1/37	155	173
Washington GO	5.000%	2/1/38	20	22
Washington GO	5.000%	2/1/38	305	323
Washington GO	5.000%	6/1/38	2,020	2,211
Washington GO	5.000%	8/1/38	1,500	1,644
Washington GO	5.000%	8/1/38	125	139
Washington GO	5.000%	8/1/38	5,000	5,689
Washington GO	5.000%	8/1/38	205	233
Washington GO	5.000%	8/1/38	65	73
Washington GO	5.000%	8/1/38	10,000	11,507
Washington GO	5.000%	2/1/39	2,095	2,332
Washington GO	5.000%	2/1/39	265	288
Washington GO	5.000%	2/1/39	190	200
Washington GO	5.000%	6/1/39	1,165	1,270
Washington GO	5.000%	8/1/39	3,175	3,220
Washington GO	5.000%	8/1/39	615	633
Washington GO	5.000%	8/1/39	1,260	1,376
Washington GO	5.000%	8/1/39	7,530	8,526
Washington GO	5.000%	8/1/39	10	11
Washington GO	5.000%	8/1/39	5,080	5,815
Washington GO	5.000%	2/1/40	1,895	2,097

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/40	2,630	2,842
	Washington GO	5.000%	2/1/40	500	518
	Washington GO	5.000%	6/1/40	8,275	8,976
	Washington GO	5.000%	8/1/40	675	684
	Washington GO	5.000%	8/1/40	1,365	1,484
	Washington GO	5.000%	8/1/40	2,190	2,409
	Washington GO	5.000%	8/1/40	3,875	4,311
	Washington GO	5.000%	8/1/40	7,500	8,435
	Washington GO	5.000%	8/1/40	290	311
	Washington GO	5.000%	8/1/40	4,010	4,556
	Washington GO	5.000%	2/1/41	6,760	7,448
	Washington GO	5.000%	2/1/41	1,425	1,535
	Washington GO	5.000%	2/1/41	50	56
	Washington GO	5.000%	2/1/41	2,980	3,247
	Washington GO	5.000%	2/1/41	50	52
	Washington GO	5.000%	6/1/41	2,870	3,105
	Washington GO	5.000%	8/1/41	2,665	2,921
	Washington GO	5.000%	8/1/41	3,610	3,800
	Washington GO	5.000%	8/1/41	1,095	1,187
	Washington GO	5.000%	8/1/41	20	21
	Washington GO	5.000%	8/1/41	15	17
	Washington GO	5.000%	8/1/41	45	50
	Washington GO	5.000%	2/1/42	710	744
	Washington GO	5.000%	2/1/42	2,200	2,364
	Washington GO	5.000%	2/1/42	1,500	1,549
	Washington GO	5.000%	2/1/42	1,010	1,109
	Washington GO	5.000%	2/1/42	30	33
	Washington GO	5.000%	2/1/42	15	17
	Washington GO	5.000%	2/1/42	1,000	1,120
	Washington GO	5.000%	8/1/42	5,655	6,111
	Washington GO	5.000%	8/1/42	10,000	11,151
	Washington GO	5.000%	8/1/42	1,260	1,328
	Washington GO	5.000%	8/1/42	190	210
	Washington GO	5.000%	2/1/43	80	86
	Washington GO	5.000%	2/1/43	65	72
	Washington GO	5.000%	8/1/43	1,070	1,125
	Washington GO	5.000%	8/1/43	6,300	6,857
	Washington GO	5.000%	8/1/43	320	340
	Washington GO	5.000%	8/1/43	250	269
	Washington GO	5.000%	2/1/44	3,670	3,923
	Washington GO	5.000%	2/1/44	490	535
	Washington GO	5.000%	2/1/44	795	876
	Washington GO	5.000%	8/1/44	165	177
	Washington GO	5.000%	8/1/44	90	100
	Washington GO	5.000%	8/1/44	410	435
	Washington GO	5.000%	2/1/45	250	269
	Washington GO	5.000%	6/1/45	1,120	1,190
	Washington GO	5.000%	8/1/45	430	469
	Washington GO	5.000%	2/1/46	2,880	3,087
	Washington GO	5.000%	8/1/46	320	348
	Washington GO	5.000%	8/1/46	30	32
	Washington GO	5.000%	8/1/46	10,000	11,060
	Washington GO	5.000%	2/1/47	11,000	11,866
	Washington GO	5.000%	2/1/48	8,000	8,647
	Washington GO	5.000%	8/1/48	5,000	5,425
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,774
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,296
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,732
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,751
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	805
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	2,119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,530	3,159
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	65
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,468
	Washington State University College & University Revenue	5.000%	4/1/40	165	166
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	440	422
					1,005,749

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.0%)
[4]	Marshall University College & University Revenue	3.000%	5/1/46	385	308
	West Virginia GO	5.000%	12/1/41	35	37
	West Virginia GO	4.000%	6/1/42	1,465	1,452
	West Virginia GO	4.000%	12/1/42	1,205	1,194
	West Virginia GO	5.000%	12/1/43	70	74
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	1,030	1,030
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,811
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	3,241
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	1,760	1,875
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/51	1,000	963
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	100	100
					13,085
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,714
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,728
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,238
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	4,066
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	15,006	16,269
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	965	991
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	929
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,122
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,179
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,611
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,362
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,113
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,450
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,643
	Stoughton WI GO	2.375%	4/1/27	1,205	1,163
	West De Pere School District GO	3.000%	4/1/32	2,885	2,664
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,645	2,686
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	275	291
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	370	392
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	9,215	9,760
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	285	295
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,737
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	857
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	666
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,529
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	1,445	1,533
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	780	824
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	990	1,045
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	3,195	3,368
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	585	654
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,410	3,866
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,490	4,013
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	205	238
	Wisconsin GO	5.000%	11/1/24	570	573
	Wisconsin GO	5.000%	5/1/25	8,610	8,649
	Wisconsin GO	5.000%	11/1/25	325	330
	Wisconsin GO	5.000%	11/1/25	2,660	2,728
	Wisconsin GO	5.000%	5/1/26	2,185	2,195
[8]	Wisconsin GO	5.000%	5/1/26	12,795	13,073
	Wisconsin GO	5.000%	11/1/26	2,295	2,402
	Wisconsin GO	5.000%	11/1/26	2,045	2,140
	Wisconsin GO	5.000%	5/1/27	35	35
	Wisconsin GO	5.000%	5/1/27	1,520	1,607
[8]	Wisconsin GO	5.000%	5/1/27	9,780	10,176
	Wisconsin GO	5.000%	11/1/27	785	829
	Wisconsin GO	5.000%	11/1/27	6,480	6,840
	Wisconsin GO	5.000%	11/1/27	1,955	2,063
	Wisconsin GO	5.000%	5/1/28	5,450	5,475
[8]	Wisconsin GO	5.000%	5/1/28	11,070	11,720
	Wisconsin GO	5.000%	11/1/28	215	223
	Wisconsin GO	5.000%	11/1/28	920	968
	Wisconsin GO	5.000%	11/1/28	4,350	4,575
	Wisconsin GO	5.000%	5/1/29	100	110
	Wisconsin GO	5.000%	11/1/29	1,690	1,746
	Wisconsin GO	5.000%	11/1/29	955	1,005

Vanguard® Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	11/1/29	170	179
	Wisconsin GO	5.000%	5/1/30	6,120	6,810
	Wisconsin GO	5.000%	5/1/30	600	668
	Wisconsin GO	5.000%	11/1/30	2,060	2,168
	Wisconsin GO	5.000%	5/1/31	5,585	6,290
	Wisconsin GO	5.000%	5/1/31	30	34
	Wisconsin GO	5.000%	5/1/31	1,165	1,312
	Wisconsin GO	5.000%	11/1/31	985	1,036
	Wisconsin GO	5.000%	5/1/32	445	508
	Wisconsin GO	5.000%	5/1/32	1,200	1,370
	Wisconsin GO	5.000%	5/1/33	1,000	1,157
	Wisconsin GO	5.000%	5/1/34	1,630	1,890
	Wisconsin GO	5.000%	5/1/34	8,725	10,228
	Wisconsin GO	5.000%	5/1/35	3,000	3,472
	Wisconsin GO	5.000%	5/1/36	3,260	3,756
	Wisconsin GO	5.000%	5/1/37	2,300	2,643
	Wisconsin GO	5.000%	5/1/38	2,100	2,403
[8]	Wisconsin GO	5.000%	5/1/38	5,500	6,320
	Wisconsin GO	4.000%	5/1/39	2,350	2,389
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,450	6,234
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,661
					242,986
Wyoming (0.0%)
[4]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,738
Total Tax-Exempt Municipal Bonds (Cost $36,060,589)					35,903,061
				Shares
Temporary Cash Investments (0.9%)
Investment Company (0.9%)
[15]	Vanguard Municipal Low Duration Fund (Cost $330,376)	3.785%		33,037,618	330,376
Total Investments (100.0%) (Cost $36,390,965)					36,233,437
Other Assets and Liabilities—Net (0.0%)					(12,202)
Net Assets (100%)					36,221,235
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $18,981,000, representing 0.1% of net assets.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SOFR—Secured Overnight Financing Rate.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in

Vanguard® Tax-Exempt Bond Index Fund
Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	35,903,061	—	35,903,061
Temporary Cash Investments	330,376	—	—	330,376
Total	330,376	35,903,061	—	36,233,437